Money Market Funds

Prospectus

UBS Select Prime Capital Fund
UBS Select Treasury Capital Fund
UBS Select Tax-Free Capital Fund
Prospectus

August 28, 2011, as revised April 13, 2012

Ticker symbols:

UBS Select Prime Capital Fund  SPCXX

UBS Select Treasury Capital Fund  STCXX

UBS Select Tax-Free Capital Fund  STEXX

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved the funds' shares or determined whether this prospectus is complete or accurate. To state otherwise is a crime.

Not FDIC Insured. May lose value. No bank guarantee.

UBS Money Series

Contents

The funds

What every investor should know about the funds

Fund summaries

UBS Select Prime Capital Fund	Page 3

UBS Select Treasury Capital Fund	Page 7

UBS Select Tax-Free Capital Fund	Page 11

More information about the funds	Page 15

Your investment

Information for managing your fund account

Managing your fund account—for eligible clients of UBS Financial Services Inc.	Page 20

Managing your fund account—purchases, sales and exchanges of the funds directly or through another financial intermediary	Page 27

—Buying shares —Selling shares —Exchanging shares —Transfer of account limitations —Additional information about your account —Market timing —Pricing and valuation

Additional information

Additional important information about the funds

Management	Page 33

Dividends and taxes	Page 35

Disclosure of portfolio holdings	Page 36

Financial highlights	Page 38

Appendix A: Additional information regarding purchases and redemptions	A-1

Where to learn more about the funds	Back cover

Please find the UBS family of funds privacy notice and the Information concerning UBS Global Asset Management's business continuity plans inside the back of this prospectus.

The funds are not a complete or balanced investment program.

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UBS Select Prime Capital Fund
Fund summary

Investment objective

Maximum current income consistent with liquidity and the preservation of capital.

Fees and expenses of the fund

These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder fees (fees paid directly from your investment)

Maximum front-end sales charge (load) imposed on purchases (as a % of the offering price)	None
Maximum deferred sales charge (load) (as a % of the lesser of the offering price or the redemption price)	None

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)*

Management fees		0.20%
Distribution (12b-1) fees		None
Other expenses		0.20
Shareholder servicing fee	0.15
Miscellaneous expenses**	0.05
Total annual fund operating expenses		0.40
Fee waiver/expense reimbursement†		0.20
Total annual fund operating expenses after fee waiver and/or expense reimbursement†		0.20

*  The fund invests in securities through an underlying master fund, Prime Master Fund. This table reflects the direct expenses of the fund and its share of expenses of Prime Master Fund, including management fees allocated from Prime Master Fund. Management fees are comprised of investment advisory and administration fees. Management fees are based on estimated Prime Master Fund assets under management of less than $30 billion during the fund's first fiscal year.

**  Expenses are based on estimated amounts for the fund's first fiscal year.

†  The fund and UBS Global Asset Management (Americas) Inc. ("UBS Global AM") have entered into a written fee waiver/expense reimbursement agreement pursuant to which UBS Global AM is contractually obligated to waive its management fees and/or reimburse the fund, and to cause its affiliate UBS Global Asset Management (US) Inc. to waive its shareholder servicing fee, so that the fund's operating expenses through August 31, 2013 (excluding interest expense, if any, and extraordinary items) would not exceed 0.20%. The fund has agreed to repay UBS Global AM for any waived fees/reimbursed expenses to the extent that it can do so over the three years following such waived fees/reimbursed expenses without causing the fund's expenses in any of those three years to exceed the expense cap. The fee waiver/expense reimbursement agreement may be terminated by the fund's board at any time and also will terminate automatically upon the expiration or termination of the fund's contract with UBS Global AM. Upon termination of the agreement, however, UBS Global AM's three year recoupment rights will survive.

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Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years
UBS Select Prime Capital Fund	$20	$108

Principal strategies
Principal investments

The fund is a money market fund and seeks to maintain a stable price of $1.00 per share. The fund seeks to achieve its objective by investing in a diversified portfolio of high quality money market instruments of governmental and private issuers. These may include:

•  short-term obligations of the US government and its agencies and instrumentalities;

•  repurchase agreements;

•  obligations of issuers in the financial services group of industries; and

•  commercial paper, other corporate obligations and asset-backed securities.

Money market instruments generally are short-term debt obligations and similar securities. They also may include longer-term bonds that have variable interest rates or other special features that give them the financial characteristics of short-term debt. The fund invests in foreign money market instruments only if they are denominated in US dollars. The fund will, under normal circumstances, invest more than 25% of its total assets in the financial services group of industries.

The fund invests in securities through an underlying master fund. The fund and its corresponding master fund have the same objective. Unless otherwise indicated, references to the fund include the master fund.

Management process

UBS Global Asset Management (Americas) Inc. ("UBS Global AM") acts as the investment advisor and administrator for the fund. As investment advisor, UBS Global AM makes the fund's investment decisions. UBS Global AM selects money market instruments for the fund based on its assessment of relative values and changes in market and economic conditions. UBS Global AM considers safety of principal and liquidity in selecting securities for the fund and thus may not buy securities that pay the highest yield.

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Principal risks

All investments carry a certain amount of risk, and the fund cannot guarantee that it will achieve its investment objective. While the fund seeks to maintain the value of your investment at $1.00 per share, you may lose money by investing in the fund. An investment in the fund is not a bank deposit and is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Money market instruments generally have a low risk of loss, but they are not risk-free. The principal risks presented by an investment in the fund are:

Credit risk: Issuers of money market instruments may fail to make payments when due, or they may become less willing or less able to do so.

Concentration risk: The fund will invest a significant portion of its assets in securities issued by companies in the financial services group of industries, including US banking, non-US banking, broker-dealers, insurance companies, finance companies (e.g., automobile finance) and related asset-backed securities. Accordingly, the fund will be more susceptible to developments that affect those industries than other funds that do not concentrate their investments.

Financial services sector risk: Investments of the fund in the financial services sector may be particularly affected by economic cycles, business developments, interest rate changes and regulatory changes.

Foreign investing risk: The value of the fund's investments in foreign securities may fall due to adverse political, social and economic developments abroad. However, because the fund's foreign investments must be denominated in US dollars, it generally is not subject to the risk of changes in currency valuations.

US Government securities risk: There are different types of US government securities with different levels of credit risk, including the risk of default, depending on the nature of the particular government support for that security. For example, a US government-sponsored entity, although chartered or sponsored by an Act of Congress, may issue securities that are neither insured nor guaranteed by the US Treasury and are therefore riskier than those that are.

Interest rate risk: The value of the fund's investments generally will fall when interest rates rise, and its yield will tend to lag behind prevailing rates.

Liquidity risk: Although the fund invests in a diversified portfolio of high quality instruments, the fund's investments may become less liquid as a result of market developments or adverse investor perception.

Management risk: The risk that the investment strategies, techniques and risk analyses employed by the investment advisor may not produce the desired results.

UBS Global Asset Management
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Performance

There is no performance information quoted for the fund as the fund had not yet commenced operations as of the date of this prospectus.

Investment advisor

UBS Global Asset Management (Americas) Inc. ("UBS Global AM") serves as the investment advisor to the fund.

Purchase & sale of fund shares

If you are a client of UBS Financial Services Inc. with "Marketing Relationship" assets of $25 million or more (as that term is defined by the terms and conditions of your account with UBS Financial Services Inc.), you are eligible to use the fund as a sweep option. Depending on your particular circumstances, free cash balances in your securities account may automatically be redirected into the fund, or you may be able to designate the fund as a sweep option by contacting your Financial Advisor.

You may also buy and sell fund shares through other financial intermediaries who are authorized to accept purchase and sales orders on behalf of the fund. If you are buying or selling fund shares directly, you may do so by calling the fund's transfer agent at 1-888-547 FUND. The minimum investment level for initial purchases generally is $500,000 (unless you are a client of UBS Financial Services Inc. and must meet the eligibility criteria noted above). The fund has no minimum to add to an account. Shares of the fund may be redeemed in the same manner as they were purchased (i.e., directly or through a financial intermediary). Shares can be purchased and redeemed on any business day on which the Federal Reserve Bank of New York, the New York Stock Exchange and the principal bond markets (as recommended by the Securities Industry and Financial Markets Association) are open.

Tax information

The dividends and distributions you receive from the fund are taxable and will generally be taxed as ordinary income, capital gains or some combination of both. If you hold shares through a tax-exempt account or plan, such as an individual retirement account or 401(k) plan, dividends and distributions on your shares generally will not be subject to tax before distributions are made to you from the account or plan.

Payments to broker-dealers and other financial intermediaries

If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial advisor to recommend the fund over another investment. Ask your financial advisor or visit your financial intermediary's Web site for more information.

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UBS Select Treasury Capital Fund
Fund summary

Investment objective

Maximum current income consistent with liquidity and the preservation of capital.

Fees and expenses of the fund

These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder fees (fees paid directly from your investment)

Maximum front-end sales charge (load) imposed on purchases (as a % of the offering price)	None
Maximum deferred sales charge (load) (as a % of the lesser of the offering price or the redemption price)	None

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)*

Management fees		0.20%
Distribution (12b-1) fees		None
Other expenses		0.20
Shareholder servicing fee	0.15
Miscellaneous expenses**	0.05
Total annual fund operating expenses		0.40
Fee waiver/expense reimbursement†		0.20
Total annual fund operating expenses after fee waiver and/or expense reimbursement†		0.20

*  The fund invests in securities through an underlying master fund, Treasury Master Fund. This table reflects the direct expenses of the fund and its share of expenses of Treasury Master Fund, including management fees allocated from Treasury Master Fund. Management fees are comprised of investment advisory and administration fees. Management fees are based on estimated Treasury Master Fund assets under management of less than $30 billion during the fund's first fiscal year.

**  Expenses are based on estimated amounts for the fund's first fiscal year.

†  The fund and UBS Global Asset Management (Americas) Inc. ("UBS Global AM") have entered into a written fee waiver/expense reimbursement agreement pursuant to which UBS Global AM is contractually obligated to waive its management fees and/or reimburse the fund, and to cause its affiliate UBS Global Asset Management (US) Inc. to waive its shareholder servicing fee, so that the fund's operating expenses through August 31, 2013 (excluding interest expense, if any, and extraordinary items) would not exceed 0.20%. The fund has agreed to repay UBS Global AM for any waived fees/reimbursed expenses to the extent that it can do so over the three years following such waived fees/reimbursed expenses without causing the fund's expenses in any of those three years to exceed the expense cap. The fee waiver/expense reimbursement agreement may be terminated by the fund's board at any time and also will terminate automatically upon the expiration or termination of the fund's contract with UBS Global AM. Upon termination of the agreement, however, UBS Global AM's three year recoupment rights will survive.

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Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years
UBS Select Treasury Capital Fund	$20	$108

Principal strategies
Principal investments

The fund is a money market fund and seeks to maintain a stable price of $1.00 per share. Under normal circumstances, the fund seeks to achieve its objective by investing at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in securities issued by the US Treasury and in related repurchase agreements. However, under normal circumstances the fund expects to invest substantially all of its assets in securities issued by the US Treasury and in related repurchase agreements. The fund may invest a significant percentage of its assets in repurchase agreements. Repurchase agreements involve transactions in which the fund purchases securities issued by the US Treasury and simultaneously commits to resell them to the same counterparty at a future time and at a price reflecting a market rate of interest. While income earned by the fund's direct investments in securities issued by the US Treasury may qualify for favorable state and local income taxation, income related to repurchase agreements may not be so advantaged. Investing in repurchase agreements may permit the fund quickly to take advantage of increases in short-term rates.

Money market instruments generally are short-term debt obligations and similar securities. They also may include longer-term bonds that have variable interest rates or other special features that give them the financial characteristics of short-term debt.

The fund invests in securities through an underlying master fund. The fund and its corresponding master fund have the same objective. Unless otherwise indicated, references to the fund include the master fund.

Management process

UBS Global Asset Management (Americas) Inc. ("UBS Global AM") acts as the investment advisor and administrator for the fund. As investment advisor, UBS Global AM makes the fund's investment decisions. UBS Global AM selects money market instruments for the fund based on its assessment of relative values and changes in market and economic conditions.

UBS Global AM considers safety of principal and liquidity in selecting securities for the fund and thus may not buy securities that pay the highest yield.

UBS Global Asset Management
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Principal risks

All investments carry a certain amount of risk, and the fund cannot guarantee that it will achieve its investment objective. While the fund seeks to maintain the value of your investment at $1.00 per share, you may lose money by investing in the fund. An investment in the fund is not a bank deposit and is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Money market instruments generally have a low risk of loss, but they are not risk-free. The principal risks presented by an investment in the fund are:

Credit risk: Issuers of money market instruments may fail to make payments when due, or they may become less willing or less able to do so.

US Government securities risk: There are different types of US government securities with different levels of credit risk, including the risk of default, depending on the nature of the particular government support for that security. For example, a US government-sponsored entity, although chartered or sponsored by an Act of Congress, may issue securities that are neither insured nor guaranteed by the US Treasury and are therefore riskier than those that are.

Interest rate risk: The value of the fund's investments generally will fall when interest rates rise, and its yield will tend to lag behind prevailing rates.

Liquidity risk: Although the fund invests in securities issued by the US Treasury and in related repurchase agreements, the fund's investments may become less liquid as a result of market developments or adverse investor perception.

Management risk: The risk that the investment strategies, techniques and risk analyses employed by the investment advisor may not produce the desired results.

Performance

There is no performance information quoted for the fund as the fund had not yet commenced operations as of the date of this prospectus.

Investment advisor

UBS Global Asset Management (Americas) Inc. ("UBS Global AM") serves as the investment advisor to the fund.

Purchase & sale of fund shares

If you are a client of UBS Financial Services Inc. with "Marketing Relationship" assets of $25 million or more (as that term is defined by the terms and conditions of your account with UBS Financial Services Inc.), you are eligible to use the fund as a sweep option. Depending on your particular circumstances, free cash balances in your securities account may automatically be redirected into the fund, or you may be able to designate the fund as a sweep option by contacting your Financial Advisor.

UBS Global Asset Management
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You may also buy and sell fund shares through other financial intermediaries who are authorized to accept purchase and sales orders on behalf of the fund. If you are buying or selling fund shares directly, you may do so by calling the fund's transfer agent at 1-888-547 FUND. The minimum investment level for initial purchases generally is $500,000 (unless you are a client of UBS Financial Services Inc. and must meet the eligibility criteria noted above). The fund has no minimum to add to an account. Shares of the fund may be redeemed in the same manner as they were purchased (i.e., directly or through a financial intermediary). Shares can be purchased and redeemed on any business day on which the Federal Reserve Bank of New York, the New York Stock Exchange and the principal bond markets (as recommended by the Securities Industry and Financial Markets Association) are open.

Tax information

The dividends and distributions you receive from the fund are taxable and will generally be taxed as ordinary income, capital gains or some combination of both. If you hold shares through a tax-exempt account or plan, such as an individual retirement account or 401(k) plan, dividends and distributions on your shares generally will not be subject to tax before distributions are made to you from the account or plan.

Payments to broker-dealers and other financial intermediaries

If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial advisor to recommend the fund over another investment. Ask your financial advisor or visit your financial intermediary's Web site for more information.

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UBS Select Tax-Free Capital Fund
Fund summary

Investment objective

Maximum current income exempt from federal income tax consistent with liquidity and the preservation of capital.

Fees and expenses of the fund

These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder fees (fees paid directly from your investment)

Maximum front-end sales charge (load) imposed on purchases (as a % of the offering price)	None
Maximum deferred sales charge (load) (as a % of the lesser of the offering price or the redemption price)	None

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)*

Management fees		0.20%
Distribution (12b-1) fees		None
Other expenses		0.22
Shareholder servicing fee	0.15
Miscellaneous expenses**	0.07
Total annual fund operating expenses		0.42
Fee waiver/expense reimbursement†		0.22
Total annual fund operating expenses after fee waiver and/or expense reimbursement†		0.20

*  The fund invests in securities through an underlying master fund, Tax-Free Master Fund. This table reflects the direct expenses of the fund and its share of expenses of Tax-Free Master Fund, including management fees allocated from Tax-Free Master Fund. Management fees are comprised of investment advisory and administration fees. Management fees are based on estimated Tax-Free Master Fund assets under management of less than $30 billion during the fund's first fiscal year.

**  Expenses are based on estimated amounts for the fund's first fiscal year.

†  The fund and UBS Global Asset Management (Americas) Inc. ("UBS Global AM") have entered into a written fee waiver/expense reimbursement agreement pursuant to which UBS Global AM is contractually obligated to waive its management fees and/or reimburse the fund, and to cause its affiliate UBS Global Asset Management (US) Inc. to waive its shareholder servicing fee, so that the fund's operating expenses through August 31, 2013 (excluding interest expense, if any, and extraordinary items) would not exceed 0.20%. The fund has agreed to repay UBS Global AM for any waived fees/reimbursed expenses to the extent that it can do so over the three years following such waived fees/reimbursed expenses without causing the fund's expenses in any of those three years to exceed the expense cap. The fee waiver/expense reimbursement agreement may be terminated by the fund's board at any time and also will terminate automatically upon the expiration or termination of the fund's contract with UBS Global AM. Upon termination of the agreement, however, UBS Global AM's three year recoupment rights will survive.

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Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years
UBS Select Tax-Free Capital Fund	$20	$113

Principal strategies
Principal investments

The fund is a money market fund and seeks to maintain a stable price of $1.00 per share. The fund seeks to achieve its objective by investing in a diversified portfolio of high quality, municipal money market instruments.

Under normal circumstances, the fund will invest at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in investments, the income from which is exempt from federal income tax. Investments that are subject to the alternative minimum tax are not counted towards satisfying the 80% test in the foregoing sentence. Under normal circumstances, the fund may invest only up to 20% of its net assets in municipal securities that pay interest that is an item of tax preference for purposes of the alternative minimum tax.

Money market instruments generally are short-term debt obligations and similar securities. They also may include longer-term bonds that have variable interest rates or other special features that give them the financial characteristics of short-term debt.

The fund invests in securities through an underlying master fund. The fund and its corresponding master fund have the same objective. Unless otherwise indicated, references to the fund include the master fund.

Management process

UBS Global Asset Management (Americas) Inc. ("UBS Global AM") acts as the investment advisor and administrator for the fund. As investment advisor, UBS Global AM makes the fund's investment decisions. UBS Global AM selects money market instruments for the fund based on its assessment of relative values and changes in market and economic conditions.

Principal risks

All investments carry a certain amount of risk, and the fund cannot guarantee that it will achieve its investment objective. While the fund seeks to maintain the value of your investment at $1.00 per share, you may lose money by investing in the fund. An investment in the fund is not a bank deposit and is neither

UBS Global Asset Management
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insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Money market instruments generally have a low risk of loss, but they are not risk-free. The principal risks presented by an investment in the fund are:

Credit risk: Issuers of money market instruments may fail to make payments when due, or they may become less willing or less able to do so.

Interest rate risk: The value of the fund's investments generally will fall when interest rates rise, and its yield will tend to lag behind prevailing rates.

Liquidity risk: Although the fund invests in a diversified portfolio of high quality instruments, the fund's investments may become less liquid as a result of market developments or adverse investor perception.

Management risk: The risk that the investment strategies, techniques and risk analyses employed by the investment advisor may not produce the desired results.

Municipal securities risk: Municipal securities are subject to interest rate and credit risks. The ability of a municipal issuer to make payments and the value of municipal securities can be affected by uncertainties in the municipal securities market. Such uncertainties could cause increased volatility in the municipal securities market and could negatively impact the fund's net asset value and/or the distributions paid by the fund. Municipalities continue to experience difficulties in the current economic and political environment.

Performance

There is no performance information quoted for the fund as the fund had not yet commenced operations as of the date of this prospectus.

Investment advisor

UBS Global Asset Management (Americas) Inc. ("UBS Global AM") serves as the investment advisor to the fund.

Purchase & sale of fund shares

If you are a client of UBS Financial Services Inc. with "Marketing Relationship" assets of $25 million or more (as that term is defined by the terms and conditions of your account with UBS Financial Services Inc.), you are eligible to use the fund as a sweep option. Depending on your particular circumstances, free cash balances in your securities account may automatically be redirected into the fund, or you may be able to designate the fund as a sweep option by contacting your Financial Advisor.

You may also buy and sell fund shares through other financial intermediaries who are authorized to accept purchase and sales orders on behalf of the fund. If you are buying or selling fund shares directly, you may do so by calling the fund's transfer agent at 1-888-547 FUND. The minimum investment level for initial purchases generally is $500,000 (unless you are a client of UBS Financial Services Inc. and must meet the

UBS Global Asset Management
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eligibility criteria noted above). The fund has no minimum to add to an account. Shares of the fund may be redeemed in the same manner as they were purchased (i.e., directly or through a financial intermediary). Shares can be purchased and redeemed on any business day on which the Federal Reserve Bank of New York, the New York Stock Exchange and the principal bond markets (as recommended by the Securities Industry and Financial Markets Association) are open.

Tax information

The dividends and distributions you receive from the fund generally are not subject to federal income tax. If you are subject to alternative minimum tax, a portion of the dividends paid by the fund may be included in computing such taxes.

Payments to broker-dealers and other financial intermediaries

If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial advisor to recommend the fund over another investment. Ask your financial advisor or visit your financial intermediary's Web site for more information.

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UBS Money Series

More information about the funds

Additional information about the investment objectives

Each fund's investment objective may not be changed without shareholder approval.

Additional information about investment strategies

UBS Select Prime Capital Fund seeks to achieve its investment objective by investing in a diversified portfolio of high quality money market instruments of governmental and private issuers, which may include short-term obligations of the US government and its instrumentalities; repurchase agreements; obligations of issuers in the financial services group of industries; and commercial paper, other corporate obligations and asset-backed securities.

UBS Select Prime Capital Fund will, under normal circumstances, invest more than 25% of its total assets in the financial services group of industries. UBS Select Prime Capital Fund may, however, invest less than 25% of its total assets in this group of industries as a temporary defensive measure.

UBS Select Treasury Capital Fund seeks to achieve its investment objective by investing at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in securities issued by the US Treasury and in related repurchase agreements. While under normal circumstances UBS Select Treasury Capital Fund expects to invest substantially all of its assets in securities issued by the US Treasury and in related repurchase agreements, under unusual circumstances, the fund may invest a limited portion of its assets in other types of money market instruments, such as those in which UBS Select Prime Capital Fund might invest.

UBS Select Tax-Free Capital Fund seeks to achieve its investment objective by investing in a diversified portfolio of high quality, municipal money market investments. Under normal circumstances, UBS Select Tax-Free Capital Fund will invest at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in investments, the income from which is exempt from federal income tax.

UBS Select Treasury Capital Fund's 80% policy is a "non-fundamental" policy. This means that this investment policy may be changed by the fund's board without shareholder approval. However, UBS Select Treasury Capital Fund has also adopted a policy to provide its shareholders with at least 60 days' prior written notice of any change to the 80% investment policy.

UBS Select Tax-Free Capital Fund's 80% policy is a "fundamental policy." This means that the fund may not deviate from its 80% policy without the approval of its shareholders.

Like all money market funds, each of the funds is subject to maturity, quality, diversification and liquidity requirements designed to help it maintain a stable price of $1.00 per share. Each of the funds' investment strategies are designed to comply with these requirements. Each of the funds may invest in high quality, short-term, US dollar-denominated money market instruments paying a fixed, variable or floating interest rate.

UBS Global AM may use a number of professional money management techniques to respond to changing economic and money market conditions and to shifts in fiscal and monetary policy. These techniques include varying each fund's composition and weighted average maturity based upon

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UBS Money Series

More information about the funds

UBS Global AM's assessment of the relative values of various money market instruments and future interest rate patterns. UBS Global AM also may buy or sell money market instruments to take advantage of yield differences.

Each of the funds may invest to a limited extent in shares of similar money market funds.

Each of the funds may maintain a rating from one or more rating agencies that provide ratings on money market funds. There can be no assurance that a fund will maintain any particular rating or maintain it with a particular rating agency. To maintain a rating, UBS Global AM may manage a fund more conservatively than if it were not rated.

Additional information about principal risks

The main risks of investing in the funds are described below. As indicated below, not all of these risks apply to each fund. The fund(s) to which the main risks apply are noted below.

Other risks of investing in a fund, along with further details about some of the risks described below, are discussed in the funds' Statement of Additional Information ("SAI"). Information on how you can obtain the SAI can be found on the back cover of this prospectus.

Credit risk (all funds). Credit risk is the risk that the issuer of a money market instrument will not make principal or interest payments when they are due. Even if an issuer does not default on a payment, a money market instrument's value may decline if the market believes that the issuer has become less able, or less willing, to make payments on time. Even the highest quality money market instruments are subject to some credit risk. The credit quality of an issuer can change rapidly due to market developments and may affect the fund's ability to maintain a $1.00 share price.

Concentration risk (UBS Select Prime Capital Fund). UBS Select Prime Capital Fund will invest a significant portion of its assets in securities issued by companies in the financial services group of industries, including US banking, non-US banking, broker-dealers, insurance companies, finance companies (e.g., automobile finance) and related asset-backed securities. As a result, UBS Select Prime Capital Fund's performance will be significantly impacted, both positively and negatively, by developments in the financial services sector, and the fund will be more susceptible to such developments than other funds that do not concentrate their investments.

Financial services sector risk (UBS Select Prime Capital Fund). Investments of UBS Select Prime Capital Fund in the financial services sector may be particularly affected by economic cycles, business developments, interest rate changes and regulatory changes. For example, declining economic and business conditions can disproportionately impact companies in the financial services sector due to increased defaults on payments by borrowers. Interest rate increases can also adversely affect the financial services sector by increasing the cost of capital available for financial services companies. In addition, financial services companies are heavily regulated by governmental entities and, as a result, political and regulatory changes can affect the operations and financial results of such companies, potentially imposing additional costs and possibly restricting the businesses in which those companies may engage.

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UBS Money Series

More information about the funds

Foreign investing risk (UBS Select Prime Capital Fund). UBS Select Prime Capital Fund may invest in foreign money market instruments that are denominated in US dollars. Foreign investing may involve risks relating to political, social and economic developments abroad to a greater extent than investing in the securities of US issuers. In addition, there are differences between US and foreign regulatory requirements and market practices.

US Government securities risk (UBS Select Prime Capital Fund and UBS Select Treasury Capital Fund). Credit risk is the risk that the issuer will not make principal or interest payments when they are due. There are different types of US government securities with different relative levels of credit risk depending on the nature of the particular government support for that security. US government securities may be supported by (1) the full faith and credit of the US; (2) the ability of the issuer to borrow from the US Treasury; (3) the credit of the issuing agency, instrumentality or government-sponsored entity; (4) pools of assets (e.g., mortgage-backed securities); or (5) the US in some other way. In some cases, there is even the risk of default. For example, for asset backed securities there is the risk those assets will decrease in value below the face value of the security. Similarly, for certain agency issued securities there is no guarantee the US government will support the agency if it is unable to meet its obligations. Further, the US government and its agencies and instrumentalities do not guarantee the market value of their securities; consequently, the value of such securities will fluctuate.

Interest rate risk (all funds). The value of money market instruments generally can be expected to fall when short-term interest rates rise and to rise when short-term interest rates fall. Interest rate risk is the risk that interest rates will rise, so that the value of a fund's investments will fall. Also, a fund's yield will tend to lag behind changes in prevailing short-term interest rates. This means that a fund's income will tend to rise more slowly than increases in short-term interest rates. Similarly, when short-term interest rates are falling, a fund's income generally will tend to fall more slowly.

Liquidity risk (all funds). The funds' investments may become less liquid due to market developments or adverse investor perception. When there is no willing buyer and investments cannot be readily sold at the desired time or price, the funds may have to accept a lower price or may not be able to sell an instrument at all. The inability to sell an instrument could adversely affect a fund's ability to maintain a $1.00 share price or prevent the fund from being able to take advantage of other investment opportunities. This risk may increase during an unusually high volume of redemption requests by even a few large investors or unusual market conditions.

Management risk (all funds). There is the risk that the investment strategies, techniques and risk analyses employed by the investment advisor may not produce the desired results. The investment advisor may be incorrect in its assessment of a particular security or assessment of market, interest rate or other trends, which can result in losses to a fund.

Municipal securities risk (UBS Select Tax-Free Capital Fund). Municipal securities are subject to interest rate, credit, illiquidity, market and political risks. The ability of a municipal issuer to make payments and the value of municipal securities can be affected by uncertainties in the municipal securities market, including litigation, the strength of the local or national economy, the issuer's ability

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More information about the funds

to raise revenues through tax or other means, the bankruptcy of the issuer affecting the rights of municipal securities holders and budgetary constraints of local, state and federal governments upon which the issuer may be relying for funding. In particular, the municipal securities market can be significantly affected by political changes, including legislation or proposals at either the state or the federal level to eliminate or limit the tax-exempt status of municipal security interest or the tax-exempt status of a fund's dividends. Similarly, reductions in tax rates may make municipal securities less attractive in comparison to taxable securities. Legislatures also may fail to appropriate funds needed to pay municipal security obligations. These events can cause the value of the municipal securities held by a fund to fall and might adversely affect the tax-exempt status of a fund's investments or of the dividends that a fund pays. In addition, third-party credit quality or liquidity enhancements are frequently a characteristic of the structure of municipal securities purchased by money market funds. Problems encountered by such third-parties (such as issues negatively impacting a municipal security insurer or bank issuing a liquidity enhancement facility) may negatively impact a municipal security even though the related municipal issuer is not experiencing problems.

Additional risks

Political risk (UBS Select Tax-Free Capital Fund). With respect to UBS Select Tax-Free Capital Fund, political or regulatory developments could adversely affect the tax-exempt status of interest paid on municipal securities or the tax-exempt status of a municipal money market fund's dividends. In addition, changes to policies regarding the funding of municipalities by local, state or federal governments could adversely affect the value of such municipal securities held by the fund. These developments could also cause the value of a fund's municipal money market instruments to fall.

Regulatory risk (all funds). The US Securities and Exchange Commission ("SEC") continues to review the regulation of money market funds and may propose further changes to the rules that govern each fund's operations. Legislative developments may also affect the funds. These changes and developments may affect the investment strategies, performance, yield and operating expenses of each fund.

Securities lending risk (all funds). Securities lending involves the lending of portfolio securities owned by a fund to qualified broker-dealers and financial institutions. When lending portfolio securities, a fund initially will require the borrower to provide the fund with collateral, most commonly cash, which the fund will invest. Although a fund invests this collateral in a conservative manner, it is possible that it could lose money from such an investment or fail to earn sufficient income from its investment to cover the fee or rebate that it has agreed to pay the borrower. Loans of securities also involve a risk that the borrower may fail to return the securities or deliver the proper amount of collateral, which may result in a loss to a fund. In addition, in the event of bankruptcy of the borrower, a fund could experience losses or delays in recovering the loaned securities. In some cases, these risks may be mitigated by an indemnification provided by the funds' lending agent.

Structured security risk (UBS Select Prime Capital Fund and UBS Select Tax-Free Capital Fund). UBS Select Prime Capital Fund and UBS Select Tax-Free Capital Fund may purchase securities representing interests in underlying assets, but structured to provide certain advantages not

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More information about the funds

inherent in those assets (e.g., enhanced liquidity and yields linked to short-term interest rates). If those securities behaved in a way that UBS Global AM did not anticipate, or if the security structures encountered unexpected difficulties, either fund could suffer a loss. Structured securities represent a significant portion of the short-term securities markets.

Defensive positions for UBS Select Tax-Free Capital Fund. During adverse market conditions or when UBS Global AM believes there is an insufficient supply of the municipal securities in which Tax-Free Master Fund primarily invests, the fund may temporarily invest in other types of municipal securities or may invest in money market instruments that pay taxable interest. These investments may not be consistent with achieving the fund's investment objective during the periods that they are held and may entail additional risks (such as those to which UBS Select Prime Capital Fund is subject).

Other defensive positioning (all funds). During adverse market conditions or when UBS Global AM believes there is an insufficient supply of appropriate money market securities in which to invest, a fund may temporarily hold uninvested cash in lieu of such investments. During periods when such temporary or defensive positions are held, a fund may not be able to fully pursue its investment objective. Such positions may also subject a fund to additional risks, such as increased exposure to cash held at a custodian bank.

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Managing your fund account—for eligible clients of UBS Financial Services Inc.

Introduction. The funds are designed for use in conjunction with certain securities accounts held at UBS Financial Services Inc. If you have "Marketing Relationship" assets with UBS Financial Services Inc. of $25 million or more, you are eligible to use the funds as a sweep option.

Automatic deposit account sweep program. UBS Financial Services Inc. administers a bank deposit sweep program under which free cash balances in various client securities accounts are swept into interest-bearing deposit accounts ("Deposit Account Sweep Program"). Investors who are eligible to participate in the Deposit Account Sweep Program are referred to as "eligible participants" below to distinguish them from other investors in the funds. Please see below for more information about eligible participants in the Deposit Account Sweep Program.

Accounts of eligible participants automatically default to the Deposit Account Sweep Program as their primary sweep vehicle unless the eligible participant has selected from among certain tax-exempt money market funds managed by UBS Global AM as his or her primary sweep option (i.e., UBS RMA Tax-Free Fund, UBS RMA California Municipal Money Fund, UBS RMA New York Municipal Money Fund or, if the "Marketing Relationship" asset threshold of $25 million is met, UBS Select Capital Tax-Free Fund). (For more information about these tax-exempt money market funds, or to obtain a prospectus, please contact your Financial Advisor.) If an eligible participant does not make such a selection, free cash balances (that is, immediately available funds) from his or her securities account will be automatically deposited in a bank deposit account, not invested in a fund. Eligible participants who do not wish to take part in the Deposit Account Sweep Program may select a tax-exempt money market fund as their primary sweep fund.

Advisory accounts participating in the Deposit Account Sweep Program are subject to an automatic dollar limit or "cap" of $250,000 per account owner, which will apply to the amount that can be swept into bank deposit accounts under the Deposit Account Sweep Program. For other securities accounts that are brokerage accounts, there is no automatic cap, but the eligible participant can elect to place a cap on the amount that will be swept into bank deposit accounts (a cap of $250,000 or more for individual ownership and $500,000 or more for joint ownership accounts, in each case on a per-account basis). If no cap is elected for brokerage accounts, free cash balances will be swept into bank deposit accounts without dollar limit. Available balances in excess of the cap (whether automatic or selected) will be automatically invested, for advisory accounts, in a fund based on program and account type, and for brokerage accounts, in a fund selected by the eligible participant. All clients eligible to set a cap on amounts invested pursuant to the Deposit Account Sweep Program will need to select a secondary sweep option. After a cap is reached, uninvested cash will be invested as if the investor were a "non-eligible participant."

Certain limitations apply. For more information, please contact your Financial Advisor at UBS Financial Services Inc.

Selecting and changing your sweep option. UBS Financial Services Inc. offers a sweep feature of securities accounts as a service to its clients. UBS Financial Services Inc. may change or discontinue

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the sweep feature, programs, or specific sweep options at any time in its sole discretion. Sweep options vary by account and program type. UBS Financial Services Inc. requires you to select a sweep option as part of your account application process. You may maintain only one primary sweep option at any time. Client securities accounts eligible to participate in the Deposit Account Sweep Program will automatically default to bank deposit accounts as their primary sweep option unless the eligible participant has selected a tax-exempt money market fund as his or her primary sweep option. Non-eligible participants have the option of selecting a primary sweep option from the available list of funds.

You may change your sweep options by contacting your Financial Advisor. If you change the fund used as a sweep option for your account, that change will result in the automatic exchange of your investments from your original fund to the new fund you selected.

Automatic change in sweep option. Once the "Marketing Relationship" assets that you maintain with UBS Financial Services Inc. attain the threshold of $25 million, your sweep option may be automatically changed to one of the funds, based on the following schedule:

If you have the following fund as a sweep option:	Your sweep option may automatically be changed to:
UBS RMA Money Market Portfolio, UBS Retirement Money Fund or UBS Cashfund Inc.	UBS Select Prime Capital Fund

UBS RMA U.S. Government Portfolio	UBS Select Treasury Capital Fund

UBS RMA Tax-Free Fund	UBS Select Tax-Free Capital Fund

This automatic change in your sweep option will occur for the following types of accounts: (1) brokerage accounts participating in the Deposit Account Sweep Program that have elected to place a cap on the amount that will be swept into bank deposit accounts; (2) advisory accounts participating in the Deposit Account Sweep Program (which are subject to an automatic cap on the amount that will be swept into bank deposit accounts), excluding IRAs and qualified plans; (3) securities accounts that have selected UBS RMA Tax-Free Fund as a primary sweep option; and (4) accounts of non-eligible participants.

Selection of the funds as a sweep option. Once the "Marketing Relationship" assets that you maintain with UBS Financial Services Inc. attain the $25 million threshold, you may instead elect to change your sweep option to one of the funds, as follows:

•  If you are eligible to participate in the Deposit Account Sweep Program and you have selected UBS RMA New York Municipal Money Market Fund, UBS RMA California Municipal Money Market Fund or The Puerto Rico Short Term Investment Fund, Inc. as your primary sweep option, you can select UBS Select Tax-Free Capital Fund as your primary sweep option;

•  If you are a non-eligible participant and you have selected UBS RMA New York Municipal Money Market Fund, UBS RMA California Municipal Money Market Fund or The Puerto Rico Short Term Investment Fund, Inc. as your primary sweep option, you can select any of UBS Select Prime Capital Fund, UBS Select Treasury Capital Fund or UBS Select Tax-Free Capital Fund as your primary sweep option; and

•  If you hold a brokerage account that is participating in the Deposit Sweep Account Program, and you have not already elected a cap on the

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amount that will be swept into bank deposit accounts, you can select any of UBS Select Prime Capital Fund, UBS Select Treasury Capital Fund or UBS Select Tax-Free Capital Fund as a secondary sweep option (however, be advised that your selection of one of the funds as a secondary sweep option will result in the imposition of a cap as described in the section above captioned "Automatic deposit account sweep program," with free cash balances in the amount of $250,000 or more for individual ownership and $500,000 or more for joint ownership accounts automatically swept into bank deposit accounts).

(For more information about funds mentioned above that are not offered through this prospectus, please contact your Financial Advisor.)

Buying shares automatically. All free cash balances in securities accounts of $1.00 or more (or for IRAs, of $0.01 or more), including proceeds from the securities you have sold, are automatically invested in your sweep option on a daily basis for settlement the same day.

Fund shares will be purchased only after all debits and charges to your securities account with UBS Financial Services Inc. are satisfied. See "Selling shares automatically" below.

Buying shares by check or electronic funds transfer credit. If you have a securities account with UBS Financial Services Inc., you may purchase shares of, as applicable, your primary sweep money fund or another fund by placing an order with your Financial Advisor and providing a check from a US bank. You should include your UBS Financial Services Inc. account number on the check.

Buying shares by wire. You may purchase fund shares by placing an order through your Financial Advisor and instructing your bank to transfer federal funds by wire to:

UBS AG
ABA 026007993
UBS Financial Services Inc.—Capital
A/C 101WA258640000
Account Name/Brokerage Account Number

The wire must include your name and UBS Financial Services Inc. securities account number.

If UBS Financial Services Inc. receives funds in the account for a purchase of fund shares by 12:00 noon, Eastern time, on a business day, UBS Financial Services Inc. will execute the purchase on that day. Otherwise, UBS Financial Services Inc. will execute the order on the next business day. UBS Financial Services Inc. and/or your bank may impose a service charge for wire transfers.

Minimum investment. As noted above, if you have "Marketing Relationship" assets with UBS Financial Services Inc. of $25 million or more, you are eligible to use the funds as a sweep option. UBS Financial Services Inc. reserves the right to change this requirement at any time.

Selling shares automatically. Subject to the terms of your securities account with UBS Financial Services Inc., your fund shares will be sold automatically to settle any outstanding securities purchases, charges or other debits to your UBS Financial Services Inc. securities account, unless you instruct your Financial Advisor otherwise.

If you are not participating in the Deposit Account Sweep Program (or if you do not specify which fund's shares are to be sold), shares of your primary money fund are always sold first. If applicable, shares in the other money funds will be sold in the

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following order: first, UBS RMA Money Market Portfolio; second, UBS RMA U.S. Government Portfolio; third, UBS Select Prime Capital Fund; fourth, UBS Select Treasury Capital Fund; fifth, UBS RMA Tax-Free Fund; sixth, UBS RMA California Municipal Money Fund or UBS RMA New York Municipal Money Fund; seventh, the Puerto Rico Short Term Investment Fund, Inc.; and eighth, UBS Select Tax-Free Capital Fund. If you sell all your shares in a fund, you will receive cash credits to your UBS Financial Services Inc. securities account for dividends earned on those shares prior to the sale date.

If you are a participant in the Deposit Account Sweep Program and also own shares of one or more funds, amounts to settle any outstanding securities purchases, charges or debits to your UBS Financial Services Inc. securities account will come from the following sources in the order indicated: first, UBS RMA Money Market Portfolio; second, UBS RMA U.S. Government Portfolio; third, UBS Select Prime Capital Fund; fourth, UBS Select Treasury Capital Fund; fifth, UBS RMA Tax-Free Fund; sixth, UBS RMA California Municipal Money Fund or UBS RMA New York Municipal Money Fund; seventh, the Puerto Rico Short Term Investment Fund, Inc.; eighth, UBS Select Tax-Free Capital Fund; and ninth, Deposit Account Sweep Program balances.

Subject to the terms of your securities account, UBS Financial Services Inc. will sell fund shares automatically to satisfy outstanding debits and charges in your securities account. Debits include amounts due to UBS Financial Services Inc. on settlement date for securities purchases, margin loans, UBS Financial Services Inc. checks, federal funds wires arranged by UBS Financial Services Inc. and related fees. Charges include RMA and Business Services Account BSA checks, card purchases, ATM withdrawals, cash advances, Bill Payment Service payments and Automated Clearing House transfers, including Electronic Funds Transfer Debits. Shares are sold to cover debits on the day the debit is generated. Shares are sold automatically to cover RMA and Business Services Account BSA checks and card withdrawals on the day they are paid. Shares are sold automatically to cover card purchases at the end of the card's monthly billing period. Shares are sold to pay for securities purchases on the settlement date.

More information regarding "Eligible Participants." The Deposit Account Sweep Program is available only to individuals, IRAs, trusts (as long as all beneficiaries of the trust accounts are natural persons or nonprofit organizations), sole proprietors and governmental entities. Custodial accounts are eligible for the Deposit Account Sweep Program if each beneficiary is an eligible participant. "Eligible Participants" does not include participants that are: (a) organized or operated to make a profit such as corporations, partnerships, associations, business trusts or other organizations, (b) nonprofit organizations, including organizations described in Sections 501(c)(3) through (13) and (19) of the Internal Revenue Code of 1986, as amended, (c) estates, (d) accounts in the UBS Financial Services Institutional Consulting Program, (e) not resident in the United States or (f) retirement plans qualified under Section 401(a) or Section 403(b)(7) of the Internal Revenue Code of 1986, as amended, or under any other employee retirement or welfare plan subject to the Employee Retirement Income Security Act of 1974, as amended ("ERISA"). (Additional information regarding sweep options for investors participating in the PACESM Select Advisors Program and PACESM Multi Advisor Program: These programs may provide for an allocation to another money market fund as part of an investment allocation plan;

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however, since your PACE investment is held within a UBS Financial Services brokerage account (e.g., an RMA account, a basic investment account, etc.), available cash balances in the brokerage portion of RMA accounts and basic investment accounts are automatically swept to the Deposit Account Sweep Program in accordance with the terms of your brokerage account agreement, which terms differ from those available to advisory accounts.)

The list of eligible participants may change at the discretion of UBS Financial Services Inc.

Additional compensation to affiliated dealer

UBS Global Asset Management (US) Inc. ("UBS Global AM (US)")) pays UBS Financial Services Inc. compensation in connection with the sale of fund shares and the provision of administrative and shareholder services.

The aggregate amount of these payments may be substantial and may represent a significant portion of the advisory and administrative fees charged by UBS Global AM. These payments do not increase the expenses of a fund, but are made by UBS Global AM (US) (or its affiliate UBS Global AM) out of its own legitimate profits or other resources. The payments may include amounts that are sometimes referred to as "revenue sharing" payments.

Additional information about your account.

It costs a fund money to maintain shareholder accounts. Therefore, each fund reserves the right to repurchase all shares in any account that has a net asset value of less than $500. If a fund elects to do this with your account, it will notify you that you can increase the amount invested to $500 or more within 60 days. This notice may appear on your account statement. Investors participating in the Deposit Account Sweep Program who wish to increase their fund account balance to $500 or more will need to add sufficient cash to their securities accounts so that the bank deposit account cap (whether automatic or selected) and this minimum are both met. If the deposit account cap and fund minimum are not met, the proceeds from the sale of fund shares will be deposited in the investor's securities account and swept into the bank deposit account.

If you want to sell shares that you purchased recently, a fund may delay payment to assure that it has received good payment. If you purchased shares by check, this can take up to 15 days.

UBS Financial Services Inc. has the right to terminate your securities account for any reason. In that case, UBS Financial Services Inc. will sell all of the fund shares held in the account and will send you the proceeds within three business days.

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account. If you do not provide the information requested, a fund may not be able to maintain your account. If a fund is unable to verify your identity or that of another person(s) authorized to act on your behalf, the fund and UBS Global AM (US) reserve the right to close your account and/or take such other action they deem reasonable or required by law. Fund shares will be redeemed and valued in accordance with the net asset value next calculated after the determination has been made to close the account.

Each fund may suspend redemption privileges or postpone the date of payment beyond the same or next business day (1) for any period (a) during which the NYSE is closed other than customary weekend and holiday closings or (b) during which trading on the NYSE is restricted; (2) for any period

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during which an emergency exists as a result of which (a) disposal by the fund of securities owned by it is not reasonably practicable or (b) it is not reasonably practicable for the fund fairly to determine the value of its net assets; (3) for such other periods as the SEC may by order permit for the protection of security holders of the fund; or (4) to the extent otherwise permitted by applicable laws and regulations.

Please note that additional fees may apply for optional RMA/Business Services Account BSA program services. Please refer to the program Account Information Booklet or speak with your Financial Advisor for information regarding program fees.

Market timing. Frequent purchases and redemptions of fund shares could increase each fund's transaction costs, such as market spreads and custodial fees, and may interfere with the efficient management of each fund's portfolio, which could impact each fund's performance. However, money market funds are generally used by investors for short-term investments, often in place of bank checking or savings accounts or for cash management purposes. Investors value the ability to add and withdraw their funds quickly, without restriction. UBS Global AM (US) anticipates that shareholders will purchase and sell fund shares frequently because each fund is designed to offer investors a liquid cash option.

UBS Global AM (US) also believes that money market funds, such as the funds offered in this Prospectus, are not targets of abusive trading practices because money market funds seek to maintain a $1.00 per share price and typically do not fluctuate in value based on market prices. For these reasons, the Board has not adopted policies and procedures, or imposed redemption fees or other restrictions such as minimum holding periods, to discourage excessive or short-term trading of fund shares.

Other UBS funds that are managed by UBS Global AM that are not money market funds have approved policies and procedures designed to discourage and prevent abusive trading practices. For more information about market timing policies and procedures for these funds, please see the funds' prospectuses.

Pricing and valuation

The price of fund shares is based on net asset value. The net asset value per share is the total value of a fund divided by the total number of shares outstanding. In determining net asset value, each master fund normally values its securities at their amortized cost, and each feeder fund buys the corresponding master fund's interests at the master fund's net asset value. The amortized cost method uses a constant amortization to maturity of the difference between the cost of the instrument to a fund and the amount due at maturity. Each fund's net asset value per share is expected to be $1.00, although this value is not guaranteed.

The net asset value per share for UBS Select Prime Capital Fund and UBS Select Treasury Capital Fund is normally determined nine times each business day, every hour on the hour, beginning at 9:00 a.m. (Eastern time) and concluding at 5:00 p.m. (Eastern time). The net asset value per share for UBS Select Tax-Free Capital Fund is normally determined five times each business day, at 9:00 a.m. (Eastern time), 10:00 a.m. (Eastern time), 11:00 a.m. (Eastern time), 12:00 noon (Eastern time) and 2:00 p.m. (Eastern time).* (If you are a client of UBS Financial Services Inc. utilizing one of the funds

*  However, redemption orders for UBS Select Tax-Free Capital Fund received after noon (Eastern time) will not be in good form.

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as a sweep option, you should note that notwithstanding this pricing schedule, any free cash balances in your securities account will be swept into your designated sweep fund just once each business day, and shares are redeemed in accordance with the sweep process just once each business day—namely as of noon (Eastern time)). A business day is any day on which the Federal Reserve Bank of New York, the New York Stock Exchange ("NYSE"), and the principal bond markets (as recommended by the Securities Industry and Financial Markets Association ("SIFMA")) are open. (Holidays are listed on Appendix A to this prospectus.) Your price for buying or selling shares will be the net asset value that is next calculated after the fund receives your order in good form.

The funds' board has delegated to a UBS Global AM valuation committee the responsibility for making fair value determinations with respect to a fund's portfolio securities. The types of securities and other instruments for which such fair value pricing may be necessary include, but are not limited to: securities of an issuer that has entered into a restructuring; fixed-income securities that have gone into default and for which there is no current market value quotation; and securities or instruments that are restricted as to transfer or resale. The need to fair value a fund's portfolio securities may also result from low trading volume in foreign markets or thinly traded securities or instruments. Various factors may be reviewed in order to make a good faith determination of a security's or instrument's fair value. These factors include, but are not limited to, fundamental analytical data relating to the investment; the nature and duration of restrictions on disposition of the securities or instruments; and the evaluation of forces which influence the market in which the securities or instruments are purchased and sold.

Each fund's portfolio holdings may also consist of shares of other investment companies in which the fund invests. The value of each such open-end investment company will generally be its net asset value at the time a fund's shares are priced. Each investment company generally values securities and other instruments in a manner as described in that investment company's prospectus or similar document.

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Managing your fund account—purchases, sales and exchanges of the funds directly or through another financial intermediary

The following pages tell you how to buy, sell and exchange shares of each fund. (If you are a client of UBS Financial Services Inc., please see the prior section instead.)

Buying shares

You may also buy fund shares through other financial intermediaries who are authorized to accept purchase orders on behalf of the funds. If you buy fund shares through a financial intermediary who holds them in its own name on your behalf (in "street name"), the financial intermediary is responsible for sending the order to the transfer agent. You may not call the funds' transfer agent directly if your shares are held in "street name," but should direct all your requests to buy, sell or exchange shares directly to your financial intermediary.

You may also buy fund shares directly by calling the funds' transfer agent, BNY Mellon Investment Servicing (US) Inc. ("BNY Mellon"), at 1-888-547 FUND and speaking to a representative. If you buy fund shares directly, you will need to complete an account application in connection with your initial purchase. You can get a copy of the application from UBS Global Asset Management (US) Inc. ("UBS Global AM (US)") or a financial intermediary or by calling the transfer agent toll-free at 1-888-547 FUND.

You buy shares at the net asset value next determined after receipt of your purchase order in good form by the transfer agent. A fund must receive payment on the same day. Your purchase order will be effective only if (1) you or your financial intermediary wires payment in federal funds on the same business day that you place your order, and (2) the wire is actually credited to the fund's bank account by a Federal Reserve Bank on that day. Otherwise, the order will be rejected. A business day is any day on which the Federal Reserve Bank of New York, the New York Stock Exchange ("NYSE"), and the principal bond markets (as recommended by the Securities Industry and Financial Markets Association ("SIFMA")) are open. (Holidays are listed on Appendix A to this prospectus.)

The funds accept the settlement of purchase orders only in available federal funds deposited by a commercial bank in an account at a Federal Reserve Bank, which can be transferred to a similar account of another bank in one day and may be made immediately available to a fund through its custodian.

The charts below show processing times by which orders received by the fund's transfer agent will normally be executed. All times shown below represent Eastern time. Financial intermediaries may impose additional guidelines for when orders must be placed.

For UBS Select Prime Capital Fund and UBS Select Treasury Capital Fund:

If a purchase order is received:	The order will normally be executed as of:
By 9:00 a.m.	9:00 a.m.

After 9:00 a.m. and before 10:00 a.m.	10:00 a.m.

After 10:00 a.m. and before 11:00 a.m.	11:00 a.m.

After 11:00 a.m. and before 12:00 (noon)	12:00 (noon)

After 12:00 (noon) and before 1:00 p.m.	1:00 p.m.

After 1:00 p.m. and before 2:00 p.m.	2:00 p.m.

After 2:00 p.m. and before 3:00 p.m.	3:00 p.m.

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If a purchase order is received:	The order will normally be executed as of:
After 3:00 p.m. and before 4:00 p.m.	4:00 p.m.

After 4:00 p.m. and before 5:00 p.m.	5:00 p.m.

For UBS Select Tax-Free Capital Fund:

If a purchase order is received:	The order will normally be executed as of:
By 9:00 a.m.	9:00 a.m.

After 9:00 a.m. and before 10:00 a.m.	10:00 a.m.

After 10:00 a.m. and before 11:00 a.m.	11:00 a.m.

After 11:00 a.m. and before 12:00 (noon)	12:00 (noon)

After 12:00 (noon) and before 2:00 p.m.	2:00 p.m.

UBS Select Tax-Free Capital Fund does not accept purchase orders received after 2:00 p.m. (Eastern time).

A fund may advance the time by which orders to buy or sell its shares must be received by the transfer agent on any day that the NYSE closes early because trading has been halted for the day. UBS Select Prime Capital Fund and UBS Select Treasury Capital Fund will advance the final time by which orders to buy or sell shares must be received by the transfer agent to 3:00 p.m. (Eastern time) on those days that SIFMA has recommended that the bond markets close early. Similarly, UBS Select Tax-Free Capital Fund will advance the final time by which orders to buy shares must be received by the transfer agent to noon (Eastern time) on those days that SIFMA has recommended that the bond markets close early. (The normal deadline for redemptions for the Tax-Free Fund is noon (Eastern time).) Appendix A to this prospectus lists the SIFMA US holiday recommendations schedule for the remainder of 2012. These days most often occur on the afternoon of a business day prior to a national holiday.

The funds, UBS Global AM and UBS Global AM (US) have the right to reject a purchase order and to suspend the offering of fund shares for a period of time or permanently. UBS Global AM (US) may return without notice money wired to a fund if the investor fails to place a corresponding share purchase order.

Wire instructions. You may instruct your bank to transfer federal funds by wire to:

Bank Name: Bank of New York Mellon
ABA: 011001234
Credit: 000073-5515
BNY Mellon Investment Servicing (US) Inc. as Agent for UBS Funds
Further Credit: Beneficiary Fund/Account Number (Shareholder account number)

You should not wire money directly to the fund's transfer agent if your shares are held in "street name," as described above in "Buying shares."

A financial intermediary or your bank may impose a service charge for wire transfers.

Minimum investment. The minimum investment level for initial purchases through a financial intermediary (other than as set forth above under "Managing your fund account—for eligible clients of UBS Financial Services, Inc.") generally is $500,000. Direct purchasers may invest in the funds only if they have a relationship with a financial intermediary who has entered into a shareholder servicing agreement with UBS Global AM (US) or a direct relationship with UBS Global AM (US) itself. Subsequent

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purchases and purchases through exchanges are not subject to a minimum investment level.

UBS Global AM (US) may waive this minimum under other circumstances in its discretion. The funds may change their minimum investment requirements at any time. Investments must be denominated in US dollars.

If your fund account balance has fallen below $500,000, UBS Global AM (US) reserves the right to reject your purchase order to add to the account unless the account balance will be at least $500,000 after that purchase.

Electronic trade entry. The funds may offer an electronic trade order entry capability to eligible institutional investors who meet certain conditions. This option is not available if your shares are held in "street name," as described above in "Buying shares." For more information about this option and its availability, contact your investment professional at your financial intermediary or contact the transfer agent at 1-888-547 FUND.

Selling shares

You may sell your shares through financial intermediaries that are authorized to accept redemption requests. If you sell your shares through a financial intermediary who holds them in its own name on your behalf (in "street name"), the financial intermediary is then responsible for sending the order to the transfer agent. You may not call the funds' transfer agent directly if your shares are held in "street name," but should direct all your requests to buy, sell or exchange shares directly to your financial intermediary.

If you bought your shares directly, you may also sell your shares by calling the transfer agent directly at 1-888-547 FUND and speaking with a representative.

You sell shares at the net asset value next determined after receipt of your redemption order in good form by the transfer agent. A redemption order will not be in good form unless it is received by the fund's transfer agent prior to the deadlines set forth below. Orders that are not received in good form will not be executed at the net asset value next determined after receipt of the order.

The charts below show processing times by which orders received by the fund's transfer agent will normally be executed. All times shown below represent Eastern time.

For UBS Select Prime Capital Fund and UBS Select Treasury Capital Fund:

If a redemption order is received:	The order will normally be executed as of:
By 9:00 a.m.	9:00 a.m.

After 9:00 a.m. and before 10:00 a.m.	10:00 a.m.

After 10:00 a.m. and before 11:00 a.m.	11:00 a.m.

After 11:00 a.m. and before 12:00 (noon)	12:00 (noon)

After 12:00 (noon) and before 1:00 p.m.	1:00 p.m.

After 1:00 p.m. and before 2:00 p.m.	2:00 p.m.

After 2:00 p.m. and before 3:00 p.m.	3:00 p.m.

After 3:00 p.m. and before 4:00 p.m.	4:00 p.m.

After 4:00 p.m. and before 5:00 p.m.	5:00 p.m.

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For UBS Select Tax-Free Capital Fund:

If a redemption order is received:	The order will normally be executed as of:
By 9:00 a.m.	9:00 a.m.

After 9:00 a.m. and before 10:00 a.m.	10:00 a.m.

After 10:00 a.m. and before 11:00 a.m.	11:00 a.m.

After 11:00 a.m. and before 12:00 (noon)	12:00 (noon)

UBS Select Tax-Free Capital Fund does not accept redemption orders received after 12:00 (noon) (Eastern time) (and therefore, orders for UBS Select Tax-Free Capital Fund received after that time will not be in good form).

As noted above under "Buying shares," a fund may advance the time for the transfer agent's receipt of orders to sell shares (e.g., days on which securities markets close early prior to a national holiday).

Your sales proceeds will be paid in federal funds. Proceeds from the sale will be wired to one or more accounts you have designated. If a redemption order is received by 5:00 p.m. (Eastern time) (noon (Eastern time) in the case of UBS Select Tax-Free Capital Fund), the proceeds ordinarily will be transmitted in federal funds on the same day. If you sell all the shares you own, dividends accrued for the month to date will be paid in federal funds and wired on the same day to the accounts noted above.

If the transfer agent receives your order to sell shares late in the day, it will process your order and initiate a wire. However, your bank account or your account at your financial intermediary may not receive the proceeds in a timely manner if a Federal Reserve Bank is experiencing delay in transfer of funds. Neither the funds, UBS Global AM, UBS Global AM (US), a financial intermediary nor the transfer agent is responsible for the performance of a bank or any of its intermediaries.

The transfer agent will process orders to sell shares only if you have on file with it a properly completed account application with a signature guarantee (if you have previously completed one in connection with a direct purchase of fund shares), or other authentication acceptable to the transfer agent. The account application requires you to designate the account(s) for wiring sales proceeds. You must submit any change in the designated account(s) for sale proceeds in a form acceptable to the transfer agent. The transfer agent will not place the sales order if the information you provide does not correspond to the information on your application or account records.

A signature guarantee may be obtained from a financial institution, broker, dealer or clearing agency that is a participant in one of the medallion programs recognized by the Securities Transfer Agents Association. These are: Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and the New York Stock Exchange Medallion Signature Program (MSP). The transfer agent will not accept signature guarantees that are not part of these programs.

If you have additional questions on selling shares, you should contact your investment professional at your financial intermediary or call the transfer agent at 1-888-547 FUND.

Exchanging shares

You may exchange shares of a fund for shares of the other funds.

The minimum noted above in "Buying shares" does not apply to initial purchases made through an

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exchange of shares. All exchanges are based upon the net asset value that is next calculated after the fund receives your order.

Exchange orders for each fund are normally accepted up until noon (Eastern time) for UBS Select Tax-Free Capital Fund and 5:00 p.m. (Eastern time) for UBS Select Prime Capital Fund and UBS Select Treasury Capital Fund. Exchange orders received after those times will not be effected, and you or your financial intermediary will have to place an exchange order before those times on the following business day if you still wish to effect an exchange. If you exchange all your fund shares, the dividends accrued on those shares for the month to date will also be invested in the shares of the other fund into which the exchange is made.

You can place an exchange order through a financial intermediary. The financial intermediary is then responsible for sending the order to the transfer agent. You may not call the funds' transfer agent directly if your shares are held in "street name," but should direct all your requests to buy, sell or exchange shares directly to your financial intermediary.

If you bought your shares directly, you can also place an exchange order by calling the transfer agent directly at 1-888-547 FUND and speaking with a representative.

Shareholders making their initial purchase of another fund through an exchange should allow more time. These exchange orders should be received by the transfer agent at least one half hour before the exchange order deadline to allow the transfer agent sufficient time to establish an account in the new fund. The transfer agent may not be able to effect the exchange if this extra time is not allotted.

The funds may modify or terminate the exchange privilege at any time.

Transfer of account limitations

If you hold your shares with a broker or other financial intermediary, please note that if you change securities firms, you may not be able to transfer your fund shares to an account at the new securities firm. Fund shares may only be transferred to an account held with a securities dealer or other financial intermediary that has entered into an agreement with the fund's principal underwriter. If you cannot transfer your shares to another firm, you may choose to hold the shares directly in your own name with the fund's transfer agent, BNY Mellon. Please contact your broker or other financial intermediary for information on how to transfer your shares to the fund's transfer agent. If you transfer your shares to the fund's transfer agent, the fund's principal underwriter may be named as the dealer of record, and you will receive ongoing account statements from BNY Mellon. Should you have any questions regarding the portability of your fund shares, please contact your broker, Financial Advisor or other financial intermediary.

Additional information about your account

You will receive a confirmation of your initial purchase of fund shares, and subsequent transactions may be reported on periodic account statements. These periodic statements may be sent monthly except that, if your only fund activity in a quarter was reinvestment of dividends, the activity may be reported on a quarterly rather than a monthly statement.

It costs a fund money to maintain shareholder accounts. Therefore, each fund reserves the right to repurchase all shares in any account that has a net asset value of less than $500. If a fund elects to do this with your account, it will notify you that you can increase the amount invested to $500 or more

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within 60 days. This notice may appear on your account statement. A fund will not repurchase shares in accounts that fall below $500 solely because of a decrease in the fund's net asset value.

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account. If you do not provide the information requested, a fund may not be able to maintain your account. If a fund is unable to verify your identity or that of another person(s) authorized to act on your behalf, the fund and UBS Global AM (US) reserve the right to close your account and/or take such other action they deem reasonable or required by law. Fund shares will be redeemed and valued in accordance with the net asset value next calculated after the determination has been made to close the account.

Each fund may suspend redemption privileges or postpone the date of payment beyond the same or next business day (1) for any period (a) during which the NYSE is closed other than customary weekend and holiday closings or (b) during which trading on the NYSE is restricted; (2) for any period during which an emergency exists as a result of which (a) disposal by the fund of securities owned by it is not reasonably practicable or (b) it is not reasonably practicable for the fund fairly to determine the value of its net assets; (3) for such other periods as the SEC may by order permit for the protection of security holders of the fund; or (4) to the extent otherwise permitted by applicable laws and regulations.

A financial intermediary buying or selling shares for its customers is responsible for transmitting orders to the transfer agent in accordance with its customer agreements and the procedures noted above.

UBS Global AM (US) (not the funds) also may pay fees to entities that make shares of the funds available to others. The amount of these fees will be negotiated between UBS Global AM (US) and the entity.

Market timing

Frequent purchases and redemptions of fund shares could increase each fund's transaction costs, such as market spreads and custodial fees, and may interfere with the efficient management of each fund's portfolio, which could impact each fund's performance. However, money market funds are generally used by investors for short-term investments, often in place of bank checking or savings accounts or for cash management purposes. Investors value the ability to add and withdraw their funds quickly, without restriction. UBS Global AM (US) anticipates that shareholders will purchase and sell fund shares frequently because each fund is designed to offer investors a liquid cash option. UBS Global AM (US) also believes that money market funds, such as the funds offered in this Prospectus, are not targets of abusive trading practices because money market funds seek to maintain a $1.00 per share price and typically do not fluctuate in value based on market prices. For these reasons, the Board has not adopted policies and procedures, or imposed redemption fees or other restrictions such as minimum holding periods, to discourage excessive or short-term trading of fund shares.

Other UBS funds that are managed by UBS Global AM that are not money market funds have approved policies and procedures designed to discourage and prevent abusive trading practices. For more information about market timing policies and procedures for these funds, please see the funds' prospectuses.

Pricing and valuation

The price of fund shares is based on net asset value. The net asset value per share is the total

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value of a fund divided by the total number of shares outstanding. In determining net asset value, each master fund normally values its securities at their amortized cost, and each feeder fund buys the corresponding master fund's interests at the master fund's net asset value. The amortized cost method uses a constant amortization to maturity of the difference between the cost of the instrument to a fund and the amount due at maturity. Each fund's net asset value per share is expected to be $1.00, although this value is not guaranteed.

The net asset value per share for UBS Select Prime Capital Fund and UBS Select Treasury Capital Fund is normally determined nine times each business day, every hour on the hour, beginning at 9:00 a.m. (Eastern time) and concluding at 5:00 p.m. (Eastern time). The net asset value per share for UBS Select Tax-Free Capital Fund is normally determined five times each business day, at 9:00 a.m. (Eastern time), 10:00 a.m. (Eastern time), 11:00 a.m. (Eastern time), 12:00 noon (Eastern time) and 2:00 p.m. (Eastern time).*

Your price for buying or selling shares will be based upon the net asset value that is next calculated after the fund receives your order.

On any day that a fund determines to advance the time by which orders to buy or sell its shares must be received by the transfer agent as described above under "Buying shares," the time for determination of the fund's net asset value per share will be as of the same time the fund has determined to cease accepting orders to buy or sell its shares. The fund will not price its shares again on that business day even though it normally prices its shares more frequently.

The funds' board has delegated to a UBS Global AM valuation committee the responsibility for making fair value determinations with respect to a fund's portfolio securities. The types of securities and other instruments for which such fair value pricing may be necessary include, but are not limited to: securities of an issuer that has entered into a restructuring; fixed-income securities that have gone into default and for which there is no current market value quotation; and securities or instruments that are restricted as to transfer or resale. The need to fair value a fund's portfolio securities may also result from low trading volume in foreign markets or thinly traded securities or instruments. Various factors may be reviewed in order to make a good faith determination of a security's or instrument's fair value. These factors include, but are not limited to, fundamental analytical data relating to the investment; the nature and duration of restrictions on disposition of the securities or instruments; and the evaluation of forces which influence the market in which the securities or instruments are purchased and sold.

Each fund's portfolio holdings may also consist of shares of other investment companies in which the fund invests. The value of each such open-end investment company will generally be its net asset value at the time a fund's shares are priced. Each investment company generally values securities and other instruments in a manner as described in that investment company's prospectus or similar document.

Management

Investment advisor

UBS Global Asset Management (Americas) Inc. ("UBS Global AM") acts as the investment advisor

*  However, redemption orders for UBS Select Tax-Free Capital Fund received after noon (Eastern time) will not be in good form, as described above under "Selling shares."

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and administrator for Prime Master Fund, Treasury Master Fund and Tax-Free Master Fund (the "Master Funds"), which are the master funds in which the funds invest their assets. UBS Global AM also acts as the administrator for the funds. As investment advisor, UBS Global AM makes the master funds' investment decisions. It buys and sells securities for the master funds and conducts the research that leads to the purchase and sale decisions.

UBS Global AM is a Delaware corporation with offices at One North Wacker Drive, Chicago, IL 60606 and at 1285 Avenue of the Americas, New York, New York, 10019-6028. UBS Global AM is an investment advisor registered with the SEC. UBS Global AM is an indirect wholly owned subsidiary of UBS AG ("UBS"). As of December 31, 2011, UBS Global AM had approximately $149 billion in assets under management. UBS Global AM is a member of the UBS Global Asset Management Division, which had approximately $612 billion in assets under management worldwide as of December 31, 2011. UBS is an internationally diversified organization with headquarters in Zurich and Basel, Switzerland and operations in many areas of the financial services group of industries.

Advisory and administration fees

UBS Global AM's contract fee for the advisory and administrative services it provides to each master fund is based on the following fee schedule:

$0 – $30 billion	0.1000%
Above $30 billion up to $40 billion	0.0975%
Above $40 billion up to $50 billion	0.0950%
Above $50 billion up to $60 billion	0.0925%
Above $60 billion	0.0900%

UBS Global AM's contract fee for the administrative services it provides to each feeder fund is 0.10% of each feeder fund's average daily net assets.

UBS Global AM may further voluntarily waive fees and/or reimburse expenses from time to time. For example, UBS Global AM may voluntarily undertake to waive fees and/or reimburse expenses in the event that fund yields drop below a certain level. Once started, there is no guarantee that UBS Global AM would continue to voluntarily waive a portion of its fees and/or reimburse expenses. Waivers/ reimbursements may impact a fund's performance.

Master-feeder structure. UBS Select Prime Capital Fund, UBS Select Treasury Capital Fund and UBS Select Tax-Free Capital Fund are "feeder funds" that invest all of their assets in "master funds"—Prime Master Fund, Treasury Master Fund and Tax-Free Master Fund, respectively. The feeder funds and their respective master funds have the same investment objectives.

The master funds may accept investments from other feeder funds. Each feeder fund bears the master fund's expenses in proportion to its investment in the master fund. Each feeder fund can set its own transaction minimums, feeder fund-specific expenses and other conditions. This arrangement allows each feeder fund's Trustees to withdraw the feeder fund's assets from the master fund if they believe doing so is in the shareholders' best interests. If the Trustees withdraw the feeder fund's assets, they would then consider whether the feeder fund should hire its own investment advisor, invest in a different master fund or take other action.

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Other information

To the extent authorized by law, each fund reserves the right to discontinue offering shares at any time merge, reorganize itself or cease operations and liquidate.

Dividends and taxes

Dividends

Each fund declares dividends daily and pays them monthly. Dividends accrued during a given month are paid on the first business day of the next month or upon the sale of all the fund shares in a shareholder's account.

Each fund may distribute all or a portion of its capital gains (if any) to the extent required to ensure that the fund maintains its federal tax law status as a regulated investment company. Each fund will also distribute all or a portion of its capital gains to the extent necessary to maintain its share price at $1.00.

Shares of each fund earn dividends on the day they are purchased but do not earn dividends on the day they are sold.

You will receive dividends in additional shares unless you elect to receive them in cash. If you prefer to receive dividends in cash, contact your firm's representative or Financial Advisor (if you purchased your shares through a financial intermediary) or the transfer agent (if you purchased your shares directly).

While each fund declares dividends daily and pays them monthly, the amounts are rounded to the nearest $0.01 on a daily basis with respect to each investor's fund account. As a result, investors whose fund account balances earn daily dividends that total less than one half a cent on any given day will not accrue any dividends on that day.

Taxes

The dividends that you receive from UBS Select Prime Capital Fund and UBS Select Treasury Capital Fund generally are subject to federal income tax regardless of whether you receive them in additional fund shares or in cash, and are expected to be taxed as ordinary income. Such dividends are not eligible for the reduced rate of tax that may apply to certain qualifying dividends on corporate stock.

Although dividends are generally treated as taxable to you in the year they are paid, dividends declared in October, November or December but paid in January are taxable as if they were paid in December.

Shareholders not subject to tax on their income will not be required to pay tax on amounts distributed to them. If you hold fund shares through a tax-exempt account or plan such as an IRA or 401(k) plan, dividends on your shares generally will not be subject to tax until proceeds are withdrawn from the plan.

Some states and localities do not tax dividends that are attributable to interest on certain government securities under certain circumstances. However, these dividends may be subject to corporate franchise tax in some states.

Each fund will tell you annually the character of dividends for tax reporting purposes. You will not recognize any gain or loss on the sale or exchange of your fund shares as long as the fund maintains a share price of $1.00.

The dividends that you receive from UBS Select Tax-Free Capital Fund generally are not subject to federal income tax. If you are subject to alternative

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minimum tax, a portion of the dividends paid by UBS Select Tax-Free Capital Fund may be included in computing such taxes. The dividends received from UBS Select Tax-Free Capital Fund are generally subject to any applicable state taxes.

The general exemption from federal taxes for dividends paid by UBS Select Tax-Free Capital Fund will not benefit investors in tax-sheltered retirement plans or other entities or individuals not subject to federal taxes. Further, distributions by tax-sheltered retirement plans are generally taxable even if earnings are derived from tax-exempt dividends. As a result, UBS Select Tax-Free Capital Fund is generally not an appropriate investment for tax-sheltered retirement plans.

Each fund may be required to withhold a 28% (currently scheduled to increase to 31% after 2012) federal tax on all dividends payable to you

•  if you fail to provide the fund with your correct taxpayer identification number on Form W-9 (for US citizens and resident aliens) or to make required certifications, or

•  if you have been notified by the IRS that you are subject to backup withholding.

Taxable distributions to non-residents may be subject to a 30% withholding tax (or lower applicable treaty rate).

The above is a general and abbreviated discussion of certain tax considerations, and each investor is advised to consult with his or her own tax advisor. There is additional information on taxes in the funds' SAI.

Disclosure of portfolio holdings

Each fund is a "feeder fund" that invests in securities through an underlying master fund. Each fund and the corresponding master fund have the same investment objective.

Each fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's complete schedule of portfolio holdings for the second and fourth quarters of each fiscal year is included in its semiannual and annual reports to shareholders and is filed with the SEC on Form N-CSR. Each fund's Forms N-Q and Forms N-CSR are available on the SEC's Web site at http://www.sec.gov. Each fund's Forms N-Q and Forms N-CSR may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling 1-202-551 8090. Additionally, you may obtain copies of Forms N-Q and semiannual and annual reports to shareholders from the funds upon request by calling 1-800-647 1568. Once the funds commence operations, the semiannual and annual reports for the funds will be posted on the fund's Web site at www.ubs.com/usmoneymarketfundsholdings.

Each fund will disclose on UBS Global AM's Web site, within five business days after the end of each month: (i) a complete schedule of the related master fund's portfolio holdings and information regarding the weighted average maturity of such master fund, and (ii) an update for the funds showing additional portfolio characteristics such as exposure to European banks and their affiliates broken down by country and related weighted average life or weighted average maturity information by such country holdings. This information will be posted on the UBS Web site at the following internet address: www.ubs.com/usmoneymarketfundsholdings. In

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addition, each fund will file with the SEC on Form N-MFP, within five business days after the end of each month, more detailed portfolio holdings information. Each fund's Forms N-MFP will be available on the SEC's Web site, on a delayed basis; UBS Global AM's Web site will also contain a link to these filings which will become publicly available two months after filing with the SEC.

Additionally, an abbreviated portfolio holdings report for the master fund in which UBS Select Prime Capital Fund invests is available on a weekly basis. (The abbreviated weekly portfolio holdings report contains less information about each holding.) This information will be posted on the UBS Web site at the following internet address: http://www.ubs.com/1/e/globalam/Americas/ globalamus/globalamusinsti/insti_money_market_funds/ insti_select_prime_funds.html. Under normal circumstances, the abbreviated report will be as of the last business day in a week and is expected to be posted by the Thursday or Friday of the following week. The weekly information will be posted to the Web site at least one day prior to other public dissemination.

The weekly portfolio holdings information postings will continue to remain available on the Web site, along with any more current holdings information, at least until the date on which a fund files its portfolio holdings information with the SEC on Forms N-Q or N-CSR for the period that included the date as of which the Web site information is current. (For example, a fund files its annual report for its most recent fiscal year ended April 30th with the SEC on Form N-CSR around the beginning of July. Weekly portfolio holdings information for periods ended April 30th could be removed from the Web site once the annual report is filed, but not until then.)

Please consult the funds' SAI for a description of the policies and procedures that govern disclosure of the funds' portfolio holdings.

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Financial highlights

As of April 13, 2012, the funds had not commenced operations. Accordingly, financial highlights information is not available for the funds.

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Appendix A

Additional information regarding purchases and redemptions

The funds are open for business each day that the Federal Reserve Bank of New York, the New York Stock Exchange ("NYSE") and the principal bond markets (as recommended by the Securities Industry and Financial Markets Association ("SIFMA")) are open. One or more of these will be closed on the observance of the holidays listed below. In addition, UBS Select Prime Capital Fund and UBS Select Treasury Capital Fund will advance the final time by which orders to buy or sell shares must be received by the transfer agent to 3:00 p.m. (Eastern time) on those days that SIFMA has recommended that the bond markets close early. Similarly, UBS Select Tax-Free Capital Fund will advance the final time by which orders to buy shares must be received by the transfer agent to noon (Eastern time) on those days that SIFMA has recommended that the bond markets close early. (The normal deadline for redemptions for the Tax-Free Fund is noon (Eastern time).) Those days remaining through 2012 are listed below.

Holidays (observed)	Early close
Memorial Day (May 28, 2012)	May 25, 2012

Independence Day (July 4, 2012)	—

Labor Day (September 3, 2012)	—

Columbus Day (October 8, 2012)	—

Veterans Day (November 12, 2012)	—

Thanksgiving Day (November 22, 2012)	November 23, 2012

Christmas Day (December 25, 2012)	December 24, 2012

December 31, 2012

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Privacy notice
This privacy notice is not a part of the prospectus.

UBS family of funds privacy notice

This notice describes the privacy policy of the UBS Family of Funds, the PACE® Funds and all closed-end funds managed by UBS Global Asset Management (collectively, the "Funds"). The Funds are committed to protecting the personal information that they collect about individuals who are prospective, current or former investors.

The Funds collect personal information in order to process requests and transactions and to provide customer service. Personal information, which is obtained from applications and other forms or correspondence submitted to the Funds, may include name(s), address, e-mail address, telephone number, date of birth, social security number or other tax identification number, bank account information, information about your transactions and experiences with the Funds, and any affiliation a client has with UBS Financial Services Inc. or its affiliates ("Personal Information").

The Funds limit access to Personal Information to those individuals who need to know that information in order to process transactions and service accounts. These individuals are required to maintain and protect the confidentiality of Personal Information and to follow established procedures. The Funds maintain physical, electronic and procedural safeguards to protect Personal Information and to comply with applicable laws and regulations.

The Funds may share Personal Information with their affiliates to facilitate the servicing of accounts and for other business purposes, or as otherwise required or permitted by applicable law. The Funds may also share Personal Information with non-affiliated third parties that perform services for the Funds, such as vendors that provide data or transaction processing, computer software maintenance and development, and other administrative services. When the Funds share Personal Information with a non-affiliated third party, they will do so pursuant to a contract that includes provisions designed to ensure that the third party will uphold and maintain privacy standards when handling Personal Information. In addition to sharing information with non-affiliated third parties to facilitate the servicing of accounts and for other business purposes, the Funds may disclose Personal Information to non-affiliated third parties as otherwise required or permitted by applicable law. For example, the Funds may disclose Personal Information to credit bureaus or regulatory authorities to facilitate or comply with investigations; to protect against or prevent actual or potential fraud, unauthorized transactions, claims or other liabilities; or to respond to judicial or legal process, such as subpoena requests.

Except as described in this privacy notice, the Funds will not use Personal Information for any other purpose unless the Funds describe how such Personal Information will be used and clients are given an opportunity to decline approval of such use of Personal Information relating to them (or affirmatively approve the use of Personal Information, if required by applicable law). The Funds endeavor to keep their customer files complete and accurate. The Funds should be notified if any Personal Information needs to be corrected or updated. Please call 1-800-647 1568 with any questions or concerns regarding your Personal Information or this privacy notice.

Privacy notice
This privacy notice is not a part of the prospectus.

UBS Money Series

This business continuity plan overview is not a part of the prospectus.
Business continuity plan overview

Information concerning UBS Global Asset Management's Business Continuity Plans

UBS Global Asset Management affiliates UBS Global Asset Management (US) Inc. and UBS Global Asset Management (Americas) Inc. will protect information assets, processes, and customer data from unpredictable events through preparation and testing of a comprehensive business continuity capability. This capability seeks recovery of the technology infrastructure and information, and prevention of the loss of company or customer information and transactions. In the event of a crisis scenario, we will recover those functions deemed to be critical to our business and our clients, and strive to resume processing within predefined time frames following a disaster declaration (typically 24-36 hours). Business continuity processes will provide us the ability to continue critical business functions regardless of the type, scope, or duration of a localized event. However, these processes are dependent upon various external resources beyond our control, such as regional telecommunications, transportation networks, and other public utilities.

Essential elements of the business continuity plan include:

•  Crisis communication procedures – Action plans for coordinating essential communications for crisis management leaders, employees, and key business partners

•  Information technology backup and recovery procedures – Comprehensive technology and data management plans designed to protect the integrity and speed the recovery of essential technology infrastructure and data

•  Disaster recovery site – Alternative workspace, technology infrastructure, and systems support that is designed to be fully operational within 24-36 hours of a disaster declaration

•  Testing regimen – The business continuity plan is reviewed on a quarterly basis and tested on an annual basis, including full activation of the disaster recovery facility

Business continuity plan overview
This business continuity plan overview is not a part of the prospectus.

If you want more information about the funds, the following documents are available free of charge upon request:

Annual/semiannual reports

Additional information about each fund's investments will be available in the fund's annual and semiannual reports to shareholders.

Statement of Additional Information (SAI)

The funds' SAI provides more detailed information about the funds and is incorporated by reference into this prospectus (i.e., it is legally a part of this prospectus).

You may discuss your questions about the funds by contacting your Financial Advisor. You may obtain free copies of the funds' annual and semiannual reports and their SAI by contacting the funds directly at 1-800-647 1568. Once the funds commence operations, the funds' annual and semiannual reports and their SAI will also be posted on the UBS Web site at the following internet address: www.ubs.com/usmoneymarketfundsholdings. You may also request other information about the funds and make shareholder inquiries via the telephone number above.

You will be able to review and copy information about each fund, including shareholder reports and the SAI, at the Public Reference Room of the Securities and Exchange Commission. You may obtain information about the operations of the SEC's Public Reference Room by calling the SEC at 1-202-551 8090. You can get copies of reports and other information about the funds:

•  For a fee, by electronic request at publicinfo@sec.gov or by writing the SEC's Public Reference Section, Washington, D.C. 20549-1520; or

•  Free, from the EDGAR database on the SEC's Internet Web site at http://www.sec.gov.

©UBS 2012. All rights reserved.
UBS Global Asset Management (US) Inc.

UBS Money Series
—UBS Select Prime Capital Fund
—UBS Select Treasury Capital Fund
—UBS Select Tax-Free Capital Fund
Investment Company Act File No. 811-08767

S1377

UBS Select Prime Capital Fund

UBS Select Treasury Capital Fund

UBS Select Tax-Free Capital Fund

Prospectus

August 28, 2011, as revised April 13, 2012

Money Market Funds

Statement of
Additional Information

UBS Select Prime Institutional Fund

UBS Select Treasury Institutional Fund

UBS Select Tax-Free Institutional Fund

UBS Select Prime Preferred Fund

UBS Select Treasury Preferred Fund

UBS Select Tax-Free Preferred Fund

UBS Select Prime Investor Fund

UBS Select Treasury Investor Fund

UBS Select Tax-Free Investor Fund

UBS Select Prime Capital Fund

UBS Select Treasury Capital Fund

UBS Select Tax-Free Capital Fund

Statement of Additional Information
August 28, 2011, as revised April 13, 2012

1285 Avenue of the Americas
New York, New York 10019-6028

The twelve funds named above (together, the "funds") are diversified series of UBS Money Series (the "Trust"), a professionally managed open-end investment company. Each fund is a "feeder fund" that invests all of its assets in a corresponding master fund (each, a "master fund") with the same objective as the fund.

UBS Global Asset Management (Americas) Inc. ("UBS Global AM") is the investment advisor and administrator for the master funds and the administrator for the feeder funds. UBS Global Asset Management (US) Inc. ("UBS Global AM (US)") serves as principal underwriter for the funds. UBS Global AM and UBS Global AM (US) are indirect wholly owned subsidiaries of UBS AG.

Portions of the annual reports to shareholders for UBS Select Prime Institutional Fund, UBS Select Treasury Institutional Fund, UBS Select Tax-Free Institutional Fund, UBS Select Prime Preferred Fund, UBS Select Treasury Preferred Fund, UBS Select Tax-Free Preferred Fund, UBS Select Prime Investor Fund, UBS Select Treasury Investor Fund and UBS Select Tax-Free Investor Fund are incorporated by reference into this Statement of Additional Information ("SAI"). (Prior to August 28, 2007, UBS Select Prime Institutional Fund was known as "UBS Select Money Market Fund" and UBS Select Treasury Institutional Fund was known as "UBS Select Treasury Fund.") The annual reports accompany this SAI. You may obtain an additional copy of an annual report without charge by calling toll-free 1-888-547 FUND.

This SAI is not a prospectus and should be read only in conjunction with the respective fund's current prospectus, (1) dated August 28, 2011 with respect to UBS Select Prime Institutional Fund, UBS Select Treasury Institutional Fund, UBS Select Tax-Free Institutional Fund, UBS Select Prime Preferred Fund, UBS Select Treasury Preferred Fund, UBS Select Tax-Free Preferred Fund, UBS Select Prime Investor Fund, UBS Select Treasury Investor Fund and UBS Select Tax-Free Investor Fund, and (2) dated August 28, 2011, as revised April 13, 2012, with respect to UBS Select Prime Capital Fund, UBS Select Treasury Capital Fund and UBS Select Tax-Free Capital Fund. A copy of a prospectus may be obtained by calling a financial intermediary through which shares may be purchased or by calling toll-free 1-888-547 FUND. The prospectus also contains more complete information about the relevant fund. You should read it carefully before investing. This SAI is dated August 28, 2011, as revised April 13, 2012.

Ticker symbols:

UBS Select Prime Institutional Fund	SELXX	UBS Select Prime Preferred Fund	SPPXX

UBS Select Treasury Institutional Fund	SETXX	UBS Select Treasury Preferred Fund	STPXX

UBS Select Tax-Free Institutional Fund	STFXX	UBS Select Tax-Free Preferred Fund	SFPXX

UBS Select Prime Investor Fund	SPIXX	UBS Select Prime Capital Fund	SPCXX

UBS Select Treasury Investor Fund	STRXX	UBS Select Treasury Capital Fund	STCXX

UBS Select Tax-Free Investor Fund	SFRXX	UBS Select Tax-Free Capital Fund	STEXX

The funds and their investment policies

Each fund's investment objective may not be changed without shareholder approval. Except where noted, the investment policies of each fund may be changed by its board without shareholder approval.

Each fund invests in securities through an underlying master fund. Each fund and its corresponding master fund have the same objective. Unless otherwise indicated, references to a fund include its corresponding master fund. As with other mutual funds, there is no assurance that a fund will achieve its investment objective.

Each fund is a money market fund and seeks to maintain a stable price of $1.00 per share. Each fund invests in high quality money market instruments that have, or are deemed to have, remaining maturities of 13 months or less. Money market instruments include short-term debt-obligations and similar securities. They also include longer term securities that have variable interest rates or other special features that give them the financial characteristics of short-term debt. Each fund maintains a dollar-weighted average portfolio maturity of 60 days or less; each fund maintains a dollar-weighted average life for its portfolio of 120 days or less.

Each fund may purchase only those obligations that UBS Global AM determines, pursuant to procedures adopted by the board, present minimal credit risks and are "First Tier Securities" as defined in Rule 2a-7 under the Investment Company Act of 1940, as amended ("Investment Company Act"). First Tier Securities include US government securities, repurchase agreements related to US government securities, and securities of other registered investment companies that are money market funds. Other First Tier Securities are either (1) rated in the highest short-term rating category by at least two nationally recognized statistical rating organizations ("rating agencies"), (2) rated in the highest short-term rating category by a single rating agency if only that rating agency has assigned the obligation a short-term rating, (3) issued by an issuer that has received such a short-term rating with respect to a security that is comparable in priority and security, (4) subject to a guarantee rated in the highest short-term rating category or issued by a guarantor that has received the highest short-term rating for a comparable debt obligation or (5) unrated, but determined by UBS Global AM to be of comparable quality.

UBS Select Prime Institutional Fund, UBS Select Prime Preferred Fund, UBS Select Prime Investor Fund and UBS Select Prime Capital Fund. Each fund's investment objective is to earn maximum current income consistent with liquidity and the preservation of capital. Each fund's investments include (1) US and non-US government securities, (2) obligations of issuers in the financial services group of industries, (3) commercial paper and other short-term obligations of US and non-US corporations, partnerships, trusts and similar entities, (4) funding agreements and other insurance company obligations, (5) repurchase agreements, and (6) investment company securities.

Each fund may invest in obligations (including certificates of deposit, bankers' acceptances, time deposits and similar obligations) of US and non-US banks only if the institution has total assets at the time of purchase in excess of $1.5 billion. Each fund's investments in non-negotiable time deposits of these institutions will be considered illiquid if they have maturities greater than seven calendar days.

Each fund generally may invest no more than 5% of its total assets in the securities of a single issuer (other than US government securities), except that the fund may invest up to 25% of its total assets in First Tier Securities of a single issuer for a period of up to three business days. Each fund may purchase only US dollar denominated obligations of non-US issuers. Each fund may invest up to 5% of its net assets in investments the income from which is exempt from federal income tax.

Each fund will, under normal circumstances, invest more than 25% of its total assets in the financial services group of industries. Each fund may, however, invest less than 25% of its total assets in this group of industries as a temporary defensive measure.

Each fund will not acquire any illiquid security (as defined below) if, immediately after the acquisition, the fund would have invested more than 5% of its total assets in illiquid securities. Each fund also will comply with the daily and weekly liquidity requirements set forth in Rule 2a-7 of the Investment Company Act and, as such, must maintain a portion of its assets in cash or securities that can readily be converted into cash, which may have a negative effect on the fund's yield. Each fund may purchase securities on a when-issued or delayed delivery basis. Each fund may lend its portfolio securities to qualified broker-dealers or institutional investors in an amount up to 33 1/3% of its total assets. Each fund may borrow from banks or through reverse repurchase agreements for temporary purposes, but not in excess of 33 1/3% of its total assets. The costs associated with borrowing may reduce each fund's net income. See "The funds' investments, related risks and limitations—Investment limitations of the funds" for more information regarding borrowing. Each fund may invest in the securities of other investment companies, including money market funds advised by UBS Global AM.

UBS Select Treasury Institutional Fund, UBS Select Treasury Preferred Fund, UBS Select Treasury Investor Fund and UBS Select Treasury Capital Fund. Each fund's investment objective is to earn maximum current income consistent with liquidity and the preservation of capital. Under normal circumstances, each fund invests at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in securities issued by the US Treasury and repurchase agreements relating to those instruments. Each fund may also invest in the securities of other investment companies that invest in these instruments. Each fund's 80% policy, as described above, is a "non-fundamental" policy. This means that this investment policy may be changed by each fund's board without shareholder approval. However, each fund has also adopted a policy to provide its shareholders with at least 60 days' prior written notice of any change to the 80% investment policy.

Each fund will not acquire any illiquid security (as defined below) if, immediately after the acquisition, the fund would have invested more than 5% of its total assets in illiquid securities. Each fund also will comply with the daily and weekly liquidity requirements set forth in Rule 2a-7 of the Investment Company Act and, as such, must maintain a portion of its assets in cash or securities that can readily be converted into cash, which may have a negative effect on the fund's yield. Each fund may purchase securities on a when-issued or delayed delivery basis. Each fund may lend its portfolio securities to qualified broker-dealers or institutional investors in an amount up to 33 1/3% of its total assets. Each fund may borrow from banks or through reverse repurchase agreements for temporary purposes, but not in excess of 33 1/3% of its total assets. The costs associated with borrowing may reduce each fund's net income. See "The funds' investments, related risks and limitations—Investment limitations of the funds" for more information regarding borrowing. Each fund may invest in the securities of other investment companies, including money market funds advised by UBS Global AM.

UBS Select Tax-Free Institutional Fund, UBS Select Tax-Free Preferred Fund, UBS Select Tax-Free Investor Fund and UBS Select Tax-Free Capital Fund. Each fund's investment objective is to earn maximum current income exempt from federal income tax consistent with liquidity and the preservation of capital. Under normal circumstances, each fund will invest at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in investments, the income from which is exempt from federal income tax. Each fund invests primarily in money market instruments issued by states, municipalities, public authorities and other issuers, the interest on which is exempt from federal income tax ("municipal securities"). Each fund also may purchase participation interests in municipal securities. Participation interests are pro rata interests in securities held by others. The 80% policy adopted by each fund is a "fundamental" investment policy, and each fund may not deviate from its 80% policy without the approval of its shareholders.

Under normal circumstances, each fund may invest only up to 20% of its net assets (plus the amount of any borrowing for investment purposes) in municipal securities that pay interest that is an item of tax preference for purposes of the alternative minimum tax ("AMT").

Each fund generally may invest no more than 5% of its total assets in the securities of a single issuer (other than US government securities), except that each fund may invest up to 25% of its total assets in First Tier Securities (defined above) of a single issuer for a period of up to three business days.

Each fund will not acquire any illiquid security (as defined below) if, immediately after the acquisition, the fund would have invested more than 5% of its total assets in illiquid securities. Each fund also will comply with the weekly liquidity requirements set forth in Rule 2a-7 of the Investment Company Act and, as such, must maintain a portion of its assets in cash or securities that can readily be converted into cash, which may have a negative effect on the fund's yield. Each fund may purchase securities on a when-issued or delayed delivery basis. Each fund may lend its portfolio securities to qualified broker-dealers or institutional investors in an amount up to 33 1/3% of its total assets. Each fund may borrow from banks or through reverse repurchase agreements for temporary purposes, but not in excess of 10% of its total assets. The costs associated with borrowing may reduce each fund's net income. See "The funds' investments, related risks and limitations—Investment limitations of the funds" for more information regarding borrowing. Each fund may invest in the securities of other investment companies, including money market funds advised by UBS Global AM.

The funds' investments, related risks and limitations

The following supplements the information contained in the relevant fund's prospectus and above concerning each fund's investments, related risks and limitations. Except as otherwise indicated in the prospectus or the SAI, the funds have established no policy limitations on their ability to use the investments or techniques discussed in these documents. New forms of money market instruments continue to be developed. The funds, through their corresponding master funds, may invest in these instruments to the extent consistent with their investment objectives.

Yields and credit ratings of money market instruments; First Tier Securities. The yields on the money market instruments in which the funds invest are dependent on a variety of factors, including general money market conditions, conditions in the particular market for the obligation, the financial condition of the issuer, the size of the offering, the maturity of the obligation and the ratings of the issue. The ratings assigned by rating agencies represent their opinions as to the quality of the obligations they undertake to rate. Ratings, however, are general and are not absolute standards of quality. Consequently, obligations with the same rating, maturity and interest rate may have different market prices.

Subsequent to its purchase, an issue may cease to be rated or its rating may be reduced. If a security in a fund's portfolio ceases to be a First Tier Security (as defined above) or UBS Global AM becomes aware that a security has received a rating below the second highest rating by any rating agency, UBS Global AM and, in certain cases, the fund's board, will consider whether the fund should continue to hold the obligation. A First Tier Security rated in the highest short-term category by three or more rating agencies at the time of purchase that subsequently receives a rating below the highest rating category from one of those rating agencies or a different rating agency may continue to be considered a First Tier Security.

US Government securities. US government securities include direct obligations of the US Treasury (such as Treasury bills, notes or bonds) and obligations issued or guaranteed as to principal and interest (but not as to market value) by the US government, its agencies or its instrumentalities. These US government securities may include mortgage-backed securities issued or guaranteed by government agencies or government-sponsored enterprises, that are not guaranteed or insured by the US government. Other US government securities may be backed by the full faith and credit of the US government or supported primarily or solely by the creditworthiness of the government-related issuer or, in the case of mortgage-backed securities, by pools of assets.

Securities issued by agencies and instrumentalities of the US government that are supported by the full faith and credit of the United States, such as securities issued by the Federal Housing Administration and Ginnie Mae (formally known as Government National Mortgage Association or GNMA), present little credit risk. Other securities issued by agencies and instrumentalities sponsored by the US government that are supported only by the issuer's right to borrow from the US Treasury, subject to certain limitations, such as securities issued by Federal Home Loan Banks, and securities issued by agencies and instrumentalities sponsored by the US government that are supported only by the credit of the issuing agencies are subject to a greater degree of credit risk. Freddie Mac (formally known as Federal Home Loan Mortgage Corporation or FHLMC) and Fannie Mae (formally known as Federal National Mortgage Association or FNMA) historically were agencies sponsored by the US government that were supported by the credit of the issuing agencies and not backed by the full faith and credit of the United States. However, on September 7, 2008, due to the value of Freddie Mac's and Fannie Mae's securities falling sharply and concerns that the firms did not have sufficient capital to offset losses resulting from the mortgage crisis, the Federal Housing Finance Agency placed Freddie Mac and Fannie Mae into conservatorship. The effect that this conservatorship will have on the entities and their guarantees is uncertain. Although the US government or its agencies provided financial support to such entities, no assurance can be given that they will always do so.

US government securities also include separately traded principal and interest components of securities issued or guaranteed by the US Treasury, which are traded independently under the Separate Trading of Registered Interest and Principal of Securities ("STRIPS") program. Under the STRIPS program, the principal and interest components are individually numbered and separately issued by the US Treasury.

Commercial paper and other short-term obligations. UBS Select Prime Institutional Fund, UBS Select Prime Preferred Fund, UBS Select Prime Investor Fund and UBS Select Prime Capital Fund may purchase commercial paper, which includes short-term obligations issued by corporations, partnerships, trusts or other entities to finance short-term credit needs. Each of UBS Select Prime Institutional Fund, UBS Select Prime Preferred Fund, UBS Select Prime Investor Fund and UBS Select Prime Capital Fund also may purchase other types of non-convertible debt obligations subject to maturity constraints imposed by the US Securities and Exchange Commission ("SEC"). Descriptions of certain types of short-term obligations are provided below.

Asset-backed securities. UBS Select Prime Institutional Fund, UBS Select Prime Preferred Fund, UBS Select Prime Investor Fund and UBS Select Prime Capital Fund may invest in securities that are comprised of financial assets that have been securitized through the use of trusts or special purpose corporations or other entities. Such assets may include motor vehicle and other installment sales contracts, home equity loans, leases of various types of real and personal property and receivables from revolving credit (credit card) agreements or other types of financial assets. Payments or distributions of principal and interest may be guaranteed up to a certain amount and for a certain time period by a letter of credit or pool insurance policy issued by a financial institution unaffiliated with the issuer, or other credit enhancements may be present. See "The funds' investments, related risks and limitations—Credit and liquidity enhancements."

Variable and floating rate securities and demand instruments. UBS Select Prime Institutional Fund, UBS Select Prime Preferred Fund, UBS Select Prime Investor Fund and UBS Select Prime Capital Fund may purchase variable and floating rate securities with remaining maturities in excess of 13 months issued by US government agencies or instrumentalities or guaranteed by the US government. The yields on these securities are adjusted in relation to changes in specific rates, such as the prime rate, and different securities may have different adjustment rates. Certain of these obligations carry a demand feature that gives a fund the right to tender them back to a specified party, usually the issuer or a remarketing agent, prior to maturity. A fund's investments in variable and floating rate securities must comply with conditions established by the SEC under which they may be considered to have remaining maturities of 13 months or less. UBS Select Prime Institutional Fund, UBS Select Prime Preferred Fund, UBS Select Prime Investor Fund and UBS Select Prime Capital Fund will purchase variable and floating rate securities of non-US government issuers that have remaining maturities of more than 13 months only if the securities are subject to a demand feature exercisable within 13 months or less. See "The funds' investments, related risks and limitations—Credit and liquidity enhancements."

Generally, a fund may exercise demand features (1) upon a default under the terms of the underlying security, (2) to maintain its portfolio in accordance with its investment objective and policies or applicable legal or regulatory requirements or (3) as needed to provide liquidity to the fund in order to meet redemption requests. The ability of a bank or other financial institution to fulfill its obligations under a letter of credit, guarantee or other liquidity arrangement might be affected by possible financial difficulties of its borrowers, adverse interest rate or economic conditions, regulatory limitations or other factors. The interest rate on floating rate or variable rate securities ordinarily is readjusted on the basis of the prime rate of the bank that originated the financing or some other index or published rate, such as the 90-day US Treasury bill rate, or is otherwise reset to reflect market rates of interest. Generally, these interest rate adjustments cause the market value of floating rate and variable rate securities to fluctuate less than the market value of fixed rate securities.

Auction rate and remarketed preferred stock. UBS Select Prime Institutional Fund, UBS Select Prime Preferred Fund, UBS Select Prime Investor Fund and UBS Select Prime Capital Fund may purchase certain types of auction rate preferred stock ("ARPS") and/or remarketed preferred stock ("RPS") subject to a demand feature. These purchases may include ARPS and RPS issued by closed-end investment companies. ARPS or RPS may be deemed to meet the maturity and quality requirements of money market funds if they are structured to comply with conditions established by the SEC. ARPS and RPS subject to a demand feature, despite their status as equity securities, are economically similar to variable rate debt securities subject to a demand feature. Both ARPS and RPS allow the holder to sell the stock at a liquidation preference value at specified periods, provided that the auction or remarketing is successful. If the auction or remarketing fails, then the holder of certain types of ARPS and RPS may exercise a demand feature and has the right to sell the ARPS or RPS to a third party guarantor or counterparty at a price that can reasonably be expected to approximate its amortized cost; other holders may suffer a partial or complete loss of liquidity. The ability of a bank or other financial institution providing the demand feature to fulfill its obligations might be affected by possible financial difficulties of its borrowers, adverse interest rate or economic conditions, regulatory limitations or other factors.

A fund's investment in ARPS and RPS issued by closed-end funds also is subject to limitations that generally prohibit the fund from investing more than 10% of its assets in securities of other investment companies that are not themselves money market funds. See "The fund's investments, related risks and limitations—Investments in other investment companies."

Variable amount master demand notes. UBS Select Prime Institutional Fund, UBS Select Prime Preferred Fund, UBS Select Prime Investor Fund and UBS Select Prime Capital Fund may invest in variable amount master demand notes, which are unsecured redeemable obligations that permit investment of varying amounts at fluctuating interest rates under a direct agreement between a fund and an issuer. The principal amount of these notes may be increased from time to time by the parties (subject to specified maximums) or decreased by a fund or an issuer. These notes are payable on demand (subject to any applicable advance notice provisions) and may or may not be rated.

Funding agreements and guaranteed investment contracts. UBS Select Prime Institutional Fund, UBS Select Prime Preferred Fund, UBS Select Prime Investor Fund and UBS Select Prime Capital Fund may invest in funding agreements and guaranteed investment contracts issued by insurance companies which are obligations of the insurance company or one or more segregated asset accounts of the insurance company. Funding agreements permit the investment of varying amounts under a direct agreement between a fund and an insurance company and may provide that the principal amount may be increased from time to time (subject to specified maximums) by agreement of the parties or decreased by either party. A fund expects to invest primarily in funding agreements and guaranteed investment contracts with floating or variable rates. Some funding agreements and guaranteed investment contracts are subject to demand features that permit a fund to tender its interest back to the issuer. To the extent a fund invests in funding agreements and guaranteed investment contracts that either do not have demand features or have demand features that may be exercised more than seven days after the date of acquisition, these investments will be subject to the fund's limitation on investments in illiquid securities. See "The funds' investments, related risks and limitations—Credit and liquidity enhancements" and—"Illiquid securities."

Investments in financial services. To the extent a fund's investments are concentrated in the financial services sector, the fund will have correspondingly greater exposure to the risk factors that are characteristic of such investments. In particular, investments in the financial services sector may be particularly affected by economic cycles, business developments, interest rate changes and regulatory changes. For example, declining economic and business conditions can disproportionately impact companies in the financial services sector due to increased defaults on payments by borrowers. Interest rate increases can also adversely affect the financial services sector by increasing the cost of capital available for financial services companies. In addition, financial services companies are heavily regulated by governmental entities and, as a result, political and regulatory changes can affect the operations and financial results of such companies, potentially imposing additional costs and possibly restricting the businesses in which those companies may engage.

Investing in non-US securities. Investments by UBS Select Prime Institutional Fund, UBS Select Prime Preferred Fund, UBS Select Prime Investor Fund and UBS Select Prime Capital Fund in US dollar-denominated securities of non-US issuers may involve risks that are different from investments in US issuers. These risks may include future unfavorable political and economic developments, possible withholding taxes, seizure of foreign deposits, currency controls, interest limitations or other governmental restrictions that might affect the payment of principal or interest on the fund's investments. Additionally, there may be less publicly available information about non-US issuers because they may not be subject to the same regulatory requirements as domestic issuers. A fund's investments in securities issued by US finance subsidiaries of non-US banks may involve similar risks to the extent that a non-US bank is deemed to support its US finance subsidiary. US finance subsidiaries of non-US banks may not be subject to regulation by US state or federal banking regulation.

Credit and liquidity enhancements. Each fund may invest in securities that have credit or liquidity enhancements or may purchase these types of enhancements in the secondary market. Such enhancements may be structured as demand features that permit a fund to sell the instrument at designated times and prices. These credit and liquidity enhancements may be backed by letters of credit or other instruments provided by banks or other financial institutions whose credit standing affects the credit quality of the underlying obligation. Changes in the credit quality of these financial institutions could cause losses to a fund and affect its share price. The credit and liquidity enhancements may have conditions that limit the ability of a fund to use them when the fund wishes to do so.

Illiquid securities. The term "illiquid securities" means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which a fund has valued the securities and includes, among other things, repurchase agreements maturing in more than seven days and restricted securities other than those UBS Global AM has determined are liquid pursuant to guidelines established by a fund's board. A fund may not be able to readily liquidate its investments in illiquid securities and may have to sell other investments if necessary to raise cash to meet its obligations. The lack of a liquid secondary market for illiquid securities may make it more difficult for a fund to assign a value to those securities for purposes of valuing its portfolio and calculating its net asset value.

Restricted securities are not registered under the Securities Act of 1933, as amended ("Securities Act"), and may be sold only in privately negotiated or other exempted transactions or after a registration statement under the Securities Act has become effective. Where registration is required, a fund may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time the fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, a fund might obtain a less favorable price than prevailed when it decided to sell.

Not all restricted securities are illiquid. A large institutional market has developed for many US and non-US securities that are not registered under the Securities Act. Institutional investors generally will not seek to sell these instruments to the general public, but instead will often depend either on an efficient institutional market in which such unregistered securities can be readily resold or on an issuer's ability to honor a demand for repayment. Therefore, the fact that there are contractual or legal restrictions on resale to the general public or certain institutions is not dispositive of the liquidity of such investments.

Institutional markets for restricted securities also have developed as a result of Rule 144A under the Securities Act, which establishes a "safe harbor" from the registration requirements of the Securities Act for resales of certain securities to qualified institutional buyers. These markets include automated systems for the trading, clearance and settlement of unregistered securities of US and non-US issuers, such as the PORTAL System sponsored by the Financial Industry Regulatory Authority (previously, the National Association of Securities Dealers, Inc.). An insufficient number of qualified institutional buyers interested in purchasing Rule 144A-eligible restricted securities held by a fund, however, could affect adversely the marketability of such portfolio securities, and the fund might be unable to dispose of them promptly or at favorable prices.

The board has delegated the function of making day-to-day determinations of liquidity to UBS Global AM pursuant to guidelines approved by the board. UBS Global AM takes into account a number of factors in reaching liquidity decisions, which may include (1) the frequency of trades for the security, (2) the number of dealers that make quotes for the security, (3) the nature of the security and how trading is effected (e.g., the time needed to sell the security, how bids are solicited and the mechanics of transfer) and (4) the existence of demand features or similar liquidity enhancements. UBS Global AM monitors the liquidity of restricted securities in each fund's portfolio and reports periodically on such decisions to the board.

UBS Global AM also monitors each fund's overall holdings of illiquid securities. If a fund's holdings of illiquid securities exceed its limitation on investments in illiquid securities for any reason (such as a particular security becoming illiquid, changes in the relative market values of portfolio securities or shareholder redemptions), UBS Global AM will consider what action would be in the best interests of the fund and its shareholders.

Such action may include engaging in an orderly disposition of securities to reduce the fund's holdings of illiquid securities. However, a fund is not required to dispose of illiquid securities under these circumstances.

Repurchase agreements. Each fund may enter into repurchase agreements. Repurchase agreements are transactions in which a fund purchases securities or other obligations from a bank or securities dealer (or its affiliate) and simultaneously commits to resell them to the counterparty at an agreed-upon date or upon demand and at a price reflecting a market rate of interest unrelated to any coupon rate or maturity of the purchased obligations. Securities or other obligations subject to repurchase agreements may have maturities in excess of 13 months. A fund maintains custody of the underlying obligations prior to their repurchase, either through its regular custodian or through a special tri-party custodian or sub-custodian that maintains separate accounts for both a fund and its counterparty. Thus, the obligation of the counterparty to pay the repurchase price on the date agreed to or upon demand is, in effect, secured by such obligations.

Repurchase agreements carry certain risks not associated with direct investments in securities, including a possible decline in the market value of the underlying obligations. If their value becomes less than the repurchase price, plus any agreed-upon additional amount, the counterparty must provide additional collateral so that at all times the collateral is at least equal to the repurchase price plus any agreed-upon additional amount. The difference between the total amount to be received upon repurchase of the obligations and the price that was paid by a fund upon acquisition is accrued as interest and included in its net investment income. Repurchase agreements involving obligations other than US government securities (such as commercial paper, corporate bonds, mortgage loans and equity securities) may be subject to special risks and may not have the benefit of certain protections in the event of the counterparty's insolvency. If the seller or guarantor becomes insolvent, a fund may suffer delays, costs and possible losses in connection with the disposition of collateral. Each fund intends to enter into repurchase agreements only in transactions with counterparties believed by UBS Global AM to present minimal credit risks.

Reverse repurchase agreements. Reverse repurchase agreements involve the sale of securities held by a fund subject to its agreement to repurchase the securities at an agreed-upon date or upon demand and at a price reflecting a market rate of interest. Reverse repurchase agreements are subject to the fund's limitation on borrowings and may be entered into only with banks or securities dealers or their affiliates.

Reverse repurchase agreements involve the risk that the buyer of the securities sold by a fund might be unable to deliver them when the fund seeks to repurchase. If the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the buyer or trustee or receiver may receive an extension of time to determine whether to enforce a fund's obligation to repurchase the securities, and the fund's use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision. See "The funds' investments, related risks and limitations—Segregated accounts."

Counterparty risk. A fund may be exposed to the risk of financial failure or insolvency of another party. To help lessen those risks UBS Global AM and/or its affiliates, subject to the supervision of the board, monitors and evaluates the creditworthiness of the parties with which a fund does business.

Operations risk. Each fund is subject to the risk that it may not be able to complete a transaction in the manner or at the time desired because of difficulties with the settlement process or other functions related to the processing of securities transactions.

When-issued and delayed delivery securities. Each fund may purchase securities on a "when-issued" basis or may purchase or sell securities for delayed delivery, i.e., for issuance or delivery to or by the fund later than the normal settlement date at a stated price and yield. A fund generally would not pay for such securities or start earning interest on them until they are received. However, when a fund undertakes a when-issued or delayed delivery obligation, it immediately assumes the risks of ownership, including the risks of price fluctuation. Failure of the issuer to deliver a security purchased by a fund on a when-issued or delayed delivery basis may result in the fund's incurring a loss or missing an opportunity to make an alternative investment.

A security purchased on a when-issued or delayed delivery basis is recorded as an asset on the commitment date and is subject to changes in market value, generally based upon changes in the level of interest rates. Thus, fluctuation in the value of the security from the time of the commitment date will affect a fund's net asset value. A fund's when-issued and delayed delivery purchase commitments could cause its net asset value per share to be more volatile. A fund may sell the right to acquire the security prior to delivery if UBS Global AM deems it advantageous to do so, which may result in a gain or loss to the fund. See "The funds' investments, related risks and limitations—Segregated accounts."

Investments in other investment companies. Each fund may invest in securities of other investment companies subject to limitations imposed by the Investment Company Act. Among other things, these limitations generally restrict a fund's aggregate investments in other investment companies that are not themselves money market funds to no more than 10% of its total assets, subject to a number of exceptions under SEC rules. The feeder funds intend to rely on Section 12(d)(1)(E) of the Investment Company Act, which allows a fund to invest substantially all of its assets in the securities of other investment companies (i.e., the master fund) without regard to the 10% limitation.

Lending of portfolio securities. Each fund is authorized to lend its portfolio securities to broker-dealers or institutional investors that UBS Global AM deems qualified. Lending securities enables a fund to earn additional income, but could result in a loss or delay in recovering these securities. The borrower of a fund's portfolio securities must maintain acceptable collateral with the fund's custodian (or a sub-custodian) in an amount, marked to market daily, at least equal to the market value of the securities loaned, plus accrued interest and dividends. Acceptable collateral is limited to cash, US government securities and irrevocable letters of credit that meet certain guidelines established by UBS Global AM. Each fund may reinvest any cash collateral in money market investments or other short-term liquid investments, including other investment companies. A fund also may reinvest cash collateral in private investment vehicles similar to money market funds, including one managed by UBS Global AM. In determining whether to lend securities to a particular broker-dealer or institutional investor, UBS Global AM will consider, and during the period of the loan will monitor, all relevant facts and circumstances, including the creditworthiness of the borrower. Each fund will retain authority to terminate any of its loans at any time. Each fund may pay reasonable fees in connection with a loan and may pay the borrower or placing broker a negotiated portion of the interest earned on the reinvestment of cash held as collateral. Each fund will receive amounts equivalent to any interest, dividends or other distributions on the securities loaned. Each fund will seek to retain record ownership of loaned securities to exercise beneficial rights, such as voting and subscription rights, when retaining such rights is considered to be in the fund's interest.

State Street Bank and Trust Company has been approved to serve as lending agent and receives fees for such services.

Segregated accounts. When a fund enters into certain transactions that involve obligations to make future payments to third parties, including the purchase of securities on a when-issued or delayed delivery basis or reverse repurchase agreements, it will maintain with an approved custodian in a segregated account (or designate on the books of its custodian) cash or liquid securities, marked to market daily, in an amount at least equal to its obligations under the commitment.

Types of municipal securities. UBS Select Tax-Free Institutional Fund, UBS Select Tax-Free Preferred Fund, UBS Select Tax-Free Investor Fund and UBS Select Tax-Free Capital Fund may invest in a variety of municipal securities, as described below:

Municipal bonds. Municipal bonds are debt obligations that are issued by states, municipalities, public authorities or other issuers and that pay interest that is exempt from federal income tax in the opinion of issuer's counsel. The two principal classifications of municipal bonds are "general obligation" and "revenue" bonds. General obligation bonds are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source such as from the user of the facility being financed. The term "municipal bonds" also includes "moral obligation" issues, which are normally issued by special purpose authorities. In the case of such issues, an express or implied "moral obligation" of a related government unit is pledged to the payment of the debt service but is usually subject to annual budget appropriations. Custodial receipts that represent an ownership interest in one or more municipal bonds also are considered to be municipal bonds. Various types of municipal bonds are described in the following sections.

Municipal securities may be more susceptible to downgrade, default, and bankruptcy as a result of recent periods of economic stress. Factors contributing to the economic stress on municipalities may include: lower property tax collections as a result of lower home values, lower sales tax revenue as a result of reduced consumer spending, lower income tax revenue as a result of higher unemployment rates, and budgetary constraints of local, state and federal governments upon which the municipalities may be relying for funding. In addition, as certain municipal securities may be secured or guaranteed by banks and other institutions, the risk to a fund could increase due to stresses on the banking, insurance or other parts of the financial sector as a result of the economic environment, or due to downgrades or risks of downgrades to the credit ratings of the institutions issuing the guarantee. Such a downward revision or risk of being downgraded may have an adverse effect on the market prices of the securities and thus the value of a fund's investment. Further, an insolvent municipality may file for bankruptcy, which may significantly affect the value of the securities issued by the municipality and therefore the value of a fund's investment.

Municipal securities are also subject to the risk that the perceived increase in the likelihood of default or downgrade among municipal issuers as a result of recent market conditions could result in increased illiquidity, volatility and credit risk. In addition, certain municipal issuers may either be unable to issue bonds or to access the market to sell securities or, if able to access the market, may be forced to issue securities at much higher rates. These events could result in decreased investment opportunities for a fund and lower investment performance.

Municipal lease obligations. Municipal bonds include municipal lease obligations, such as leases, installment purchase contracts and conditional sales contracts and certificates of participation therein. Municipal lease obligations are issued by state and local governments and authorities to purchase land or various types of equipment or facilities and may be subject to annual budget appropriations. UBS Select Tax-Free Institutional Fund, UBS Select Tax-Free Preferred Fund, UBS Select Tax-Free Investor Fund and UBS Select Tax-Free Capital Fund generally invest in municipal lease obligations through certificates of participation.

Although municipal lease obligations do not constitute general obligations of the municipality for which the municipality's taxing power is pledged, they ordinarily are backed by the municipality's covenant to budget for, appropriate and make the payments due under the lease obligation. The leases underlying certain municipal lease obligations, however, provide that lease payments are subject to partial or full abatement if, because of material damage or destruction of the leased property, there is substantial interference with the lessee's use or occupancy of such property. This "abatement risk" may be reduced by the existence of insurance covering the leased property, the maintenance by the lessee of reserve funds or the provision of credit enhancements such as letters of credit.

Certain municipal lease obligations contain "non-appropriation" clauses which provide that the municipality has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose on a yearly basis. Some municipal lease obligations of this type are insured as to timely payment of principal and interest, even in the event of a failure by the municipality to appropriate sufficient funds to make payments under the lease. However, in the case of an uninsured municipal lease obligation, a fund's ability to recover under the lease in the event of a non-appropriation or default will be limited solely to the repossession of leased property without recourse to the general credit of the lessee, and disposition of the property in the event of foreclosure might prove difficult.

Industrial development bonds ("IDBs") and private activity bonds ("PABs"). IDBs and PABs are issued by or on behalf of public authorities to finance various privately operated facilities, such as airport or pollution control facilities. These obligations are considered municipal bonds if the interest paid thereon is exempt from federal income tax in the opinion of the bond issuer's counsel. IDBs and PABs are in most cases revenue bonds and thus are not payable from the unrestricted revenues of the issuer. The credit quality of IDBs and PABs is usually directly related to the credit standing of the user of the facilities being financed. IDBs issued after August 15, 1986 generally are considered PABs, and to the extent a fund invests in PABs, shareholders generally will be required to treat a portion of their exempt-interest dividends from that fund as a "Tax Preference Item." See "Taxes" below. Each of UBS Select Tax-Free Institutional Fund, UBS Select Tax-Free Preferred Fund, UBS Select Tax-Free Investor Fund and UBS Select Tax-Free Capital Fund may invest more than 25% of its assets in IDBs and PABs.

Participation interests. Participation interests are interests in municipal bonds, including IDBs, PABs and floating and variable rate obligations, that are owned by financial institutions. These interests carry a demand feature permitting the holder to tender them back to the financial institution, which demand feature generally is backed by an irrevocable letter of credit or guarantee of the financial institution. The credit standing of such financial institution affects the credit quality of the participation interests.

A participation interest gives a fund an undivided interest in a municipal bond owned by a financial institution. The fund has the right to sell the instruments back to the financial institution. As discussed above under "The funds' investments, related risks and limitations—credit and liquidity enhancements," to the extent that payment of an obligation is backed by a letter of credit, guarantee or liquidity support arrangement from a financial institution, that payment may be subject to the financial institution's ability to satisfy that commitment. UBS Global AM will monitor the pricing, quality and liquidity of the participation interests held by a fund, and the credit standing of financial institutions issuing letters of credit or guarantees supporting those participation interests on the basis of published financial information, reports of rating services and financial institution analytical services.

Put bonds. A put bond is a municipal bond that gives the holder the unconditional right to sell the bond back to the issuer or a third party at a specified price and exercise date, which is typically well in advance of the bond's maturity date. The obligation to purchase the bond on the exercise date may be supported by a letter of credit or other credit support arrangement from a bank, insurance company or other financial institution, the credit standing of which affects the credit quality of the obligation.

If a fund holds a bond subject to a "one time only" put, the fund ordinarily will either sell the bond or put the bond, depending upon the more favorable price. If a bond has a series of puts after the first put, it will be held as long as, in the judgment of UBS Global AM, it is in the fund's best interest to do so. There is no assurance that the issuer of a put bond acquired by a fund will be able to repurchase the bond on the exercise date, if the fund chooses to exercise its right to put the bond back to the issuer or to a third party.

Tender option bonds. Tender option bonds are long-term municipal securities (or interests therein) sold by a bank, other financial institution or special purpose entity subject to a demand feature that gives the purchaser the right to sell them to the bank or other financial institution at par plus accrued interest at designated times (the "tender option"). Each of UBS Select Tax-Free Institutional Fund, UBS Select Tax-Free Preferred Fund, UBS Select Tax-Free Investor Fund and UBS Select Tax-Free Capital Fund may invest in such securities with tender options that may be exercisable at intervals ranging from daily to 397 days, and the interest rate on such securities is typically reset at the end of the applicable interval in an attempt to cause the bonds to have a market value that approximates their par value, plus accrued interest. The tender option may not be exercisable in the event of a default on, or significant downgrading of, the underlying municipal securities, and may be subject to other conditions. Therefore, a fund's ability to exercise the tender option will be affected by the credit standing of both the bank or other financial institution involved and the issuer of the underlying securities or its insurer (if any). If UBS Select Tax-Free Institutional Fund, UBS Select Tax-Free Preferred Fund, UBS Select Tax-Free Investor Fund or UBS Select Tax-Free Capital Fund invests in tender option bonds, the financial statements, financial highlights and other materials containing financial information of that fund will properly reflect these transactions, and the fund's independent accountants will concur with the accounting treatment being applied to the fund's transactions.

Tax-exempt commercial paper and short-term municipal notes. Municipal bonds include tax-exempt commercial paper and short-term municipal notes, such as tax anticipation notes, bond anticipation notes, revenue anticipation notes and other forms of short-term securities. Such notes are issued with a short-term maturity in anticipation of the receipt of tax funds, the proceeds of bond placements and other revenues. Investments in municipal bonds may be subject to additional risks, such as the failure of the issuer to make payments because of political issues or adverse determinations as to taxability that may negatively impact value.

Mortgage subsidy bonds. Each of UBS Select Tax-Free Institutional Fund, UBS Select Tax-Free Preferred Fund, UBS Select Tax-Free Investor Fund and UBS Select Tax-Free Capital Fund also may purchase mortgage subsidy bonds with a remaining maturity of less than 13 months that are issued to subsidize mortgages on single family homes and "moral obligation" bonds with a remaining maturity of less than 13 months that are normally issued by special purpose public authorities. In some cases the repayment of these bonds depends upon annual legislative appropriations; in other cases repayment is a legal obligation of the issuer, and if the issuer is unable to meet its obligations, repayment becomes a moral commitment of a related government unit (subject, however, to such appropriations).

Stand-by commitments. Each of UBS Select Tax-Free Institutional Fund, UBS Select Tax-Free Preferred Fund, UBS Select Tax-Free Investor Fund and UBS Select Tax-Free Capital Fund may acquire stand-by commitments under unusual market conditions to facilitate portfolio liquidity. Pursuant to a stand-by commitment, a municipal bond dealer agrees to purchase the securities that are the subject of the commitment at an amount equal to (1) the acquisition cost (excluding any accrued interest paid on acquisition), less any amortized market premium and plus any accrued market or original issue discount, plus (2) all interest accrued on the securities since the last interest payment date or the date the securities were purchased, whichever is later.

A fund will enter into stand-by commitments only with those banks or other dealers that, in the opinion of UBS Global AM, present minimal credit risk. A fund's right to exercise stand-by commitments will be unconditional and unqualified. Stand-by commitments will not be transferable by a fund, although a fund may sell the underlying securities to a third party at any time. A fund may pay for stand-by commitments either separately in cash or by paying a higher price for the securities that are acquired subject to such a commitment (thus reducing the yield to maturity otherwise available for the same securities). The acquisition of a stand-by commitment will not ordinarily affect the valuation or maturity of the underlying municipal securities. Stand-by commitments acquired by a fund will be valued at zero in determining net asset value. Whether a fund paid directly or indirectly for a stand-by commitment, its cost will be treated as unrealized depreciation and will be amortized over the period the fund holds the commitment.

Temporary and defensive instruments. When UBS Global AM believes that there is an insufficient supply of the type of municipal securities in which UBS Select Tax-Free Institutional Fund, UBS Select Tax-Free Preferred Fund, UBS Select Tax-Free Investor Fund or UBS Select Tax-Free Capital Fund primarily invests, or during other unusual market conditions, those funds may temporarily invest all or any portion of their net assets in other types of municipal securities. In addition, when UBS Global AM believes that there is an insufficient supply of any type of municipal securities or that other circumstances warrant a defensive posture, each fund may hold cash and may invest all or any portion of its net assets in taxable money market instruments, including repurchase agreements. To the extent a fund holds cash, such cash would not earn income and would reduce the fund's yield.

Master-feeder structure. Unlike other funds which directly acquire and manage their own portfolio securities, each fund seeks to achieve its objective by investing substantially all of its assets in a corresponding master fund, a separate registered open-end investment company with the same objective as the fund. Therefore, a shareholder's interest in the master fund's securities is indirect. In addition to selling beneficial interests to the funds, a master fund may sell beneficial interests to other mutual funds and other investors. Such investors will invest in the master fund on similar terms and conditions and will pay a proportionate share of the master fund's expenses. However, the other investors investing in the master fund may have different operating expenses or characteristics. Therefore, shareholders should be aware that these differences might result in differences in returns experienced by investors in different mutual funds that invest in the corresponding master funds. Such differences in return are also present in other mutual fund structures. Information concerning other holders of interest in the master funds is available by contacting UBS Global AM at 1-888-547 FUND.

The master-feeder structure is relatively complex, so shareholders should carefully consider this investment approach.

Small funds investing in a corresponding master fund may be materially affected by the actions of larger investors invested in the master fund. Investors with a greater pro rata ownership in the master fund could have effective voting control of the operation of the master fund. Whenever the trust under which the master funds are organized is requested to vote in matters pertaining to a master fund, the trust will, except as permitted by the SEC, submit matters to its feeder funds and other investors for a vote. The master fund will cast its votes in the same proportion as the feeder funds and other investors who vote as shareholders of the master fund. A feeder fund asked to vote on matters pertaining to its corresponding master fund will either hold a shareholder meeting and vote in accordance with shareholder instructions, or otherwise act in accordance with applicable law.

Certain changes in a master fund's objectives, policies or restrictions may require a feeder fund to withdraw its interest in the master fund. Any such withdrawal could result in a distribution "in kind" of portfolio securities (as opposed to a cash distribution from the master fund). If securities are distributed, a fund could incur tax and other charges in converting the securities to cash. In addition, the distribution in kind may result in a less diversified portfolio of investments or adversely affect the liquidity of a fund. Notwithstanding the above, there are some other means for meeting redemption requests, such as borrowing.

A fund may withdraw its investment in a corresponding master fund at any time, if the board determines that it is in the best interests of the shareholders of the fund to do so. Upon any such withdrawal, the board would consider what action might be taken, including the investment of all the assets of the fund in another pooled investment entity having the same objective as the fund or the retention of an investment advisor to manage the fund's assets in accordance with the investment policies described elsewhere herein.

Investment limitations of the funds

Fundamental investment limitations. The following investment limitations, which apply to the funds and their corresponding master funds, cannot be changed with respect to a fund or master fund without the affirmative vote of the lesser of (a) more than 50% of the outstanding shares of the fund or (b) 67% or more of the shares present at a shareholders' meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy. If a percentage restriction is adhered to at the time of an investment or transaction, a later increase or decrease in percentage resulting from changing values of portfolio securities or amount of total assets will not be considered a violation of any of the following limitations. With regard to the borrowings limitation in fundamental limitation (2), the fund will comply with the applicable restrictions of Section 18 of the Investment Company Act.

Each fund will not:

(1)  Purchase securities of any one issuer if, as a result, more than 5% of the fund's total assets would be invested in securities of that issuer or the fund would own or hold more than 10% of the outstanding voting securities of that issuer, except that up to 25% of the fund's total assets may be invested without regard to this limitation, and except that this limitation does not apply to securities issued or guaranteed by the US government, its agencies and instrumentalities or to securities issued by other investment companies.

  The following interpretation applies to, but is not a part of, this fundamental restriction: Mortgage- and asset-backed securities will not be considered to have been issued by the same issuer by reason of the securities having the same sponsor, and mortgage- and asset-backed securities issued by a finance or other special purpose subsidiary that are not guaranteed by the parent company will be considered to be issued by a separate issuer from the parent company.

  With respect to UBS Select Tax-Free Institutional Fund, UBS Select Tax-Free Preferred Fund, UBS Select Tax-Free Investor Fund and UBS Select Tax-Free Capital Fund, the following interpretation applies to, but is not a part of, this fundamental restriction: Each state, territory and possession of the United States (including the District of Columbia and Puerto Rico), each political subdivision, agency, instrumentality and authority thereof, and each multi-state agency of which a state is a member is a separate "issuer." When the assets and revenues of an agency, authority, instrumentality or other political subdivision are separate from the government creating the subdivision and the security is backed only by the assets and revenues of the subdivision, such subdivision would be deemed to be the sole issuer. Similarly, in the case of an IDB or PAB, if that bond is backed only by the assets and revenues of the non-governmental user, then that non-governmental user would be deemed to be the sole issuer. However, if the creating government or another entity guarantees a security, then to the extent that the value of all securities issued or guaranteed by that government or entity and owned by the fund exceeds 10% of the fund's total assets, the guarantee would be considered a separate security and would be treated as issued by that government or entity.

(2)  Issue senior securities or borrow money, except as permitted under the Investment Company Act and then not in excess of 33 1/3% of the fund's total assets (including the amount of the senior securities issued but reduced by any liabilities not constituting senior securities) at the time of the issuance or borrowing, except that the fund may borrow up to an additional 5% of its total assets (not including the amount borrowed) for temporary or emergency purposes.

(3)  Make loans, except through loans of portfolio securities or through repurchase agreements, provided that for purposes of this restriction, the acquisition of bonds, debentures, other debt securities or instruments, or participations or other interests therein and investments in government obligations, commercial paper, certificates of deposit, bankers' acceptances or similar instruments will not be considered the making of a loan.

  The following interpretation applies to, but is not a part of, this fundamental restriction: Investments in master notes, funding agreements and similar instruments will not be considered to be the making of a loan.

(4)  Engage in the business of underwriting securities of other issuers, except to the extent that the fund might be considered an underwriter under the federal securities laws in connection with its disposition of portfolio securities.

(5)  Purchase or sell real estate, except that investments in securities of issuers that invest in real estate and investments in mortgage-backed securities, mortgage participations or other instruments supported by interests in real estate are not subject to this limitation, and except that the fund may exercise rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.

(6)  Purchase or sell physical commodities unless acquired as a result of owning securities or other instruments, but the fund may purchase, sell or enter into financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

Each fund, other than UBS Select Prime Institutional Fund, UBS Select Prime Preferred Fund, UBS Select Prime Investor Fund and UBS Select Prime Capital Fund, will not:

(7)  Purchase any security if, as a result of that purchase, 25% or more of the fund's total assets would be invested in securities of issuers having their principal business activities in the same industry, except that this limitation does not apply to securities issued or guaranteed by the US government, its agencies or instrumentalities or to municipal securities or to certificates of deposit and bankers' acceptances of domestic branches of US banks.

  The following interpretations apply to, but are not a part of, this fundamental restriction: (a) US banking (including US finance subsidiaries of non-US banks) and non-US banking will be considered to be different industries; (b) asset-backed securities will be grouped in industries based upon their underlying assets and not treated as constituting a single, separate industry; (c) tax-exempt securities backed only by the assets and revenues of a non-government user will be considered to be subject to this industry concentration limitation; and (d) taxable municipal securities will not be considered municipal securities for purposes of this industry concentration limitation.

Each of UBS Select Prime Institutional Fund, UBS Select Prime Preferred Fund, UBS Select Prime Investor Fund and UBS Select Prime Capital Fund will, under normal circumstances:

(8)  Invest more than 25% of its total assets (measured at the time of purchase) in the financial services group of industries. Each fund may not concentrate its investments in any other industry outside of financial services. That is, each fund may not invest more than 25% of its total assets (measured at the time of purchase) in securities of issuers whose principal business activities are in the same industry outside of financial services, except that this limit does not apply to (a) securities issued or guaranteed by the US government, (b) any of its agencies or instrumentalities and (c) repurchase agreements secured by such obligations.

  The following interpretations apply to, but are not a part of, this fundamental restriction: the financial services group of industries is deemed to include industries within the financial services sector, including US banking, non-US banking, broker-dealers, insurance companies, finance companies (e.g., automobile finance), and related asset-backed securities. Asset-backed securities will be grouped in industries based upon their underlying assets and not treated as constituting a single, separate industry. UBS Global AM may analyze the characteristics of a particular issuer and security and assign an industry classification consistent with those characteristics in the event that either a third-party classification provider used by UBS Global AM or another fund service provider does not assign a classification or assigns a classification inconsistent with that believed appropriate by UBS Global AM based on its analysis of the economic characteristics of the issuer.

Under normal circumstances, UBS Select Tax-Free Institutional Fund, UBS Select Tax-Free Preferred Fund, UBS Select Tax-Free Investor Fund and UBS Select Tax-Free Capital Fund each invest at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in investments the income from which is exempt from federal income tax. Each such 80% investment policy, as noted in its prospectus, may not be changed without the approval of the fund's shareholders.

Non-fundamental investment limitations. The following investment restrictions, which apply to the funds and their corresponding master funds, are non-fundamental and may be changed by the vote of the board without shareholder approval. If a percentage restriction is adhered to at the time of an investment or transaction, a later increase or decrease in percentage resulting from changing values of portfolio securities or amount of total assets will not be considered a violation of any of the following limitations.

Each fund will not:

(1)  purchase securities on margin, except for short-term credit necessary for clearance of portfolio transactions, and except that the fund may make margin deposits in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

(2)  engage in short sales of securities or maintain a short position, except that the fund may (a) sell short "against the box" and (b) maintain short positions in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

(3)  purchase portfolio securities while borrowings in excess of 5% of its total assets are outstanding.

Disclosure of portfolio holdings

The funds will hold beneficial interests in the master funds for so long as they continue to participate in the master-feeder arrangement. During that time, the portfolio holdings disclosure policies and procedures of the funds will apply to the master funds, which hold portfolio securities directly.

Policies and procedures generally. UBS Global AM and each fund's board have adopted portfolio holdings disclosure policies and procedures to govern the disclosure of the portfolio holdings of a fund. UBS Global AM and each fund's chief compliance officer also considered actual and potential material conflicts that could arise in such circumstances between the interests of fund shareholders, on the one hand, and those of a fund's investment advisor, distributor, or any affiliated person of a fund, its investment advisor, or its distributor, on the other. Each fund's disclosure policy with respect to the release of portfolio holdings information is to release only such information consistent with applicable legal requirements and the fiduciary duties owed to shareholders. Subject to the limited exceptions described below, each fund's portfolio holdings will not be made available to anyone outside of UBS Global AM unless and until the information has been made available to all shareholders or the general public in a manner consistent with the spirit and terms of this policy. A description of the type and frequency of portfolio holdings that are disclosed to the public also is contained in the funds' prospectuses.

After giving due consideration to such matters and after the exercise of their fiduciary duties and reasonable business judgment, UBS Global AM and each fund's board determined that each fund has a legitimate business purpose for disclosing portfolio holdings to certain persons/entities and that the policies and procedures are reasonably designed to ensure that disclosure of portfolio holdings and information about portfolio holdings is in the best interests of fund shareholders and appropriately address the potential for material conflicts of interest.

UBS Global AM's procedures require that the UBS Global AM Legal and/or Compliance Departments address any material conflicts of interest regarding a disclosure of portfolio holdings and determine whether a disclosure of a fund's portfolio holdings is for a legitimate business purpose and in the best interests of the fund's shareholders prior to the Treasurer, Assistant Treasurer, Secretary or Assistant Secretary of each fund or the UBS Global AM Legal and/or Compliance Departments authorizing the disclosure of portfolio holdings. The UBS Global AM Legal and/or Compliance Departments will periodically review how each fund's portfolio holdings are being disclosed to and used by, if at all, service providers, UBS Global AM affiliates and certain fiduciaries, and broker-dealers to ensure that such disclosure and use is for legitimate fund business reasons and consistent with the best interests of the fund's shareholders.

Board oversight. Each fund's board exercises continuing oversight of the disclosure of fund portfolio holdings by (i) overseeing the implementation and enforcement by the fund's chief compliance officer of the portfolio holdings disclosure policies and procedures, and the fund's policies and procedures regarding the misuse of inside information; (ii) considering reports and recommendations by the chief compliance officer concerning any material compliance matters (as defined in Rule 38a-1 under the Investment Company Act and Rule 206(4)-7 under the Investment Advisers Act of 1940 ("Advisers Act")) that may arise in connection with any policies governing portfolio holdings, and (iii) considering whether to approve or ratify any amendment to any policies governing portfolio holdings. UBS Global AM and each fund's board reserve the right to amend a fund's policies and procedures regarding the disclosure of portfolio holdings at any time and from time to time subject to the approval of each fund's board.

Complete portfolio holdings—disclosure to service providers subject to confidentiality and trading restrictions. UBS Global AM, for legitimate business purposes, may disclose a fund's complete portfolio holdings at times it deems necessary and appropriate to rating and ranking organizations, financial printers, proxy voting service providers, pricing information vendors, third-parties that deliver analytical, statistical or consulting services, custodians or a redeeming party's custodian or transfer agent as necessary in connection with redemptions in kind, and other third parties that provide services (collectively, "Service Providers") to UBS Global AM and/or a fund.

Disclosure of complete portfolio holdings to a Service Provider is conditioned on the Service Provider being subject to a duty of confidentiality, including a duty not to trade on the basis of any material nonpublic information pursuant to the terms of the service agreement between the Service Provider and a fund or UBS Global AM, or the terms of the confidentiality agreement. The frequency with which complete portfolio holdings may be disclosed to a Service Provider, and the length of lag, if any, between the date of information and the date on which the information is disclosed to the Service Provider, is determined based on the facts and circumstances, including, without limitation, the nature of the portfolio holdings information to be disclosed, the risk of harm to a fund and its shareholders, and the legitimate business purposes served by such disclosure. Disclosure of complete portfolio holdings to a Service Provider must be authorized by a Trust officer or the General Counsel or an Associate General Counsel within the Legal and Compliance Departments of UBS Global AM.

Complete portfolio holdings—disclosure to UBS Global AM affiliates and certain fiduciaries subject to confidentiality and trading restrictions. A fund's complete portfolio holdings may be disclosed between and among the following persons (collectively, "Affiliates and Fiduciaries"), subject to authorization by the Treasurer, Assistant Treasurer, Secretary or Assistant Secretary of a fund or by an attorney in the Legal and Compliance Departments of UBS Global AM, for legitimate business purposes within the scope of their official duties and responsibilities, subject to such persons' continuing duty of confidentiality and duty not to trade on the basis of any material nonpublic information, as such duties are imposed under UBS Global AM's code of ethics, a fund's policies and procedures regarding the prevention of the misuse of inside information, by agreement or under applicable laws, rules and regulations: (i) persons who are subject to the code of ethics or the policies and procedures regarding the prevention of the misuse of inside information; (ii) an investment advisor, distributor, administrator, transfer agent, custodian or securities lending agent to a fund; (iii) an accounting firm, an auditing firm or outside legal counsel retained by UBS Global AM or a fund; (iv) an investment advisor to whom complete portfolio holdings are disclosed for due diligence purposes when the advisor is in merger or acquisition talks with a fund's current advisor; (v) a newly hired investment advisor or sub-advisor to whom complete portfolio holdings are disclosed prior to the time it commences its duties; and (vi) custodians and other third parties as necessary in connection with redemptions in kind of a fund's shares.

The frequency with which complete portfolio holdings may be disclosed between and among Affiliates and Fiduciaries, and the length of the lag, if any, between the date of the information and the date on which the information is disclosed between and among the Affiliates and Fiduciaries, is determined by the UBS Global AM Legal and Compliance Departments based on the facts and circumstances, including, without limitation, the nature of the portfolio holdings information to be disclosed and the risk of harm to a fund and its shareholders and the legitimate business purposes served by such disclosure.

Complete and partial portfolio holdings—arrangements to disclose to Service Providers and Fiduciaries. As of the date of this SAI, the specific Service Providers and Affiliates and Fiduciaries with whom the funds have arrangements to provide portfolio holdings in advance of their release to the general public in the course of performing or to enable them to perform services for the funds are:

•  State Street Bank and Trust Company, each fund's custodian and securities lending agent, receives portfolio holdings information daily on a real-time basis in connection with the custodian, securities lending and valuation services it provides to a fund.

•  Ernst & Young LLP, each fund's independent registered public accounting firm, receives portfolio holdings information on an annual and semi-annual basis for financial reporting purposes. There is a 25-day lag between the date of portfolio holdings information and the date on which the information is disclosed to Ernst & Young LLP for semi-annual reporting purposes. Ernst & Young LLP also receives portfolio holdings information annually at year-end for audit purposes. In this case, there is no lag between the date of the portfolio holdings information and the date on which the information is disclosed to Ernst & Young LLP. In addition, Ernst & Young receives holdings twice a year for fiscal income and excise tax provision reporting purposes with a 2-day lag time.

•  Bloomberg L.P., which provides analytical services, receives portfolio holdings information on a quarterly basis with a 60-day lag. The rating agencies of Morningstar and Lipper also receive portfolio holdings information on a quarterly basis so that each fund may be included in each rating agency's industry reports and other materials. There is a 60-day lag between the date of the portfolio holdings information and the date on which the information is disclosed to the rating agencies.

•  A limited number of financial printers used by each fund to print and file its annual and semi-annual shareholder reports and other regulatory materials. There is at least a two week lag between the date of the portfolio holdings information and the date on which the information is disclosed to the parties.

•  RiskMetrics Group receives portfolio holdings information daily on a real-time basis in connection with proxy voting and class action claims processing services provided to the funds.

•  The rating agency of Standard & Poor's receives portfolio holdings information on a weekly basis so that a fund may be included in the rating agency's industry reports and other materials. There is a 7-day lag between the date of the portfolio holdings information and the date on which the information is disclosed to the rating agency.

•  The rating agency of Moody's Investors Service, Inc. ("Moody's") receives portfolio holdings information approximately 15 days after the end of each month so that the fund may be included in the rating agency's industry reports and other materials. There is an approximately 15-day lag between the date of the portfolio holdings information and the date on which the information is disclosed to the rating agency. In addition, with respect to UBS Select Prime Institutional Fund, UBS Select Prime Preferred Fund, UBS Select Prime Investor Fund, UBS Select Prime Capital Fund, UBS Select Treasury Institutional Fund, UBS Select Treasury Preferred Fund, UBS Select Treasury Investor Fund and UBS Select Treasury Capital Fund, Moody's receives the following information daily, with a one-day lag: daily fund total net assets; prior day, prior week, prior month fund total net assets; overnight fund liquidity; weighted average maturity; and amortized cost fund net asset value.

•  Investment Company Institute, the national association of US investment companies, including mutual funds, closed-end funds, exchange-traded funds and unit investment trusts, receives portfolio holdings information on a monthly basis in order to compile and analyze industry data. There may be a delay of up to approximately 5 business days between the date of the portfolio holdings information and the date on which the information is disclosed to the Investment Company Institute.

Complete and partial portfolio holdings—disclosure to broker-dealers in the normal course of managing fund assets. An investment advisor, administrator or custodian for a fund may, for legitimate business purposes within the scope of their official duties and responsibilities, disclose portfolio holdings (whether partial portfolio holdings or complete portfolio holdings) and other investment positions comprising a fund to one or more broker-dealers during the course of, or in connection with, normal day-to-day securities transactions with or through such broker-dealers subject to the broker-dealer's legal obligation not to use or disclose material nonpublic information concerning a fund's portfolio holdings, other investment positions or securities transactions without the consent of a fund or the Treasurer, Assistant Treasurer, Secretary or Assistant Secretary of the fund, or an attorney in the UBS Global AM Legal and Compliance Departments. A fund has not given its consent to any such use or disclosure and no person or agent of UBS Global AM is authorized to give such consent except as approved by a fund's board. In the event consent is given to disclose portfolio holdings to a broker-dealer, the frequency with which the portfolio holdings may be disclosed to a broker-dealer, and the length of the lag, if any, between the date of the information and the date on which the information is disclosed to the broker-dealer, is to be determined based on the facts and circumstances, including, without limitation, the nature of the portfolio holdings information to be disclosed, and the risk of harm to the fund, its shareholders, and the legitimate fund purposes served by such disclosure.

Complete and partial portfolio holdings—disclosure as required by applicable law. Fund portfolio holdings and other investment positions comprising a fund may be disclosed to any person as required by applicable laws, rules and regulations. Examples of such required disclosure include, but are not limited to, disclosure of fund portfolio holdings (i) in a filing or submission with the SEC or another regulatory body, (ii) in connection with seeking recovery on defaulted bonds in a federal bankruptcy case, (iii) in connection with a lawsuit or (iv) as required by court order, subpoena or similar process (e.g., arbitration proceedings). The UBS Global AM Legal Department must authorize the disclosure of portfolio holdings information when required for a legal or regulatory purpose. The UBS Global AM Legal Department may not be able to prevent or place restrictions on the disclosure of a fund's portfolio holdings when compelled by law or regulation to provide such information, even if the UBS Global AM Legal Department determines that such disclosure may not be in the best interest of fund shareholders or that a material conflict of interest is present or appears to be present. However, the UBS Global AM Legal Department will attempt to monitor the use of any fund portfolio holdings information disclosed as required by law or regulation.

Disclosure of non-material information. Policies and procedures regarding non-material information permit UBS Global AM fund officers, UBS Global AM fund portfolio managers, and senior officers of UBS Global AM Fund Treasury, UBS Global AM Legal and Compliance Departments, and anyone employed by or associated with UBS Global AM who has been authorized by the UBS Global AM Legal and Compliance Departments' representatives (collectively, "Approved Representatives") to disclose any views, opinions, judgments, advice or commentary, or any analytical, statistical, performance or other information, in connection with or relating to a fund or its portfolio holdings and/or other investment positions (collectively, "commentary and analysis") or any changes in the portfolio holdings of a fund that occurred after the most recent calendar-quarter end (or, in the case of a money market fund, after the most recent monthly (or weekly—in the case of UBS Select Prime Institutional Fund, UBS Select Prime Preferred Fund, UBS Select Prime Investor Fund and UBS Select Prime Capital Fund) public posting of portfolio holdings) (recent portfolio changes) to any person if such information does not constitute material nonpublic information and complies with the portfolio holdings disclosure policies and procedures described above.

An Approved Representative must make a good faith determination whether the information constitutes material nonpublic information, which involves an assessment of the particular facts and circumstances.

UBS Global AM believes that in most cases recent portfolio changes that involve a few or even several securities in a diversified portfolio or commentary and analysis would be immaterial and would not convey any advantage to a recipient in making an investment decision concerning a fund. Nonexclusive examples of commentary and analysis about a fund include (i) the allocation of the fund's portfolio holdings and other investment positions among various asset classes, sectors, industries and countries, (ii) the characteristics of the fund's portfolio holdings and other investment positions, (iii) the attribution of fund returns by asset class, sector, industry and country, and (iv) the volatility characteristics of the fund. An Approved Representative may in its sole discretion determine whether to deny any request for information made by any person, and may do so for any reason or no reason.

"Approved Representatives" include persons employed by or associated with UBS Global AM who have been authorized by the Legal and Compliance Departments of UBS Global AM to disclose recent portfolio changes and/or commentary and analysis in accordance with the applicable policies and procedures.

Prohibitions on disclosure of portfolio holdings. No person is authorized to disclose fund portfolio holdings or other investment positions (whether online at http://www.ubs.com, in writing, by fax, by e-mail, orally or by other means) except in accordance with the applicable policies and procedures. In addition, no person is authorized to make disclosure pursuant to these policies and procedures if such disclosure is otherwise unlawful under the antifraud provisions of the federal securities laws (as defined in Rule 38a-1 under the Investment Company Act). Furthermore, UBS Global AM, in its sole discretion, may determine not to disclose portfolio holdings or other investment positions comprising a fund to any person who could otherwise be eligible to receive such information under the applicable policies and procedures, or may determine to make such disclosures publicly as provided by the policies and procedures.

Prohibitions on receipt of compensation or other consideration. The portfolio holdings disclosure policies and procedures prohibit a fund, its investment advisor and any other person to pay or receive any compensation or other consideration of any type for the purpose of obtaining disclosure of fund portfolio holdings or other investment positions. "Consideration" includes any agreement to maintain assets in a fund or in other investment companies or accounts managed by the investment advisor or by any affiliated person of the investment advisor.

Organization of the Trust; trustees and officers; principal holders and management ownership of securities

UBS Money Series (the "Trust") was organized on April 29, 1998 as a statutory trust under the laws of Delaware and currently offers fourteen series, namely UBS Select Prime Institutional Fund, UBS Select Treasury Institutional Fund, UBS Select Tax-Free Institutional Fund, UBS Select Prime Preferred Fund, UBS Select Treasury Preferred Fund, UBS Select Tax-Free Preferred Fund, UBS Select Prime Investor Fund, UBS Select Treasury Investor Fund, UBS Select Tax-Free Investor Fund, UBS Select Prime Capital Fund, UBS Select Treasury Capital Fund, UBS Select Tax-Free Capital Fund, UBS Cash Reserves Fund and UBS Liquid Assets Fund. The Trust has authority to establish additional series and issue an unlimited number of shares of beneficial interest of each existing or future series, par value $0.001 per share.

The Trust is governed by a board of trustees, which oversees the funds' operations and which is authorized to establish additional series. The tables below show, for each trustee (sometimes referred to as "board member") and officer, his or her name, address and age, the position held with the Trust, the length of time served as a trustee or officer of the Trust, the trustee's or officer's principal occupations during the last five years, the number of portfolios in the UBS fund complex overseen by the trustee or for which a person served as an officer, and other directorships held by such trustee.

Interested trustees

Name, address, and age	Positions(s) held with Trust	Term of office[1] and length of time served	Principal occupation(s) during past 5 years	Number of portfolios in fund complex overseen by trustee	Other directorships held by trustee
Meyer Feldberg[2]; 70 Morgan Stanley 1585 Broadway 36th Floor New York, NY 10036	Trustee	Since 1998	Professor Feldberg is Dean Emeritus and Professor of Leadership and Ethics at Columbia Business School, although on an extended leave of absence. He is also a senior advisor to Morgan Stanley (financial services) (since March 2005). Professor Feldberg also serves as president of New York City Global Partners (an organization located in the office of the Mayor of the City of New York that promotes interaction with other cities around the world) (since May 2007). Prior to July 2004, he was Dean and Professor of Management of the Graduate School of Business at Columbia University (since 1989).	Professor Feldberg is a director or trustee of 22 investment companies (consisting of 57 portfolios) for which UBS Global AM serves as investment advisor or manager.	Professor Feldberg is also a director of Macy's, Inc. (operator of department stores), Revlon, Inc. (cosmetics), SAPPI, Ltd. (producer of paper) and the New York City Ballet.

Barry M. Mandinach[3]; 55 UBS Global Asset Management (US) Inc. 1285 Avenue of the Americas New York, NY 10019	Trustee	Since July 2010	Mr. Mandinach is a managing director of UBS Global AM—Americas region. He has been with UBS Global AM—Americas region or its predecessors since 2001. He is the Head of Institutional & Wholesale Business (US) (since 2009) as well as Chief Marketing Officer (US) (since 2006).	Mr. Mandinach is a director or trustee of 13 investment companies (consisting of 44 portfolios) for which UBS Global AM serves as investment advisor or manager.	None

Independent trustees

Name, address, and age	Positions(s) held with Trust	Term of office[1] and length of time served	Principal occupation(s) during past 5 years	Number of portfolios in fund complex overseen by trustee	Other directorships held by trustee
Richard Q. Armstrong; 76 c/o Keith A. Weller, Assistant Fund Secretary, UBS Global Asset Management (Americas) Inc., 1285 Avenue of the Americas New York, NY 10019	Trustee and Chairman of the Board of Trustees	Since 1998 (Trustee); Since 2004 (Chairman of the Board of Trustees)	Mr. Armstrong is chairman and principal of R.Q.A. Enterprises (management consulting firm) (since April 1991 and principal occupation since March 1995). Mr. Armstrong was president or chairman of a number of packaged goods companies (responsible for such brands as Canada Dry, Dr. Pepper, Adirondack Beverages and Moët Hennessey) (from 1982 until 1995).	Mr. Armstrong is a director or trustee of 13 investment companies (consisting of 44 portfolios) for which UBS Global AM serves as investment advisor or manager.	None

Alan S. Bernikow; 71 207 Benedict Ave. Staten Island, NY 10314	Trustee	Since 2005	Mr. Bernikow is retired. He was a consultant on non-management matters for the firm of Deloitte & Touche (international accounting and consulting firm) (from June 2003 until 2007). Previously, he was Deputy Chief Executive Officer at Deloitte & Touche.	Mr. Bernikow is a director or trustee of 13 investment companies (consisting of 44 portfolios) for which UBS Global AM serves as investment advisor or manager.	Mr. Bernikow is also a director of Revlon, Inc. (cosmetics) (and serves as the chair of its audit committee and as the chair of its compensation committee), a director of Mack-Cali Realty Corporation (real estate investment trust) (and serves as the chair of its audit committee) and a director of the Casual Male Retail Group, Inc. (menswear) (and serves as a member of its audit committee and as a member of its nominating and corporate governance committee). He is also a director of Premier American Bank, N.A.

Name, address, and age	Positions(s) held with Trust	Term of office[1] and length of time served	Principal occupation(s) during past 5 years	Number of portfolios in fund complex overseen by trustee	Other directorships held by trustee
Richard R. Burt, 65 McLarty Associates 900 17th Street, N.W. Washington, D.C. 20006	Trustee	Since 1998	Mr. Burt is a managing director of McLarty Associates (a consulting firm) with which he has been employed since April 2007. He was chairman of IEP Advisors (international investments and consulting firm) until February 2009. Prior to April 2007, he was chairman of Diligence Inc. (information and risk management firm).	Mr. Burt is a director or trustee of 13 investment companies (consisting of 44 portfolios) for which UBS Global AM serves as investment advisor or manager.	Mr. Burt is also a director of The Central Europe & Russia Fund, Inc., The European Equity Fund, Inc., and The New Germany Fund, Inc.

Bernard H. Garil; 71 6754 Casa Grande Way Delray Beach, FL 33446	Trustee	Since 2005	Mr. Garil is retired (since 2001). He was a managing director at PIMCO Advisory Services (from 1999 to 2001) where he served as president of closed-end funds and vice-president of the variable insurance product funds advised by OpCap Advisors (until 2001).	Mr. Garil is a director or trustee of 13 investment companies (consisting of 44 portfolios) for which UBS Global AM serves as investment advisor or manager.	Mr. Garil is also a director of OFI Trust Company (commercial trust company), the Leukemia & Lymphoma Society (voluntary health organization) and a trustee for the Brooklyn College Foundation, Inc. (charitable foundation).

Heather R. Higgins; 52 255 E. 49th St., Suite 23D New York, NY 10017	Trustee	Since 2005	Ms. Higgins is the president and director of The Randolph Foundation (charitable foundation) (since 1991). Ms. Higgins also serves (or had served) on the boards of several non-profit charitable groups, including the Independent Women's Forum (chairman) and the Philanthropy Roundtable. She also serves on the board of the Hoover Institution (from 2001-2007 and since January 2009).	Ms. Higgins is a director or trustee of 13 investment companies (consisting of 44 portfolios) for which UBS Global AM serves as investment advisor or manager.	None

1  Each trustee holds office for an indefinite term.

2  Professor Feldberg is deemed an "interested person" of the Trust as defined in the Investment Company Act because he is a senior advisor to Morgan Stanley, a financial services firm with which the Trust may conduct transactions.

3  Mr. Mandinach is deemed an "interested person" of the Trust as defined in the Investment Company Act because of his employment by UBS Global AM—Americas region.

Officers

Name, address and age	Position(s) held with Trust	Term of office[1] and length of time served	Principal occupation(s) during past 5 years
Joseph J. Allessie[2]; 46	Vice President and Assistant Secretary	Since 2005	Mr. Allessie is an executive director (since 2007) (prior to which he was a director) and deputy general counsel (since 2005) at UBS Global AM—Americas region. Mr. Allessie is a vice president and assistant secretary of 16 investment companies (consisting of 98 portfolios) for which UBS Global AM—Americas region serves as investment advisor or manager.

Rose Ann Bubloski[2]; 43	Vice President and Assistant Treasurer	Since May 2011	Ms. Bubloski is a director (since March 2012) (prior to which she was an associate director) (from 2003 to 2007 and 2008 to 2012) and senior manager of the US mutual fund treasury administration department of UBS Global AM—Americas region. She was a vice president and assistant treasurer of certain UBS funds (from 2004 through 2007). She was vice president at Cohen & Steers Capital Management, Inc. (investment manager) (from 2007 to 2008). She is vice president and assistant treasurer of 16 investment companies (consisting of 98 portfolios) for which UBS Global AM serves as investment advisor or manager.

Mark E. Carver[2]; 48	President	Since May 2010	Mr. Carver is a managing director and Head of Product Development and Management—Americas for UBS Global AM—Americas region (since 2008). In this role, he oversees product development and management for both wholesale and institutional businesses. He is a member of the Americas Management Committee (since 2008) and the Regional Operating Committee (since 2008). Prior to 2008, Mr. Carver held a number of product related or sales responsibilities with respect to funds, advisory programs and separately managed accounts. Mr. Carver joined a predecessor of an affiliated firm in 1985 and has been with UBS Global AM—Americas region (or its affiliates) since 1996. Mr. Carver is president of 16 investment companies (consisting of 98 portfolios) for which UBS Global AM serves as investment advisor or manager.

Name, address and age	Position(s) held with Trust	Term of office[1] and length of time served	Principal occupation(s) during past 5 years
Thomas Disbrow[2]; 45	Vice President and Treasurer	Since 2000 (Vice President); since 2004 (Treasurer)	Mr. Disbrow is a managing director (since March 2011) (prior to which he was an executive director) (since 2007) and head of the North American Fund Treasury department (since March 2011) of UBS Global AM—Americas region. Mr. Disbrow is a vice president and treasurer and/or principal accounting officer of 16 investment companies (consisting of 98 portfolios) for which UBS Global AM—Americas region serves as investment advisor or manager.

Michael J. Flook[2]; 47	Vice President and Assistant Treasurer	Since 2006	Mr. Flook is a director (since 2010) (prior to which he was an associate director) (since 2006) and a senior manager of the US mutual fund treasury administration department of UBS Global AM—Americas region (since 2006). Mr. Flook is a vice president and assistant treasurer of 16 investment companies (consisting of 98 portfolios) for which UBS Global AM—Americas region serves as investment advisor or manager.

Elbridge T. Gerry III[2]; 54	Vice President	Since 1999	Mr. Gerry is a managing director—municipal fixed income of UBS Global AM—Americas region (since 2001). Mr. Gerry is a vice president of five investment companies (consisting of 21 portfolios) for which UBS Global AM—Americas region serves as investment advisor or manager.

Erin Houston[2], 34	Vice President	Since 2009	Ms. Houston is a director (since March 2012) (prior to which she was an associate director) (since 2009) and portfolio manager (since October 2009) of UBS Global AM—Americas region. Prior to joining UBS Global AM—Americas Region, Ms. Houston was with Western Investors (from 2005 to 2009). Ms. Houston is a vice president of four investment companies (consisting of 20 portfolios) for which UBS Global AM—Americas region serves as investment advisor or manager.

Name, address and age	Position(s) held with Trust	Term of office[1] and length of time served	Principal occupation(s) during past 5 years
Mark F. Kemper[3]; 53	Vice President and Secretary	Since 2004	Mr. Kemper is a managing director (since 2006) and head of the legal department of UBS Global AM—Americas region (since 2004). He has been secretary of UBS Global AM—Americas region (since 2004), secretary of UBS Global Asset Management Trust Company (since 1993) and secretary of UBS AM Holdings (USA) Inc. (since 2001). Mr. Kemper is vice president and secretary of 16 investment companies (consisting of 98 portfolios) for which UBS Global AM—Americas region serves as investment advisor or manager.

Joanne M. Kilkeary[2]; 44	Vice President and Assistant Treasurer	Since 2004	Ms. Kilkeary is a director (since 2008) (prior to which she was an associate director) (since 2000) and a senior manager (since 2004) of the US mutual fund treasury administration department of UBS Global AM—Americas region. Ms. Kilkeary is a vice president and assistant treasurer of 16 investment companies (consisting of 98 portfolios) for which UBS Global AM—Americas region serves as investment advisor or manager.

Tammie Lee[2]; 41	Vice President and Assistant Secretary	Since 2005	Ms. Lee is an executive director (since 2010) (prior to which she was a director) (since 2005) and associate general counsel of UBS Global AM—Americas region (since 2005). Ms. Lee is a vice president and assistant secretary of 16 investment companies (consisting of 98 portfolios) for which UBS Global AM—Americas region serves as investment advisor or manager.

Joseph McGill[2]; 49	Vice President and Chief Compliance Officer	Since 2004	Mr. McGill is a managing director (since 2006) and chief compliance officer (since 2003) of UBS Global AM—Americas region. Mr. McGill is a vice president and chief compliance officer of 16 investment companies (consisting of 98 portfolios) for which UBS Global AM—Americas region serves as investment advisor or manager.

Name, address and age	Position(s) held with Trust	Term of office[1] and length of time served	Principal occupation(s) during past 5 years
Ryan Nugent[2]; 33	Vice President	Since 2009	Mr. Nugent is a director (since March 2010) (prior to which he was an associate director) (since 2004) and portfolio manager (since 2005) of UBS Global AM—Americas region. Mr. Nugent is a vice president of four investment companies (consisting of 20 portfolios) for which UBS Global AM—Americas region serves as investment advisor or manager.

Nancy D. Osborn[2]; 45	Vice President and Assistant Treasurer	Since 2007	Mrs. Osborn is a director (since 2010) (prior to which she was an associate director) and a senior manager of the US mutual fund treasury administration department of UBS Global AM—Americas region (since 2006). Mrs. Osborn is a vice president and assistant treasurer of 16 investment companies (consisting of 98 portfolios) for which UBS Global AM—Americas region serves as investment advisor or manager.

Robert Sabatino[3]; 37	Vice President	Since 2001	Mr. Sabatino is a managing director (since 2010) (prior to which he was an executive director) (since 2007), head of US taxable money markets (since 2008) and portfolio manager of UBS Global AM—Americas region in the short duration fixed income group (since 2000). Mr. Sabatino is a vice president of six investment companies (consisting of 37 portfolios) for which UBS Global AM—Americas region serves as investment advisor or manager.

Eric Sanders[2]; 46	Vice President and Assistant Secretary	Since 2005	Mr. Sanders is a director and associate general counsel of UBS Global AM—Americas region (since 2005). Mr. Sanders is a vice president and assistant secretary of 16 investment companies (consisting of 98 portfolios) for which UBS Global AM—Americas region serves as investment advisor or manager.

Andrew Shoup[2]; 55	Vice President and Chief Operating Officer	Since 2006	Mr. Shoup is a managing director and global head of the fund treasury administration department of UBS Global AM—Americas region (since 2006). Mr. Shoup is also a director of UBS (IRL) Fund p.l.c. (since 2008). Mr. Shoup is a vice president and chief operating officer of 16 investment companies (consisting of 98 portfolios) for which UBS Global AM—Americas region serves as investment advisor or manager.

Name, address and age	Position(s) held with Trust	Term of office[1] and length of time served	Principal occupation(s) during past 5 years
Keith A. Weller[2]; 50	Vice President and Assistant Secretary	Since 1998	Mr. Weller is an executive director and senior associate general counsel of UBS Global AM—Americas region (since 2005) and has been an attorney with affiliated entities since 1995. Mr. Weller is a vice president and assistant secretary of 16 investment companies (consisting of 98 portfolios) for which UBS Global AM—Americas region serves as investment advisor or manager.

1  Officers of the Trust are appointed by the trustees and serve at the pleasure of the board.

2  This person's business address is 1285 Avenue of the Americas, New York, New York 10019-6028.

3  This person's business address is One North Wacker Drive, Chicago, Illinois 60606.

Information about trustee ownership of funds' shares

Trustee	Dollar range of equity securities in UBS Select Prime Institutional Fund[1]	Dollar range of equity securities in UBS Select Treasury Institutional Fund[1]	Dollar range of equity securities in UBS Select Tax-Free Institutional Fund[1]	Dollar range of equity securities in UBS Select Prime Preferred Fund[1]
Interested trustees

Meyer Feldberg	None	None	None	None

Barry M. Mandinach	None	None	None	None

Independent trustees

Richard Q. Armstrong	None	None	None	$50,001 - $100,000

Alan S. Bernikow	None	None	None	None

Richard R. Burt	None	None	None	None

Bernard H. Garil	None	None	None	None

Heather R. Higgins	None	None	None	None

Trustee	Dollar range of equity securities in UBS Select Treasury Preferred Fund[1]	Dollar range of equity securities in UBS Select Tax-Free Preferred Fund[1]	Dollar range of equity securities in UBS Select Prime Investor Fund[1]	Dollar range of equity securities in UBS Select Treasury Investor Fund[1]
Interested trustees

Meyer Feldberg	None	None	Over $100,000	None

Barry M. Mandinach	None	None	None	None

Independent trustees

Richard Q. Armstrong	None	None	None	None

Alan S. Bernikow	None	None	None	None

Richard R. Burt	None	None	None	None

Bernard H. Garil	None	None	None	None

Heather R. Higgins	None	None	None	None

Trustee	Dollar range of equity securities in UBS Select Tax-Free Investor Fund[1]	Aggregate dollar range of equity securities in all registered investment companies overseen by trustee for which UBS Global AM or an affiliate serves as investment advisor or manager[1]
Interested trustees

Meyer Feldberg	None	Over $100,000

Barry M. Mandinach	None	Over $100,000

Independent trustees

Richard Q. Armstrong	None	Over $100,000

Alan S. Bernikow	None	Over $100,000

Richard R. Burt	None	Over $100,000

Bernard H. Garil	None	Over $100,000

Heather R. Higgins	None	Over $100,000

1  Unless otherwise noted, information regarding ownership is as of December 31, 2010. As of April 30, 2011, UBS Select Prime Capital Fund, UBS Select Treasury Capital Fund and UBS Select Tax-Free Capital Fund had not yet commenced operations. Accordingly, the trustees did not own shares of those funds.

Leadership structure and qualifications of board of trustees

The board is responsible for oversight of the funds. The board is currently composed of seven trustees, five of whom are not "interested persons" of the funds as that term is defined by the Investment Company Act ("Independent Trustees"). One of the two remaining trustees is independent of UBS Global AM but is an "interested person" of the funds within the meaning of the Investment Company Act because he is employed by a registered broker-dealer that may execute transactions with the funds from time to time. The other trustee is an "interested person" of the funds within the meaning of the Investment Company Act because of his employment by UBS Global AM—Americas region. The board members have selected an Independent Trustee to act as chairman of the board. The chairman of the board's role is to preside at all meetings of the board and generally to act as a liaison with service providers, officers, attorneys and other trustees between meetings. The chairman may also perform such other functions as may be delegated by the board from time to time. The board has established an Audit Committee and a Nominating and Corporate Governance Committee to assist the board in the oversight and direction of the business and affairs of the funds, and from time to time may establish ad hoc committees, informal working groups or designate one or more members to review and address the policies and practices of the funds or to liaise with the funds' Chief Compliance Officer or service providers, including staff of UBS Global AM, with respect to certain specified matters. The board meets in-person at regularly scheduled meetings five times throughout the year. In addition, the trustees may meet in-person or by telephone at special meetings or on an informal basis at other times. Each committee meets as appropriate to conduct the oversight functions delegated to the committee by the board and reports its findings to the board. The board and Audit Committee conduct annual assessments of their oversight function and structure. The Independent Trustees have also engaged independent legal counsel to assist them in performing their oversight responsibilities. The trustees have determined that the board's leadership and committee structure is appropriate because it allows the board to exercise informed and independent judgment over the matters under its purview and to allocate areas of responsibility among committees of Independent Trustees and the full board in a manner that enhances the full board's oversight.

The funds have engaged UBS Global AM to manage each fund on a day-to-day basis. The board is responsible for overseeing UBS Global AM and other service providers in the operations of the funds in accordance with the Investment Company Act, applicable state and other laws, and the funds' charter. The board reviews, on an ongoing basis, the funds' performance, operations and investment strategies and techniques. The board also conducts reviews of UBS Global AM and its role in running the operations of the funds.

The board has concluded that, based on each trustee's experience, qualifications, attributes or skills on an individual basis and in combination with those of the other trustees, each trustee should serve as a trustee. In determining that a particular trustee is qualified to serve as a trustee, the board has considered a variety of criteria, none of which, in isolation, was controlling. The board believes that, collectively, the trustees have balanced and diverse experience, skills, attributes and qualifications, which allow the board to operate effectively in governing the funds and protecting the interests of shareholders. Among the attributes common to all trustees are their ability to review critically, evaluate, question and discuss information provided to them, to interact effectively with other board members, UBS Global AM, other service providers, counsel and the independent registered public accounting firm, and to exercise effective business judgment in the performance of their duties as trustees. In addition, the board has taken into account the actual service and commitment of the trustees during their tenure in concluding that each should continue to serve. A trustee's ability to perform his or her duties effectively may have been attained through a trustee's educational background or professional training; business, consulting, public service or academic positions; experience from service as a trustee of the funds, other funds in the fund complex, other investment funds, public companies, or non-profit entities or other organizations; and/or other life experiences. Set forth below is a brief discussion of the specific experience, qualifications, attributes or skills of each trustee that led the board to conclude that he or she should serve as a trustee.

Mr. Armstrong and Amb. Burt have each served as a board member of the Trust and as directors/trustees of other funds in the fund complex for well more than a decade, including as members and/or chairs of various board committees. Mr. Armstrong has served as chairman of the board since 2004. Most recently, Mr. Armstrong has been chairman and principal of a management consulting firm. From 1982 through 1995, Mr. Armstrong had been president or chairman of several international consumer packaged goods companies, including (1) chairman of the board, chief executive officer and co-owner of Adirondack Beverages (producer and distributor of soft drinks and sparkling/still waters); (2) partner of the New England Consulting Group (management consulting firm); and (3) managing director of LVMH U.S. Corporation (US subsidiary of the French luxury goods conglomerate, Louis Vuitton Moët Hennessey Corporation) and chairman of its wine and spirits subsidiary, Schieffelin & Somerset Company (responsible for such brands as Canada Dry and Dr. Pepper, among many others). He also served as president of Cluett Peabody & Company (textile/apparel, including such well-known brands as Arrow shirts and Gold Toe socks). Amb. Burt has many years experience in advising companies regarding international investment and risk management. Amb. Burt also currently serves, or has served, on the boards of directors of several funds outside of the UBS Global AM fund complex and has served as a director on other corporate boards. Amb. Burt was the chief negotiator in the Strategic Arms Reduction Talks with the former Soviet Union (1989-1991) and the US Ambassador to the Federal Republic of Germany (1985-1989). He had also been a partner of McKinsey & Company (management consulting firm). Mr. Mandinach has extensive experience in the mutual fund industry and a broad understanding of the needs of investors. Throughout his career, Mr. Mandinach has been involved with the marketing of mutual funds and in building relationships with service intermediaries. Mr. Mandinach is currently the Head of UBS Global AM—Americas region's Institutional & Wholesale Business (US) as well as its Chief Marketing Officer (US). Mr. Mandinach has previously held positions at Drexel Burnham Lambert and at the Zweig Funds. Prof. Feldberg has served as a board member of the Trust and other mutual funds in the fund complex for nearly two decades. Prof. Feldberg has held several prestigious positions at Columbia Business School and the Graduate School of Business at Columbia University, including Dean and Professor of Management. He is also a senior advisor to Morgan Stanley and serves on the boards of several public companies. Mr. Bernikow, Mr. Garil and Ms. Higgins were elected as directors/trustees of the funds in the fund complex during

2005-2006. Mr. Bernikow, Mr. Garil and Ms. Higgins also serve as members and/or chairs of various board committees. Mr. Bernikow has extensive accounting and finance experience (being a certified public accountant and having served for many years as the Deputy Chief Executive Officer of Deloitte & Touche LLP, one of the four largest independent registered public accounting firms in the US) and currently serves, or has served, on the boards and committees of various public companies and a national bank. Mr. Garil has four decades of experience in the fund management business and for much of that time he served as an executive of a fund adviser and as a member of fund boards. He began his career at the US Securities and Exchange Commission. Ms. Higgins has experience as a portfolio manager for a major US trust bank and has held senior executive positions and/or directorships at several major charitable organizations.

Additional details about each trustee's professional experience is included above in the table in the section captioned "Organization of the Trust; trustees and officers; principal holders and management ownership of securities." That table contains information regarding other directorships currently held by board members. In addition, during the five years ended August 28, 2011, the following trustee was a member of the boards of the following companies: Amb. Burt—director of IGT, Inc. (provides technology to gaming and wagering industry); and director of The Protective Group, Inc. (produces armor products).

Risk oversight

The funds are subject to a number of risks, including investment, compliance, operational and valuation risks, among others. Risk oversight forms part of the board's general oversight of each fund's investment program and operations and is addressed as part of various regular board and committee activities. Day-to-day risk management with respect to each fund is the responsibility of UBS Global AM or other service providers (depending on the nature of the risk), subject to supervision by UBS Global AM. Each of UBS Global AM and other service providers have their own independent interest in risk management and their policies and methods of risk management may differ from the funds and each other's in the setting of priorities, the resources available or the effectiveness of relevant controls. As a result, the board recognizes that it is not possible to identify all of the risks that may affect the funds or to develop processes and controls to eliminate or mitigate their occurrence or effects, and that some are simply beyond any control of the funds or UBS Global AM, its affiliates or other service providers. As part of its regular oversight of the funds, the board, directly or through a committee, reviews reports from, among others, management, the funds' Chief Compliance Officer, its independent registered public accounting firm, counsel, and internal auditors for UBS Global AM or its affiliates, as appropriate, regarding risks faced by the funds and UBS Global AM's risk oversight programs. The board has appointed a Chief Compliance Officer, who oversees the implementation and testing of each fund's compliance program and reports to the board regarding compliance matters for the funds and their service providers; the board has designated one of its members to liaise with the Chief Compliance Officer between board meetings to assure that significant compliance issues identified by the Chief Compliance officer will be brought to the attention of the full board in a timely and appropriate manner. The board may, at any time and in its discretion, change the manner in which it conducts risk oversight.

Committees

The Trust has an Audit Committee and a Nominating and Corporate Governance Committee. The members of the Audit Committee are currently those trustees who are not "interested persons" of the Trust as that term is defined by the Investment Company Act ("Independent Trustees"). Alan S. Bernikow is chairman of the Audit Committee. The following Independent Trustees are members of the Nominating and Corporate Governance Committee: Richard R. Burt (chairman), Heather R. Higgins and Bernard H. Garil. In addition to serving on the Audit Committee, Mr. Bernikow currently serves as a member of the audit committees of at least three other public companies not affiliated with the UBS Global AM funds he oversees. The board has determined that Mr. Bernikow's simultaneous service on the audit committees of these other public companies does not impair his ability to effectively serve on the Audit Committee.

The Audit Committee is responsible for, among other things: (i) overseeing the scope of a fund's audit; (ii) overseeing a fund's accounting and financial reporting policies, practices and internal controls; and (iii) approving, and recommending to the board for ratification, the selection, appointment, retention or termination of a fund's independent registered public accounting firm, as well as determining the compensation thereof. In furtherance of its duties, the Audit Committee also is responsible for, among other things: obtaining assurance from a fund's independent auditors of its independence and discussing any disclosed relationships or services that may diminish the objectivity and independence of the independent registered public accounting firm; inquiring as to a fund's qualification under Subchapter M of the Internal Revenue Code and the amounts distributed and reported to shareholders; reviewing with the independent auditors any problems or difficulties with the audit; and reporting to the full board and making recommendations as it deems necessary or appropriate. Although the Audit Committee has the responsibilities described above, it is not responsible for planning or conducting a fund's audit or determining whether a fund's financial statements are complete and accurate and are in accordance with US generally accepted accounting principles. Absent actual knowledge to the contrary, Audit Committee members are entitled to rely on the accuracy of the information they receive from persons within and outside a fund.

The Audit Committee currently normally meets in conjunction with regular board meetings, or more frequently as called by its chairperson. During the funds' fiscal year ended April 30, 2011, the Audit Committee held five meetings.

The Trust's board has also established a Nominating and Corporate Governance Committee that acts pursuant to a written charter. The Nominating and Corporate Governance Committee is responsible for, among other things: selecting, evaluating and recommending to the board candidates to be nominated as additional Independent Trustees of the board and making recommendations to the board with respect to compensation of board and committee members; performing an annual evaluation of the board and its committees; reporting on such evaluation to the board; and performing such other corporate governance functions as the board may authorize. The Nominating and Corporate Governance Committee held five meetings during the fiscal year ended April 30, 2011.

The Nominating and Corporate Governance Committee will consider nominees recommended by shareholders if a vacancy among the Independent Trustees occurs. In order to recommend a nominee, a shareholder should send a letter to the chairperson of the Nominating and Corporate Governance Committee, Richard R. Burt, care of the Secretary of the Trust at UBS Global Asset Management (Americas) Inc., UBS Tower, One North Wacker Drive, Chicago, IL 60606, and indicate on the envelope "Nominating and Corporate Governance Committee." The shareholder's letter should state the nominee's name and should include the nominee's résumé or curriculum vitae, and must be accompanied by a written consent of the individual to stand for election if nominated for the board and to serve if elected by shareholders.

Information about independent trustee ownership of securities issued by UBS Global AM or any company controlling, controlled by or under common control with UBS Global AM

As of December 31, 2010, the Independent Trustees and their immediate family members did not own any securities issued by UBS Global AM or any company controlling, controlled by or under common control with UBS Global AM.

Compensation

Each Independent Trustee receives, in the aggregate from the UBS Global AM funds he or she oversees, an annual retainer of $110,000 and an $18,000 fee for each regular joint board meeting of the boards of those funds (and each in-person special joint board meeting of the boards of those funds) actually attended. Independent Trustees who participate in previously scheduled in-person joint meetings of the boards of the UBS Global AM funds by telephone to accommodate other business obligations are paid $2,000 for such meetings. Independent Trustees who participate in previously scheduled in-person joint meetings of the boards of the UBS Global AM funds by telephone because of illness or other unavoidable circumstances are paid the full meeting fee. Each Independent Trustee receives from the relevant fund $2,000 for each special in-person meeting (not held as a joint meeting) of the board of that fund actually attended where a fund's board must meet separately from the regularly scheduled joint board meetings. Independent Trustees who participate in scheduled telephonic meetings of the board(s) of one or more UBS Funds are paid $1,000 for each such meeting actually attended.

The chairman of the board receives annually an additional $50,000; the chairperson of the Audit Committee receives annually an additional $35,000; and the chairperson of the Nominating and Corporate Governance Committee receives annually an additional $25,000. In addition, a board member who undertakes a special assignment to provide special assistance in coordinating the board's oversight of compliance or contract reconsideration matters (currently Heather R. Higgins and Bernard H. Garil, respectively) receives annually an additional $20,000. However, if a board member simultaneously holds more than one such position or assignment, he or she is paid only the higher of the fees otherwise payable for these positions or assignments. Independent Trustees who are also members of the Audit Committee and/or the Nominating and Corporate Governance Committee are paid in the aggregate from the UBS Global AM funds he or she oversees, annual retainers of $10,000 and $5,000, respectively, in connection with his or her membership on the Audit Committee and/or Nominating and Corporate Governance Committee. The foregoing fees are allocated among all such funds (or each relevant fund in the case of a special meeting) as follows: (i) one-half of the expense is allocated pro rata based on the funds' relative net assets at the end of the calendar quarter preceding the date of payment; and (ii) one-half of the expense is allocated according to the number of such funds. No officer, director or employee of UBS Global AM or any one of its affiliates presently receives any compensation from the funds for acting as a board member or officer. All board members are reimbursed for expenses incurred in attending meetings.

The table below includes certain information relating to the compensation of the Trust's current board members and the compensation of those board members from all funds for which UBS Global AM or an affiliate served as investment advisor or manager during the periods indicated. UBS Select Prime Capital Fund, UBS Select Treasury Capital Fund and UBS Select Tax-Free Capital Fund had not commenced operations as of the fiscal year ended April 30, 2011, and therefore did not compensate the Trust's current board members during that period.

Compensation table1

Name of person, position	UBS Select Prime Institutional Fund[4]	UBS Select Treasury Institutional Fund[4]	UBS Select Tax-Free Institutional Fund[4]
Richard Q. Armstrong, Trustee	$10,065	$6,167	$3,687
Alan S. Bernikow, Trustee	9,420	5,771	3,451
Richard R. Burt, Trustee	9,219	5,650	3,376
Meyer Feldberg, Trustee[2]	—	—	—
Bernard H. Garil, Trustee	9,005	5,518	3,298
Heather R. Higgins, Trustee	9,005	5,518	3,298
Barry M. Mandinach, Trustee[3]	—	—	—
Name of person, position	UBS Select Prime Preferred Fund[4]	UBS Select Treasury Preferred Fund[4]	UBS Select Tax-Free Preferred Fund[4]
Richard Q. Armstrong, Trustee	$13,703	$5,156	$3,183
Alan S. Bernikow, Trustee	12,824	4,825	2,979
Richard R. Burt, Trustee	12,535	4,720	2,915
Meyer Feldberg, Trustee[2]	—	—	—
Bernard H. Garil, Trustee	12,242	4,610	2,847
Heather R. Higgins, Trustee	12,242	4,610	2,847
Barry M. Mandinach, Trustee[3]	—	—	—

Name of person, position	UBS Select Prime Investor Fund[4]	UBS Select Treasury Investor Fund[4]	UBS Select Tax-Free Investor Fund[4]	Total compensation from the Trust and the fund complex[5]
Richard Q. Armstrong, Trustee	$3,228	$2,889	$2,825	$256,000
Alan S. Bernikow, Trustee	3,021	2,704	2,644	241,000
Richard R. Burt, Trustee	2,956	2,645	2,587	234,750
Meyer Feldberg, Trustee[2]	—	—	—	244,756
Bernard H. Garil, Trustee	2,887	2,584	2,527	229,750
Heather R. Higgins, Trustee	2,887	2,584	2,527	229,750
Barry M. Mandinach, Trustee[3]	—	—	—	0

1  Except as discussed below, only Independent Trustees were compensated by the funds for which UBS Global AM or an affiliate serves as investment advisor or manager.

2  Professor Feldberg is an "interested person" of the funds by virtue of his position as senior advisor with Morgan Stanley, and not by reason of affiliation with UBS Global AM. He is compensated (i) by funds for which the management, investment advisory and/or administration contract between a fund and UBS Global AM provides that the fund may bear a portion of the compensation to a board member who is not an interested person of the fund by reason of affiliation with UBS Global AM or any of UBS Global AM's affiliates, and (ii) otherwise by UBS Global AM. The compensation amounts listed above for Professor Feldberg represent only (1) those amounts paid by other funds within the fund complex for which UBS Global AM does not serve as investment advisor or manager, and

(2) funds within the fund complex that have management, investment advisory and/or administration contracts providing that a fund may bear a portion of his compensation.

3  Mr. Mandinach is deemed an "interested person" of the funds because of his employment by UBS Global AM—Americas region. He is not compensated by a fund or other funds in the fund complex for his services as a board member.

4  Represents fees paid to each trustee during the fiscal year ended April 30, 2011.

5  Represents fees paid during the calendar year ended December 31, 2010 to each board member by: (a) 17 investment companies in the case of Messrs. Armstrong, Bernikow, Burt, Garil and Ms. Higgins; and (b) 29 investment companies in the case of Professor Feldberg, for which UBS Global AM or one of its affiliates served as investment advisor or manager. No fund within the UBS fund complex has a bonus, pension, profit sharing or retirement plan.

Principal holders and management ownership of securities

As of August 8, 2011, trustees and officers owned in the aggregate less than 1% of the outstanding shares of each fund.

As of August 8, 2011, the following shareholders were shown in the Trust's records as owning more that 5% of a fund's outstanding shares. Shareholders owning of record or beneficially more than 25% of a fund's outstanding shares may be deemed to "control" the fund within the meaning of the Investment Company Act. Except as listed below, the Trust does not know of any other person who owns beneficially 5% or more of a fund's shares as of such date:

Fund	Name and address[1]	Percentage of shares beneficially owned as of August 8, 2011
UBS Select Prime Institutional Fund	Hare & Co.	14.40%

UBS Select Prime Preferred Fund	UBS Financial Services Inc. FBO Toyota Motor Credit Corp. UBS Financial Services Inc. FBO Attn: Erik Peterson UPICO Hare & Co. Chicago Public Schools	7.20% 6.14% 5.56% 5.22%

UBS Select Treasury Preferred Fund	State Street Bank & Trust Co. FBO
AQR Capital Management LLC
Koch Holdings, LLC
Attn: Corporate Treasury
UBS Financial Services Inc. FBO
Semiconductor Components
UBS Financial Services Inc. FBO
	Richard B. Gilliam	28.21% 10.20% 6.74% 6.33%

USB Select Tax-Free Preferred Fund	UBS Financial Services Inc. FBO
Wilbur L. Ross Jr.
UBS Financial Services Inc. FBO
Ernest A. Boch 2003 Rev Trust
UBS Financial Services Inc. FBO EJB
TR DTD 6/5/02 B A Boch
UBS Financial Services Inc. FBO
	Rain Bird Corporation	37.12% 14.66% 13.82% 13.48%

UBS Select Prime Investor Fund	UBS AG New York Branch Attn: Ronald Thompson	11.80%

UBS Select Tax-Free Investor Fund	UBS Financial Services Inc. FBO Nickelson Properties LP	5.09%

1  The shareholders listed may be contacted c/o UBS Global Asset Management (US) Inc., Compliance Department, 1285 Avenue of the Americas, New York, NY 10019-6028.

Investment advisory, administration and principal underwriting arrangements

Investment advisory and administration arrangements—master level. UBS Global AM acts as investment advisor and administrator for the master funds in which the funds invest their assets. Pursuant to an investment management contract with respect to each master fund (the "Management Contract"), each fund is allocated an annual fee from the corresponding master fund, computed daily and paid monthly, at an annual rate of 0.100% of the fund's average daily net assets up to and including $30 billion; 0.0975% of the fund's average daily net assets above $30 billion up to and including $40 billion; 0.0950% of the fund's average daily net assets above $40 billion up to and including $50 billion; 0.0925% of the fund's average daily net assets above $50 billion up to and including $60 billion; and 0.0900% of the fund's average daily net assets above $60 billion.

Under the terms of the Management Contract, UBS Global AM bears all expenses incurred in a fund's operation other than the fee payable under the Management Contract, fees and expenses (including counsel fees) of the Independent Trustees, taxes, the cost (including brokerage commissions and other transaction costs, if any) of securities purchased or sold by a fund and any losses incurred in connection therewith and extraordinary expenses (such as costs of litigation to which the Trust or a fund is a party and of indemnifying officers and trustees of the trust).

Expenses borne by UBS Global AM under the Management Contract include the following (or a fund's share of the following): (1) organizational expenses (if these expenses are amortized over a period of more than one year, UBS Global AM will bear in any one year only that portion of the organizational expenses that would have been borne by the fund in that year), (2) filing fees and expenses relating to the registration and qualification of the shares of the fund under federal and state securities laws and maintaining such registration and qualifications, (3) fees and salaries payable to the trustees (other than the Independent Trustees) and officers, (4) all expenses incurred in connection with the services of the trustees (other than the Independent Trustees), including travel expenses, (5) costs of any liability, uncollectable items of deposit and other insurance or fidelity bonds, (6) ordinary legal, accounting and auditing expenses, excluding legal fees of special counsel for the Independent Trustees and, as noted above, excluding extraordinary expenses, such as litigation or indemnification expenses, (7) charges of custodians, transfer agents and other agents, (8) costs of preparing share certificates (if any), (9) expenses of setting in type and printing prospectuses and supplements thereto, reports and statements to shareholders and proxy materials for existing shareholders, (10) fees, voluntary assessments and other expenses incurred in connection with membership in investment company organizations, (11) costs of mailing and tabulating proxies and costs of meetings of shareholders, the board and any committees thereof, (12) the cost of investment company literature and other publications provided to the trustees and officers, (13) costs of mailing, stationery and communications equipment, (14) expenses incident to any dividend, withdrawal or redemption options, (15) charges and expenses of any outside pricing service used to value portfolio securities, and (16) interest on borrowings.

Although UBS Global AM is not obligated to pay the ordinary fees and expenses of the Independent Trustees, the Management Contract requires that UBS Global AM reduce its advisory and administrative fees by an amount equal to those fees and expenses.

The Management Contract is terminable (1) by a corresponding master fund by vote of the Master Trust's board or by the holders of a majority of the outstanding voting securities of that master fund at any time without penalty, on 60 days' written notice to UBS Global AM, and (2) by UBS Global AM at any time, without the payment of any penalty, on 60 days' written notice to the Trust.

Prior to the conversion of UBS Select Prime Institutional Fund and UBS Select Treasury Institutional Fund into feeder funds, UBS Global AM acted as investment advisor and administrator for those funds pursuant to advisory and administration contracts with respect to each fund (the "Prior Advisory and Administration Contracts"). Under the Prior Advisory and Administration Contracts, each fund paid UBS Global AM an annual fee, computed daily and paid monthly, at an annual rate of 0.18% of each fund's average daily net assets.

During each of the fiscal years indicated, the funds were allocated the following fees under the Management Contract and the Prior Advisory and Administration Contracts (with respect to UBS Select Prime Institutional Fund and UBS Select Treasury Institutional Fund), after giving effect to the following amounts in fee waivers and/or other credits.

	Fiscal years ended April 30
	2011	2010	2009
UBS Select Prime Institutional Fund
Fee amount paid (or accrued) after waivers or credits	$8,913,380	$12,077,922	$12,770,301
Fee amount waived	—	317,862	—
UBS Select Treasury Institutional Fund
Fee amount paid (or accrued) after waivers or credits	4,116,922	5,825,107	6,682,257
Fee amount waived	3,319	—	3,024
UBS Select Tax-Free Institutional Fund
Fee amount paid (or accrued) after waivers or credits	1,128,230	1,789,797	1,093,215
Fee amount waived	—	44,580	1,788,032
UBS Select Prime Preferred Fund
Fee amount paid (or accrued) after waivers or credits	12,151,252	5,878,373	2,075,010
Fee amount waived	—	226,272	—
UBS Select Treasury Preferred Fund
Fee amount paid (or accrued) after waivers or credits	2,742,816	2,295,644	2,197,970
Fee amount waived	2,728	—	837
UBS Select Tax-Free Preferred Fund
Fee amount paid (or accrued) after waivers or credits	471,899	323,425	108,677
Fee amount waived	—	7,872	128,899
UBS Select Prime Investor Fund
Fee amount paid (or accrued) after waivers or credits	541,619	1,018,412	476,143
Fee amount waived	—	22,253	—
UBS Select Treasury Investor Fund
Fee amount paid (or accrued) after waivers or credits	128,044	151,796	113,764
Fee amount waived	125	—	1

	Fiscal years ended April 30
	2011	2010	2009
UBS Select Tax-Free Investor Fund
Fee amount paid (or accrued) after waivers or credits	$54,104	$82,364	$46,652
Fee amount waived	—	2,176	17,891

Because UBS Select Prime Capital Fund, UBS Select Treasury Capital Fund and UBS Select Tax-Free Capital Fund had not yet commenced operations as of April 30, 2011, no fees were paid by those funds to UBS Global AM for the fiscal years ended April 30, 2011, 2010 or 2009.

Administration arrangements—feeder level

UBS Select Prime Institutional Fund, UBS Select Treasury Institutional Fund, UBS Select Tax-Free Institutional Fund, UBS Select Prime Preferred Fund, UBS Select Treasury Preferred Fund, UBS Select Tax-Free Preferred Fund. UBS Global AM acts as administrator of the funds pursuant to an administration contract with respect to each fund (each an "Administration Contract"). Under the Administration Contract, each fund pays UBS Global AM an annual fee, computed daily and paid monthly, at an annual rate of 0.08% of its average daily net assets.

Expenses borne by UBS Global AM under an Administration Contract for the funds listed above include the following (or a fund's share of the following): (1) organizational expenses (if these expenses are amortized over a period of more than one year, UBS Global AM will bear in any one year only that portion of the organizational expenses that would have been borne by the fund in that year), (2) filing fees and expenses relating to the registration and qualification of the shares of the fund under federal and state securities laws and maintaining such registration and qualifications, (3) fees and salaries payable to the trustees (other than the Independent Trustees) and officers, (4) all expenses incurred in connection with the services of trustees (other than the Independent Trustees), including travel expenses, (5) costs of any liability, uncollectible items of deposit and other insurance and fidelity bonds, (6) legal, accounting and auditing expenses, excluding legal fees of special counsel for the Independent Trustees and, as noted above, excluding extraordinary expenses, such as litigation or indemnification expenses, (7) charges of custodians, transfer agents and other agents, (8) costs of preparing share certificates, if any, (9) expenses of setting in type and printing prospectuses and supplements thereto, statements of additional information and supplements thereto, reports and proxy materials for existing shareholders, (10) costs of mailing prospectuses and supplements thereto, statements of additional information and supplements thereto, reports and proxy materials for existing shareholders, (11) fees, voluntary assessments and other expenses incurred in connection with membership in investment company organizations, (12) the cost of mailing and tabulating proxies and costs of meetings of shareholders, the Board and any committees thereof, (13) the cost of investment company literature and other publications provided to the trustees and officers, (14) costs of mailing, stationery and communications equipment, (15) expenses incident to any dividend, withdrawal or redemption options, and (16) interest on borrowings.

Although UBS Global AM is not obligated to pay the ordinary fees and expenses of the Independent Trustees, the Administration Contract requires that UBS Global AM reduce its advisory and administrative fees by an amount equal to those fees and expenses.

During each of the fiscal years ended April 30, 2011, 2010 and 2009, the funds listed above paid (or accrued) to UBS Global AM the following fees under the Administration Contract, after giving effect to the following amounts in fee waivers and/or other credits.

	Fiscal years ended April 30
	2011	2010	2009
UBS Select Prime Institutional Fund
Fee amount paid (or accrued) after waivers/reimbursements or credits	$3,530,720	$8,241,148	$10,156,382
Fee amount waived/expenses reimbursed	3,564,938	1,620,360	—
Other credits (Independent Trustee fees and expenses)[1]	34,161	54,347	51,201
UBS Select Treasury Institutional Fund
Fee amount paid (or accrued) after waivers/reimbursements or credits	2,791,866	3,841,420	5,307,710
Fee amount waived/expenses reimbursed	482,340	791,595	4,048
Other credits (Independent Trustee fees and expenses)[1]	21,661	31,770	34,664
UBS Select Tax-Free Institutional Fund
Fee amount paid (or accrued) after waivers/reimbursements or credits	889,742	1,296,972	2,282,952
Fee amount waived/expenses reimbursed	—	152,725	—
Other credits (Independent Trustee fees and expenses)[1]	12,712	18,357	20,722
UBS Select Prime Preferred Fund
Fee amount paid (or accrued) after waivers/reimbursements or credits	—	1,068,598	1,639,834
Fee amount waived/expenses reimbursed	9,686,323	3,779,336	—
Other credits (Independent Trustee fees and expenses)[1]	33,884	35,474	19,042
UBS Select Treasury Preferred Fund
Fee amount paid (or accrued) after waivers/reimbursements or credits	1,023,187	851,162	860,377
Fee amount waived/expenses reimbursed	1,154,968	965,352	879,284
Other credits (Independent Trustee fees and expenses)[1]	18,133	19,912	18,907
UBS Select Tax-Free Preferred Fund
Fee amount paid (or accrued) after waivers/reimbursements or credits	177,880	90,044	82,824
Fee amount waived/expenses reimbursed	188,743	162,038	94,993
Other credits (Independent Trustee fees and expenses)[1]	10,866	12,924	12,170

1  UBS Global AM is contractually obligated to reduce its management fee by an amount equal to the ordinary fees and expenses payable to the Independent Trustees by the fund.

UBS Select Prime Investor Fund, UBS Select Treasury Investor Fund, UBS Select Tax-Free Investor Fund, UBS Select Prime Capital Fund, UBS Select Treasury Capital Fund, UBS Select Tax-Free Capital Fund. UBS Global AM acts as administrator of the funds pursuant to an administration contract with respect to the funds ("Investor/Capital Administration Contract"). Under the Investor/Capital Administration Contract, each fund pays UBS Global AM an annual fee, computed daily and paid monthly, at an annual rate of 0.10% of its average daily net assets.

Expenses borne by each fund listed above will include but not be limited to the following (or each fund's proportionate share of the following): (1) fees payable to and expenses incurred on behalf of the fund by UBS Global AM, (2) expenses of organizing the Trust and the fund, (3) filing fees and expenses relating to the registration and qualification of the fund under federal and state securities laws and maintaining such registration and qualifications, (4) fees and salaries payable to the Trustees and officers who are not interested persons by reason of affiliation with UBS Global AM or any of UBS Global AM's affiliates, (5) all expenses incurred in connection with the services of Trustees, including travel expenses, (6) taxes (including any income or franchise taxes) and governmental fees, (7) costs of any liability, uncollectible items of deposit and other insurance and fidelity bonds, (8) any costs, expenses or losses arising out of a liability of or claim for damages or other relief asserted against a fund for violation of any law, (9) legal, accounting and auditing expenses, including legal fees of special counsel for those Trustees who are not interested persons by reason of affiliation with UBS Global AM or any of UBS Global AM's affiliates, (10) charges of custodians, transfer agents and other agents (including any lending agent), (11) costs of preparing share certificates, (12) expenses of setting in type and printing prospectuses and supplements thereto, statements of additional information and supplements thereto, reports and proxy materials for existing shareholders, (13) costs of mailing prospectuses and supplements thereto, statements of additional information and supplements thereto, reports and proxy materials to existing shareholders, (14) any extraordinary expenses (such as costs of litigation to which the Trust or a fund is a party and of indemnifying officers and Trustees of the Trust), which will be borne by the Trust or a fund, as applicable, (15) fees, voluntary assessments and other expenses incurred in connection with membership in investment company organizations, (16) the cost of mailing and tabulating proxies and costs of meetings of shareholders, the Board and any committees thereof, (17) the cost of investment company literature and other publications provided to the trustees and officers, (18) costs of mailing, stationery and communications equipment, (19) expenses incident to any dividend, withdrawal or redemption options, and (20) interest on borrowings of the Fund. UBS Global AM will assume the cost of any compensation for services provided to the Trust received by officers of the Trust and by those Trustees who are interested persons by reason of affiliation with UBS Global AM.

During the fiscal years ended April 30, 2011, 2010 and 2009, UBS Select Prime Investor Fund, UBS Select Treasury Investor Fund and UBS Select Tax-Free Investor Fund paid (or accrued) to UBS Global AM the following fees under the Investor/Capital Administration Contract, after giving effect to the following amounts in fee waivers and/or expense reimbursements. Because UBS Select Prime Capital Fund, UBS Select Treasury Capital Fund and UBS Select Tax-Free Capital Fund had not yet commenced operations as of April 30, 2011, no fees were paid by those funds to UBS Global AM for the fiscal years ended April 30, 2011, 2010 or 2009.

	Fiscal years ended April 30
	2011	2010	2009
UBS Select Prime Investor Fund
Fee amount paid (or accrued) after waivers	$33,470	$257,222	$12,676
Fee amount waived	507,968	783,042	463,155
Expense reimbursements	—	—	—

	Fiscal years ended April 30
	2011	2010	2009
UBS Select Treasury Investor Fund
Fee amount paid (or accrued) after waivers	$—	$—	$—
Fee amount waived	128,131	151,741	113,720
Expense reimbursements	53,899	55,683	60,978
UBS Select Tax-Free Investor Fund
Fee amount paid (or accrued) after waivers	—	—	—
Fee amount waived	54,045	84,478	64,499
Expense reimbursements	73,557	83,563	76,009

Proxy voting policies. The Trust board believes that the voting of proxies on securities held by a fund is an important element of the overall investment process. As such, the board has delegated the responsibility to vote such proxies to UBS Global AM. Following is a summary of UBS Global AM's proxy voting policy.

You may obtain information about a fund's proxy voting decisions, without charge, online on the funds' Web site (http://www.ubs.com/ubsglobalam-proxy under the "UBS Funds" category on this Web page) or on the EDGAR database on the SEC's Web site (http://www.sec.gov) for the most recent 12-month period ending June 30th for which an SEC filing has been made.

UBS Global AM's proxy voting policy is based on its belief that voting rights have economic value and should be treated accordingly. Generally, UBS Global AM expects the boards of directors of companies issuing securities held by its clients to act in the service of the shareholders, view themselves as stewards of the company, exercise good judgment and practice diligent oversight of the management of the company. While there is no absolute set of rules that determine appropriate corporate governance under all circumstances and no set of rules will guarantee ethical behavior, there are certain principles, which provide evidence of good corporate governance. UBS Global AM may delegate to an independent proxy voting and research service the authority to exercise the voting rights associated with certain client holdings. Any such delegation shall be made with the direction that the votes be exercised in accordance with UBS Global AM's proxy voting policy.

When UBS Global AM's view of a company's management is favorable, UBS Global AM generally supports current management initiatives. When UBS Global AM's view is that changes to the management structure would probably increase shareholder value, UBS Global AM may not support existing management proposals. In general, UBS Global AM generally exercises voting rights in accordance with the following principles: (1) with respect to board structure, (a) the roles of chairman and chief executive should be separated, (b) board members should have appropriate and diverse experience and be capable of providing good judgment and diligent oversight of management, and (c) the board should include executive and non-executive members and the non-executive members should provide a challenging, but generally supportive environment; and (2) with respect to board responsibilities, (a) the whole board should be fully involved in endorsing strategy and in all major strategic decisions, and (b) the board should ensure that, among other things, at all times the interests of executives and shareholders are aligned and the financial audit is independent and accurate. In addition, UBS Global AM focuses on the following areas of concern when voting its clients' securities: economic value resulting from acquisitions or disposals; operational performance; quality of management; independent board members not holding management accountable; quality of internal controls; lack of transparency; inadequate succession planning; poor approach to social responsibility; inefficient management structure; and corporate activity designed to frustrate the ability of shareholders to hold the board accountable or realize the maximum value of their investment. UBS Global AM exercises its voting rights in accordance with overarching rationales outlined by its proxy voting policies and procedures that are based on the principles described above.

UBS Global AM has implemented procedures designed to identify whether it has a conflict of interest in voting a particular proxy proposal, which may arise as a result of its or its affiliates' client relationships, marketing efforts or banking, investment banking and broker/dealer activities. To address such conflicts, UBS Global AM has imposed information barriers between it and its affiliates who conduct banking, investment banking and broker/dealer activities and has implemented procedures to prevent business, sales and marketing issues from influencing its proxy votes. Whenever UBS Global AM is aware of a conflict with respect to a particular proxy, the UBS Global AM Corporate Governance Committee is required to review and resolve the manner in which such proxy is voted.

Principal underwriting arrangements. UBS Global AM (US), 1285 Avenue of the Americas, New York, New York 10019-6028, acts as the principal underwriter for each feeder fund pursuant to principal underwriting contracts with the Trust covering those funds (each a "Principal Underwriting Contract"). Each Principal Underwriting Contract requires UBS Global AM (US) to use its best efforts, consistent with its other business, to sell shares of the applicable funds. UBS Global AM (US) enters into agreements with other broker-dealers (affiliated and unaffiliated) and with other institutions to authorize them to sell fund shares.

UBS Select Prime Investor Fund, UBS Select Treasury Investor Fund and UBS Select Tax-Free Investor Fund.

Payments by each of UBS Select Prime Investor Fund, UBS Select Treasury Investor Fund and UBS Select Tax-Free Investor Fund to compensate UBS Global AM (US) for certain expenses incurred in connection with distribution and service activities are authorized under the Principal Underwriting Contract and made in accordance with a related plan of distribution ("Distribution Plan") and shareholder servicing. The Distribution Plan has been adopted by the Trust with respect to those applicable funds in the manner prescribed by Rule 12b-1 under the Investment Company Act.

Under the Distribution Plan pertaining to UBS Select Prime Investor Fund, UBS Select Treasury Investor Fund and UBS Select Tax-Free Investor Fund adopted in the manner prescribed by Rule 12b-1 under the Investment Company Act, the funds pay UBS Global AM (US) a distribution fee, accrued daily and payable monthly, at the annual rate of 0.25% of the average daily net assets of each fund. UBS Global AM (US) may reallow any or all of the fees to such dealers and other financial intermediaries as UBS Global AM (US) may from time to time determine consistent with the terms of the Distribution Plan.

UBS Global AM (US) uses the fees under the Distribution Plan primarily to finance activities principally intended to result in the sale and distribution of shares, including but not limited to: (a) providing incentives to dealers and other entities to sell shares; (b) advertising and marketing shares; and (c) implementing and operating the Plan, currently at the annual rate of 0.25% of the aggregate investment amounts maintained in each fund by each dealer or other financial intermediary. Each dealer and other financial intermediaries then offsets its own expenses in servicing and maintaining shareholder accounts, including related overhead expenses.

The Distribution Plan and the Principal Underwriting Contract specify that UBS Select Prime Investor Fund, UBS Select Treasury Investor Fund and UBS Select Tax-Free Investor Fund will pay UBS Global AM (US) for distribution related activities, not as reimbursement for specific expenses incurred. Therefore, even if the distribution related expenses of UBS Global AM (US) exceed the fees it receives, the fund will not be obligated to pay more than those fees. On the other hand, if the distribution related expenses of UBS Global

AM (US) are less than such fees, it will retain its full fees and realize a profit. Expenses in excess of fees received or accrued through the termination date of the Distribution Plan will be the sole responsibility of UBS Global AM (US) and not that of the fund. Annually, the board reviews the Distribution Plan and the corresponding expenses of UBS Global AM (US) for each of UBS Select Prime Investor Fund, UBS Select Treasury Investor Fund and UBS Select Tax-Free Investor Fund separately.

Among other things, the Distribution Plan provides that (1) UBS Global AM (US) will submit to the board at least quarterly, and the trustees will review, reports regarding all amounts expended under the Distribution Plan and the purposes for which such expenditures were made, (2) the Distribution Plan will continue in effect only so long as it is approved at least annually, and any material amendment thereto is approved, by the board, including those trustees who are not "interested persons" of a fund and who have no direct or indirect financial interest in the operation of the Distribution Plan or any agreement related to the Distribution Plan, acting in person at a meeting called for that purpose, (3) payments by a fund under the Distribution Plan shall not be materially increased without the affirmative vote of the holders of a majority of the outstanding shares of the fund and (4) while the Distribution Plan remains in effect, the selection and nomination of trustees who are not "interested persons" of a fund shall be committed to the discretion of the trustees who are not "interested persons" of a fund.

In reporting amounts expended under the Distribution Plan to the board, UBS Global AM (US) allocates among each fund subject to such arrangement the expenses attributable to the sale of such fund. The fees paid by one fund will not be used to subsidize the sale of another fund's shares.

UBS Select Prime Investor Fund, UBS Select Treasury Investor Fund and UBS Select Tax-Free Investor Fund paid (or accrued) distribution fees to UBS Global AM (US) of $268,920, $0 and $9,537, respectively, for the fiscal year ended April 30, 2011 (net of fee waivers of $1,084,764, $320,333 and $125,585, respectively).

UBS Global AM (US) estimates that it and its affiliates incurred distribution-related expenses with respect to the funds during the fiscal year ended April 30, 2011 as set forth below.

UBS Select Prime Investor Fund

Marketing and advertising	$—
Amortization of commissions	—
Printing of prospectuses and SAIs	—
Branch network costs allocated and interest expense	—
Service fees paid to financial advisors	219,354

UBS Select Treasury Investor Fund

Marketing and advertising	$—
Amortization of commissions	—
Printing of prospectuses and SAIs	—
Branch network costs allocated and interest expense	—
Service fees paid to financial advisors	51,253

UBS Select Tax-Free Investor Fund

Marketing and advertising	$—
Amortization of commissions	—
Printing of prospectuses and SAIs	—
Branch network costs allocated and interest expense	—
Service fees paid to financial advisors	21,620

"Marketing and advertising" includes various internal costs allocated by UBS Global AM (US) to its efforts at distributing a fund's shares. These internal costs encompass office rent, salaries and other overhead expenses of various departments and areas of operations of UBS Global AM (US). "Branch network costs allocated and interest expense" consist of an allocated portion of the expenses of various departments involved in the distribution of the funds' shares, including the retail branch system of UBS Financial Services Inc., a primary dealer for the funds' shares during this period, and "Service fees paid to financial advisors" represents compensation paid by the dealers for the funds' shares to their financial advisors. The distribution-related expenses identified above may not reflect expenses incurred by some affiliates.

In approving the Distribution Plan, the board considered the anticipated benefits to the funds and their shareholders. With regard to the Distribution Plan, the board considered, as relevant (1) the belief of UBS Global AM (US) that the distribution fees would be attractive to dealers, financial advisors and other entities, resulting in greater growth of the funds than might otherwise be the case, (2) the distribution-related services provided to the funds and their shareholders by UBS Global AM (US) and financial intermediaries, and (3) the distribution related expenses and costs of UBS Global AM (US).

With respect to the Distribution Plan, the board considered the compensation that UBS Global AM (US) would receive under the Distribution Plan and the Principal Underwriting Contracts. The board also considered the benefits that would accrue to UBS Global AM (US) under the Distribution Plan in that UBS Global AM (US) or an affiliate would receive distribution, service, management and administration fees that are calculated based upon a percentage of the average net assets of each fund. These fees would increase if the Distribution Plan were successful and the funds attained and maintained significant asset levels.

Shareholder services plan. UBS Select Prime Investor Fund, UBS Select Treasury Investor Fund and UBS Select Tax-Free Investor Fund have adopted a shareholder services plan ("Investor Shareholder Services Plan"), and UBS Select Prime Capital Fund, UBS Select Treasury Capital Fund and UBS Select Tax-Free Capital Fund have adopted a shareholder services plan ("Capital Shareholder Services Plan" and together with the Investor Shareholder Services Plan, a "Shareholder Services Plan"). Each Shareholder Services Plan requires that UBS Global AM (US) provide to the board at least annually a written report of the amounts expended by UBS Global AM (US) under service agreements with financial intermediaries and the purposes for which such expenditures were made. Each service agreement requires the financial intermediary to cooperate with UBS Global AM (US) in providing information to a board with respect to amounts expended and services provided under the service agreement. Each Shareholder Services Plan may be terminated at any time, without penalty, by vote of the trustees who are not "interested persons", and who have no direct or indirect financial interest in the operation of that Shareholder Services Plan ("Disinterested Trustees"). Any amendment to a Shareholder Services Plan must be approved by the board and any material amendment must be approved by the relevant Disinterested Trustees.

Should future legislative, judicial or administrative action prohibit or restrict the activities of banks serving as financial intermediaries in connection with the provision of support services to their customers, UBS Select Prime Investor Fund, UBS Select Treasury Investor Fund, UBS Select Tax-Free Investor Fund, UBS Select Prime Capital Fund, UBS Select Treasury Capital Fund and UBS Select Tax-Free Capital Fund, as applicable, and UBS Global AM (US) might be required to alter or discontinue their arrangements with financial intermediaries that are banks and change their method of operations with respect to shares of the funds. It is not anticipated, however, that any change in the funds' method of operations would affect the net asset value per share of any fund or result in a financial loss to any shareholder. Conflict of interest restrictions may apply to a financial institution's receipt of compensation from a fund or UBS Global AM (US) resulting from fiduciary funds being invested in shares of the funds. Before investing fiduciary funds in fund shares, financial intermediaries, including investment advisors and other money managers under the jurisdiction of the SEC, the

Department of Labor or state securities commissions and banks regulated by the Comptroller of the Currency should consult their legal advisors.

The service agreements require a financial intermediary to comply with laws regarding the disclosure to its customers of the compensation payable to it under the applicable Shareholder Services Plan and any other compensation payable to it in connection with the investment of its customers' assets in shares of the funds. Shares of UBS Select Prime Investor Fund, UBS Select Treasury Investor Fund, UBS Select Tax-Free Investor Fund, UBS Select Prime Capital Fund, UBS Select Treasury Capital Fund or UBS Select Tax-Free Capital Fund are available for purchase only by those financial intermediaries that have entered into service agreements with UBS Global AM (US) in connection with their investment; shares of UBS Select Prime Capital, UBS Select Treasury Capital Fund and UBS Select Tax-Free Capital Fund are also available for direct investment as described in the related prospectus. Financial intermediaries providing services to owners of fund shares in certain states may be required to be registered as dealers under the laws of those states.

UBS Global AM (US) implements each Shareholder Services Plan by entering into a service agreement with each financial intermediary that purchases shares of UBS Select Prime Investor Fund, UBS Select Treasury Investor Fund, UBS Select Tax-Free Investor Fund, UBS Select Prime Capital Fund, UBS Select Treasury Capital Fund or UBS Select Tax-Free Capital Fund on behalf of its customers. A service agreement requires the financial intermediary to provide support services to its customers who are the beneficial owners of fund shares.

Under the Investor Shareholder Services Plan, UBS Select Prime Investor Fund, UBS Select Treasury Investor Fund and UBS Select Tax-Free Investor Fund each pay UBS Global AM (US) a monthly fee at the annual rate of 0.10% of the average daily net asset value of the shares held by financial intermediaries on behalf of their customers. Under the Capital Shareholder Services Plan, UBS Select Prime Capital Fund, UBS Select Treasury Capital Fund and UBS Select Tax-Free Capital Fund each pay UBS Global AM (US) a monthly fee at the annual rate of 0.15% of the average daily net asset value of the shares held by financial intermediaries on behalf of their customers. Under each service agreement entered into pursuant to a Shareholder Services Plan, UBS Global AM (US) pays a fee that is identical to the fee provided for under the applicable Shareholder Services Plan to the financial intermediary for providing support services to its customers as specified in the service agreement. (For shareholders that invest directly in UBS Select Prime Capital Fund, UBS Select Treasury Capital Fund or UBS Select Tax-Free Capital Fund, and not through a financial intermediary, UBS Global AM (US) may provide support services to such shareholders and retain the monthly fee.) These services may include: (i) aggregating and processing purchase and redemption requests from customers and placing net purchase and redemption orders with UBS Global AM (US); (ii) providing customers with a service that invests the assets of their accounts in fund shares; (iii) processing dividend payments on behalf of customers; (iv) providing information periodically to customers showing their positions in fund shares; (v) arranging for bank wires; (vi) responding to customer inquiries relating to the services performed by the financial intermediary; (vii) providing sub-accounting with respect to fund shares beneficially owned by customers or the information necessary for sub-accounting (under some arrangements only); (viii) forwarding shareholder communications (such as proxies, shareholder reports and dividend, distribution and tax notices) to customers, if required by law; and (ix) such other similar services as UBS Global AM (US) or a fund may reasonably request from time to time to the extent the financial intermediary is permitted to do so under federal and state statutes, rules and regulations.

UBS Select Prime Investor Fund, UBS Select Treasury Investor Fund and UBS Select Tax-Free Investor Fund paid (or accrued) service fees to UBS Global AM (US) under the Investor Shareholder Services Plan of $541,474, $36,512 and $54,049, respectively, for the fiscal year ended April 30, 2011 (net of waivers of $0, $91,621 and $0, respectively). These service fees were fully paid by UBS Global AM (US) to financial intermediaries for providing support services.

During the fiscal year ended April 30, 2011, UBS Select Prime Capital Fund, UBS Select Treasury Capital Fund and UBS Select Tax-Free Capital Fund had not yet commenced operations. Accordingly, no payments were made under the Capital Shareholder Services Plan.

All Funds. UBS Global AM (US) may make cash and non-cash payments to affiliated and unaffiliated broker-dealers and other financial intermediaries (collectively, "Financial Intermediaries") that engage in selling efforts on behalf of a fund, subject to the internal policies and procedures of UBS Global AM (US). The source of such payments may come from Rule 12b-1 fees and/or shareholder servicing fees collected from a fund and/or UBS Global AM (US)'s own resources (including through transfers from affiliates). Payments made out of its own resources are often referred to as "revenue sharing." Revenue sharing payments generally are based on the value of fund shares sold as a result of such selling efforts although they could take other forms (such as, without limitation, ticket charges or "trail" fees for servicing shareholder accounts). Revenue sharing payments are negotiated by UBS Global AM (US) and may also be based on such other factors as the Financial Intermediary's ability to attract and retain assets, the quality and quantity of the services provided by the Financial Intermediary, the Financial Intermediary's relationship with UBS Global AM (US) or the reputation of the Financial Intermediary.

Revenue sharing payments are made by UBS Global AM (US) out of its own resources (and not out of fund assets). The value of a shareholder's investment in one of these funds and the return on that investment will be unaffected by these revenue sharing payments, which are in addition to amounts paid by a fund in connection with the distribution and shareholder servicing arrangements discussed above, if any. The source of revenue sharing payments may come from transfers from other UBS entities, such as UBS Global AM. UBS Global AM (US) may pay Financial Intermediaries a finder's fee for a variety of reasons, including (1) where UBS Global AM (US) is paying shareholder servicing fees or making other payments to a separate Financial Intermediary that makes shares available to others, (2) where the assets in an account reach a certain threshold or (3) where a Financial Intermediary provides marketing support or access to sales platforms or personnel.

UBS Global AM (US) provides Financial Intermediaries with sales literature and advertising materials relating to the registered investment companies advised by UBS Global AM. UBS Global AM (US) also shares expenses with Financial Intermediaries for costs incurred in hosting seminars for employees and clients of Financial Intermediaries, subject to UBS Global AM (US)'s internal policies and procedures governing payments for such seminars. These seminars may take place at UBS Global AM (US)'s headquarters or other appropriate locations and may include reimbursement of travel expenses (i.e., transportation, lodging and meals) of employees of Financial Intermediaries in connection with training and education seminars. Subject to UBS Global AM (US)'s internal policies and procedures, UBS Global AM (US) may provide any or all of the following to employees of Financial Intermediaries and their guest(s): (i) an occasional meal, a sporting event or theater ticket or other comparable entertainment; (ii) gifts of less than $100 per person per year; and/or (iii) UBS Global AM (US)'s promotional items of nominal value (golf balls, shirts, etc.). In addition, Financial Intermediaries may maintain omnibus accounts and/or have similar arrangements with UBS Global AM (US) and may be paid by UBS Global AM (US) for providing sub-transfer agency and other services.

To the extent permitted by applicable law, revenue sharing payments may take other forms or may be paid for other reasons. Investors should note that such payments may be more or less than the compensation on similar or other investments that your Financial Intermediary receives and may thus influence your Financial Intermediary to present or recommend a fund. You should ask your Financial Intermediary about any payment it receives from UBS Global AM (US) and any services provided.

Securities lending. For the fiscal years ended April 30, 2011, 2010 and 2009, UBS Securities LLC and/or State Street Bank and Trust Company served as the funds' (or corresponding master funds') lending agent and received compensation from the funds or their corresponding master funds. Effective November 12, 2008, State Street Bank and Trust Company replaced UBS Securities LLC as the master funds' lending agent. UBS Securities LLC earned the following compensation from the funds or their corresponding master funds for the periods indicated below.

	For the years ended April 30,
Fund	2011	2010	2009
UBS Select Prime Institutional Fund	$—	$—	$—
UBS Select Treasury Institutional Fund	—	—	—
Prime Master Fund (corresponding master fund for UBS Select Prime Institutional Fund, UBS Select Prime Preferred Fund, UBS Select Prime Investor Fund and UBS Select Prime Capital Fund1)	—	—	176,506
Treasury Master Fund (corresponding master fund for UBS Select Treasury Institutional Fund, UBS Select Treasury Preferred Fund, UBS Select Treasury Investor Fund and UBS Select Treasury Capital Fund1)	—	—	31,804
Tax-Free Master Fund (corresponding master fund for UBS Select Tax-Free Institutional Fund, UBS Select Tax-Free Preferred Fund, UBS Select Tax-Free Investor Fund and UBS Select Tax-Free Capital Fund1)	—	—	—

1  UBS Select Prime Capital Fund, UBS Select Treasury Capital Fund and UBS Select Tax-Free Capital Fund had not yet commenced operations as of April 30, 2011.

Portfolio transactions

The funds purchase portfolio securities from dealers and underwriters as well as from issuers. Securities are usually traded on a net basis with dealers acting as principal for their own accounts without a stated commission. Prices paid to dealers in principal transactions generally include a "spread," which is the difference between the prices at which the dealer is willing to purchase and sell a specific security at the time. When securities are purchased directly from an issuer, no commissions or discounts are paid. When securities are purchased in underwritten offerings, they include a fixed amount of compensation to the underwriter.

For purchases or sales with broker-dealer firms that act as principal, UBS Global AM seeks best execution. Although UBS Global AM may receive certain research or execution services in connection with these transactions, it will not purchase securities at a higher price or sell securities at a lower price than would otherwise be paid if no weight was attributed to the services provided by the executing dealer. UBS Global AM may engage in agency transactions in over-the-counter securities in return for research and execution services. These transactions are entered into only pursuant to procedures that are designed to ensure that the transaction (including commissions) is at least as favorable as it would have been if effected directly with a market-maker that did not provide research or execution services.

Research services and information received from brokers or dealers are supplemental to UBS Global AM's own research efforts and, when utilized, are subject to internal analysis before being incorporated into their investment processes. Information and research services furnished by brokers or dealers through which or with which the funds effect securities transactions may be used by UBS Global AM in advising other funds or accounts and, conversely, research services furnished to UBS Global AM by brokers or dealers in connection with other funds or accounts may be used in advising the funds.

During the fiscal years ended April 30, 2011, 2010 and 2009, UBS Select Prime Institutional Fund, UBS Select Treasury Institutional Fund, UBS Select Tax-Free Institutional Fund, UBS Select Prime Preferred Fund, UBS Select Treasury Preferred Fund, UBS Select Tax-Free Preferred Fund, UBS Select Prime Investor Fund, UBS Select Treasury Investor Fund and UBS Select Tax-Free Investor Fund, paid no brokerage commissions. Therefore, UBS Select Prime Institutional Fund, UBS Select Treasury Institutional Fund, UBS Select Tax-Free Institutional Fund, UBS Select Prime Preferred Fund, UBS Select Treasury Preferred Fund, UBS Select Tax-Free Preferred Fund, UBS Select Prime Investor Fund, UBS Select Treasury Investor Fund and UBS Select Tax-Free Investor Fund, have not allocated any brokerage transactions for research, analysis, advice and similar services. Because UBS Select Prime Capital Fund, UBS Select Treasury Capital Fund and UBS Select Tax-Free Capital Fund had not yet commenced operations as of April 30, 2011, those funds paid no brokerage commissions during the fiscal years ended April 30, 2011, 2010 and 2009, and have not allocated any brokerage transactions for research, analysis, advice and similar services.

Investment decisions for the funds and for other investment accounts managed by UBS Global AM are made independently of one another in light of differing considerations for the various accounts. However, the same investment decision may occasionally be made for the funds and one or more of such accounts. In such cases, simultaneous transactions are inevitable. Purchases or sales are then averaged as to price and allocated between the funds and such other account(s) as to amount in a manner deemed equitable to the funds and such account(s). While in some cases this practice could have a detrimental effect upon the price or value of the security as far as the funds are concerned, or upon its ability to complete its entire order, in other cases it is believed that coordination and the ability to participate in volume transactions will be beneficial to the funds.

UBS Select Prime Capital Fund, UBS Select Treasury Capital Fund and UBS Select Tax-Free Capital Fund had not yet commenced operations as of April 30, 2011. As of April 30, 2011 the corresponding master funds for UBS Select Prime Institutional Fund, UBS Select Treasury Institutional Fund, UBS Select Prime Preferred Fund, UBS Select Treasury Preferred Fund, UBS Select Prime Investor Fund and UBS Select Treasury Investor Fund, owned securities issued by their regular broker-dealers or entities that may be deemed affiliates of those regular broker-dealers (as defined in Rule 10b-1 under the Investment Company Act) as follows:

Prime Master Fund

(corresponding master fund for UBS Select Prime Institutional Fund, UBS Select Prime Preferred Fund, UBS Select Prime Investor Fund and UBS Select Prime Capital Fund)

Issuer	Type of security	Value
Barclays Bank PLC	Repurchase agreement	$2,250,000,000
Deutsche Bank Financial LLC	Commercial paper	474,575,366
Deutsche Bank Securities, Inc.	Repurchase agreement	1,508,000,000
Goldman Sachs & Co.	Repurchase agreement	800,000,000
JPMorgan Chase & Co.	Commercial paper	259,876,933
Morgan Stanley & Co.	Repurchase agreement	300,000,000
Societe Generale	Commercial paper	1,023,404,029

Treasury Master Fund

(corresponding master fund for UBS Select Treasury Institutional Fund, UBS Select Treasury Preferred Fund, UBS Select Treasury Investor Fund and UBS Select Treasury Capital Fund)

Issuer	Type of security	Value
Barclays Bank PLC	Repurchase agreement	$1,300,000,000
Deutsche Bank AG	Repurchase agreement	1,272,700,000
Goldman Sachs & Co.	Repurchase agreement	1,215,000,000
Morgan Stanley & Co.	Repurchase agreement	400,000,000

As of April 30, 2011, the corresponding master fund for UBS Select Tax-Free Institutional Fund, UBS Select Tax-Free Preferred Fund, UBS Select Tax-Free Investor Fund and UBS Select Tax-Free Capital Fund did not own securities issued by its regular broker-dealers or entities that may be deemed affiliates of those regular broker-dealers (as defined in Rule 10b-1 under the Investment Company Act).

Additional information regarding redemptions; financial institutions

Additional redemption information. The redemption price may be more or less than the shareholder's cost, depending on the market value of each fund's portfolio at the time, although the funds attempt to maintain a constant net asset value of $1.00 per share.

If conditions exist that make cash payments undesirable, each fund reserves the right to honor any request for redemption by making payment in whole or in part in securities chosen by the fund and valued in the same way as they would be valued for purposes of computing the fund's net asset value. If payment is made in securities, the shareholder may incur expenses in converting these securities into cash.

Financial institutions. The funds may authorize financial institutions and their delegates or agents to accept on the funds' behalf purchase and redemption orders that are in "good form" in accordance with the policies of those institutions. A fund will be deemed to have received these purchase and redemption orders when such an institution or its delegate or agent accepts them. Like all customer orders, these orders will be priced based on a fund's net asset value next computed after receipt of the order by the financial institutions and their delegates or their agents.

Valuation of shares

Each feeder fund uses its best efforts to maintain its net asset value at $1.00 per share. The funds' net asset values per share are typically determined by the funds' custodian, State Street Bank and Trust Company ("State Street").

Each master fund values its portfolio securities in accordance with the amortized cost method of valuation under Rule 2a-7 (the "Rule") under the Investment Company Act. To use amortized cost to value its portfolio securities, a master fund must adhere to certain conditions under the Rule relating to its investments, some of which are discussed in this SAI. Amortized cost is an approximation of market value of an instrument, whereby the difference between its acquisition cost and value at maturity is amortized on a straight-line basis over the remaining life of the instrument. The effect of changes in the market value of a security as a result of fluctuating interest rates is not taken into account, and thus the amortized cost method of valuation may result in the value of a security being higher or lower than its actual market value. If a large number of redemptions take place at a time when interest rates have increased, the master funds might have to sell portfolio securities prior to maturity and at a price that might not be desirable.

The master funds' board has established procedures ("Procedures") for the purpose of stabilizing the value of a master fund's net assets within 1/2 of 1% of the value determined based on amortized cost. The Procedures include a review of the extent of any deviation of net asset value, based on available market quotations. If that deviation exceeds 1/2 of 1% for a master fund, the board will promptly consider whether any action should be initiated to eliminate or reduce material dilution or other unfair results to shareholders. Such action may include redeeming interests in kind, selling portfolio securities prior to maturity, reducing or withholding dividends and utilizing a net asset value as determined by using available market quotations. In addition, if the board determines that a fund can no longer maintain a constant net asset value of $1.00 per share, the fund may, as part of converting to a market-based net asset value, take steps to: (i) temporarily suspend the offering of fund shares; (ii) delay the payment of redemption proceeds for up to seven days, as permitted by the Investment Company Act; and (iii) price its shares once a day at the last current valuation time (e.g., 5:00 p.m., Eastern time for UBS Select Prime Capital Fund, UBS Select Prime Institutional Fund, UBS Select Prime Investor Fund, UBS Select Prime Preferred Fund, UBS Select Treasury Capital Fund, UBS Select Treasury Institutional Fund, UBS Select Treasury Investor Fund and UBS Select Treasury Preferred Fund; 12:00 p.m. (noon) (for purchases and redemptions)/2:00 p.m. (for purchases only) Eastern time for UBS Select Tax-Free Capital Fund, UBS Select Tax-Free Institutional Fund, UBS Select Tax-Free Investor Fund and UBS Select Tax-Free Preferred Fund).

Each master fund will maintain a dollar-weighted average portfolio maturity of 60 days or less and a dollar-weighted average life for its portfolio of 120 days or less, will not purchase any instrument having, or deemed to have, a remaining maturity of more than 397 days, will limit portfolio investments, including repurchase agreements, to those US-dollar denominated instruments that are of high quality under the Rule and that UBS Global AM, acting pursuant to the Procedures, determines present minimal credit risks, and will comply with certain reporting and recordkeeping procedures. If amortized cost ceases to represent fair value, the board will take appropriate action.

In determining the approximate market value of portfolio investments, the master funds may employ outside organizations, which may use a matrix or formula method that takes into consideration market indices, matrices, yield curves and other specific adjustments. This may result in the securities being valued at a price different from the price that would have been determined had the matrix or formula method not been used. Other assets, if any, are valued at fair value as determined in good faith by or under the direction of the Master Trust's board.

Taxes

Qualification as a regulated investment company. Each feeder fund intends to qualify or to continue to qualify for treatment as a regulated investment company ("RIC") under Subchapter M of the Internal Revenue Code. To so qualify, each feeder fund must distribute to its shareholders in each taxable year an amount at least equal to the sum of 90% of its investment company taxable income (consisting generally of net investment income and net short-term capital gain, if any, determined without regard to any deduction for dividends paid) and any net tax-exempt income and must meet several additional requirements. Among these requirements are the following: (1) the feeder fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of securities, net income derived from an interest in a qualified publicly-traded partnership and certain other income; (2) at the close of each quarter of the feeder fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, US government securities, securities of other RICs and other securities that are limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the feeder fund's total assets nor 10% of the voting securities of such issuer; and (3) at the close of each quarter of the feeder fund's taxable year, not more than 25% of the value of its total assets may be invested in securities (other than US government securities or the securities of other RICs) of any one issuer, in two or more issuers that the fund controls and which are engaged in the same or similar trades or businesses or of one or more qualified publicly-traded partnerships.

By qualifying for treatment as a RIC, the feeder fund (but not its shareholders) will be relieved of federal income tax on the portion of its investment company taxable income and net capital gain that it distributes to shareholders, provided that it distributes at least 90% of its investment company taxable income and net tax-exempt income for the taxable year. If the feeder fund failed to qualify for treatment as a RIC for any taxable year, (1) it would be taxed as an ordinary corporation on the full amount of its taxable income for that year without being able to deduct the distributions it makes to its shareholders and (2) the shareholders would treat all those distributions (including distributions that would otherwise be "exempt interest dividends," as discussed below) as dividends (that would generally be taxed as ordinary income) to the extent of the fund's earnings and profits. In addition, the feeder fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make substantial distributions before requalifying for RIC treatment.

Taxes on fund distributions. Distributions of investment company taxable income are taxable to you, whether paid in cash or reinvested in fund shares. Distributions of net investment income received by each fund from investments in debt securities and any net realized short-term capital gains distributed by each fund will be taxable to shareholders as ordinary income (except to the extent that such dividends are designated as exempt interest dividends) and will not be eligible for the dividends-received deduction for corporations. Due to their investment strategies, each feeder fund will not typically derive material amounts of net long-term capital gains.

Although current tax law generally provides for a minimum tax rate for individual taxpayers of 15% on certain qualifying dividend income, distributions from funds such as these feeder funds investing primarily in bonds and other debt instruments via the master funds will not generally qualify for the lower tax rates.

Dividends paid by each of UBS Select Tax-Free Institutional Fund, UBS Select Tax-Free Preferred Fund, UBS Select Tax-Free Investor Fund and UBS Select Tax-Free Capital Fund (each a "municipal money market fund") will generally qualify as "exempt-interest dividends," and thus will be excludable from gross income by its shareholders, if the fund satisfies the additional requirement that, at the close of each quarter of its taxable year, at least 50% of the value of its total assets (including their proportionate share of investments made through investment in a master fund) consists of securities the interest on which is excludable from gross income under Section 103(a) of the Internal Revenue Code. Each municipal money market fund intends to continue to satisfy this requirement. The aggregate amount annually designated by a municipal money market fund as exempt-interest dividends may not exceed its interest for the year that is excludable under Section 103(a) (including their proportionate share of such interest earned by a master fund) over certain amounts disallowed as deductions.

It should be noted that dividends paid by each of UBS Select Tax-Free Institutional Fund, UBS Select Tax-Free Preferred Fund, UBS Select Tax-Free Investor Fund and UBS Select Tax-Free Capital Fund will generally be subject to applicable state and local income taxes.

Tax-exempt interest attributable to certain PABs (including, in the case of a municipal money market fund receiving interest on those bonds, a proportionate part of the exempt-interest dividends it pays) is an item of tax preference for purposes of the federal alternative minimum tax ("AMT"). Exempt-interest dividends received by a corporate shareholder also may be indirectly subject to the AMT without regard to whether a municipal money market fund's tax-exempt interest was attributable to those bonds. PABs are issued by or on behalf of public authorities to finance various privately operated facilities and are described in this SAI.

Entities or persons who are "substantial users" (or persons related to "substantial users") of facilities financed by IDBs or PABs should consult their tax advisers before purchasing shares of a municipal money market fund because, for users of certain of these facilities, the interest on those bonds is not exempt from federal income tax. For these purposes, the term "substantial user" is defined generally to include a "non-exempt person" who regularly uses in its trade or business a part of a facility financed from the proceeds of IDBs or PABs.

Up to 85% of social security and railroad retirement benefits may be included in taxable income for recipients whose adjusted gross income (including income from tax-exempt sources such as a municipal money market fund) plus 50% of their benefits exceed certain base amounts. Exempt-interest dividends from the municipal money market funds still are tax-exempt to the extent described above; they are only included in the calculation of whether a recipient's income exceeds the established amounts.

If a municipal money market fund invests in any instruments that generate taxable income, the portion of any fund dividend attributable to the interest earned thereon will be taxable to its shareholders as ordinary income to the extent of its earnings and profits and only the remaining portion will qualify as an exempt-interest dividend. The respective portions will be determined by the "actual earned" method, under which the portion of any dividend that qualifies as an exempt-interest dividend may vary, depending on the relative proportions of tax-exempt and taxable interest earned during the dividend period. Moreover, if a municipal money market fund realizes capital gain as a result of market transactions, any distribution of that gain will be taxable to its shareholders.

Each municipal money market fund may invest (through their investment in a master fund) in municipal bonds that are purchased, generally not on their original issue, with market discount (that is, at a price less than the principal amount of the bond or, in the case of a bond that was issued with original issue discount, a price less than the amount of the issue price plus accrued original issue discount) ("municipal market discount bonds"). If a bond's market discount is less than the product of (1) 0.25% of the redemption price at maturity times (2) the number of complete years to maturity after the taxpayer acquired the bond, then no market discount is considered to exist. Gain on the disposition of a municipal market discount bond (other than a bond with a fixed maturity date within one year from its issuance) generally is treated as ordinary (taxable) income, rather than capital gain, to the extent of the bond's accrued market discount at the time of disposition. Market discount on such a bond generally is accrued ratably, on a daily basis, over the period from the acquisition date to the date of maturity. In lieu of treating the disposition gain as above, a municipal money market fund may elect to include market discount in its gross income currently, for each taxable year to which it is attributable.

Taxable distributions to non-residents may be subject to a 30% withholding tax. Distributions to nonresidents of short-term capital gains and interest income are expected to be subject to withholding tax because certain detailed information necessary for a potential exemption that has expired but which may be re-instituted by

Congress is not maintained or expected to be available. Exempt-interest dividends paid by the municipal money market funds are not subject to withholding. Moreover, unless a non-U.S. shareholder (other than an individual) complies with certain U.S. tax reporting (and in some cases withholding) requirements that generally relate to the entity's or account's U.S. owners, each fund will be required to withhold U.S. federal withholding taxes at a 30% rate on dividends and redemption proceeds paid after 2014. Shareholders may be requested to provide additional information to each fund to enable the fund to determine whether withholding is required.

Each fund will be subject to a nondeductible 4% excise tax to the extent it fails to distribute by the end of any calendar year substantially all its ordinary (i.e., taxable) income for that year and any capital gain net income for the one-year period ending October 31 of that year, plus certain other amounts.

The foregoing is a general, abbreviated summary of certain provisions of the federal tax laws currently in effect as they directly govern the taxation of shareholders of each fund. These provisions are subject to change by legislative or administrative action, and any such change may be retroactive with respect to fund transactions. Shareholders are advised to consult with their own tax advisers for more detailed information concerning federal tax matters.

Tax treatment of master funds. Each master fund will be treated as a non-publicly traded partnership for federal income tax purposes rather than as a RIC or a corporation under the Internal Revenue Code. Under the rules applicable to a non-publicly traded partnership, a proportionate share of any interest, dividends, gains and losses of a corresponding master fund will be deemed to have been realized (i.e., "passed through") to its interestholders (including a fund) regardless of whether any amounts are actually distributed by the master fund. Each interestholder in a master fund will be taxed on such proportionate share, as determined in accordance with the governing instruments of the master fund, the Internal Revenue Code and applicable regulations, in determining such interestholder's federal income tax liability. Therefore, to the extent that a master fund were to accrue but not distribute any income or gains, a fund investing in the master fund would be deemed to have realized its proportionate share of such income or gains without receipt of any corresponding distribution. However, each of the master funds will seek to minimize recognition by its interestholders (including the funds) of income and gains without a corresponding distribution. Furthermore, each master fund's assets, income and distributions will be managed in such a way that an interestholder in a master fund will be able to continue to qualify as a RIC by investing its assets through the master fund.

Backup withholding. Each fund is required to withhold 28% (scheduled to increase to 31% after 2012) of all dividends payable to individuals and certain other non-corporate shareholders who do not provide the fund or UBS Financial Services Inc. with a correct taxpayer identification number or who are otherwise subject to backup withholding.

Potential conflicts of interest

Activities of UBS Global Asset Management (Americas) Inc. and its affiliates (collectively, "UBS Global Asset Management"), UBS Securities LLC and UBS Financial Services Inc. and their affiliates (collectively, "UBS") and other accounts managed by UBS

UBS Global Asset Management is a large asset management firm with approximately $612 billion in assets under management worldwide as of December 31, 2011.1 UBS Global Asset Management offers investment

1  UBS Global Asset Management (Americas) Inc. managed approximately $149 billion as of December 31, 2011.

capabilities and investment styles across all major traditional and alternative asset classes, including equity, fixed income, currency, hedge fund, real estate, infrastructure and private equity investment capabilities that can also be combined in multi-asset strategies. UBS Global Asset Management has around 3,800 employees located in 25 countries. UBS Global Asset Management is headquartered in London with other main offices in Chicago, Frankfurt, Hartford, Hong Kong, New York, Paris, Sydney, Tokyo, Toronto and Zurich.

UBS is a worldwide full-service investment banking, broker-dealer, asset management and financial services organization. As a result, UBS Global Asset Management and UBS (including, for these purposes, their directors, partners, officers and employees) worldwide, including the entities and personnel who may be involved in the investment activities and business operations of the funds, are engaged in businesses and have interests other than that of managing the funds. These activities and interests include potential multiple advisory, transactional, financial, consultative, and other interests in transactions, companies, securities and other instruments that may be engaged in, purchased or sold by the funds. This section sets forth considerations of which investors in the funds should be aware, and which may cause conflicts of interest on the part of UBS and UBS Global Asset Management that could disadvantage the funds. To address these potential conflicts, UBS and UBS Global Asset Management have established various policies and procedures that are reasonably designed to detect and prevent these potential conflicts of interest and prevent the funds from being disadvantaged.

Prospective investors should carefully review the following, which more fully describes these and other potential conflicts of interest presented by UBS Global Asset Management's and UBS' other businesses and interests.

Potential conflicts relating to portfolio decisions, the sale of fund shares and the allocation of investment opportunities

UBS' other activities may have an impact on the funds. UBS Global Asset Management makes decisions for the funds in accordance with its obligations as investment advisor to the funds. However, UBS' other activities may, at the same time have a negative impact on the funds. As a result of the various activities and interests of UBS, it is likely that the funds will have multiple business relationships with, engage in transactions with, make voting decisions with respect to, or obtain services from UBS and other entities for which UBS performs or seeks to perform investment banking or other services. It is also likely that the funds will undertake transactions in securities in which UBS makes a market or otherwise has other direct or indirect interests.

UBS conducts extensive broker-dealer, banking and other activities around the world and provides investment banking, broker-dealer, prime brokerage, administrative and other services to clients which may involve markets and securities in which the funds invest. These activities will give UBS broad access to the current status of certain markets and investments. As a result of the activities described in this paragraph and the access and knowledge arising from those activities, parts of UBS may be in possession of information in respect of markets and investments, which, if known to UBS Global Asset Management, might cause UBS Global Asset Management to seek to dispose of, retain or increase interests in investments held by a fund or acquire certain positions on behalf of a fund. UBS will be under no duty to make any such information available to the funds or personnel of UBS Global Asset Management making investment decisions on behalf of the funds and maintains information barriers designed to prevent the misuse of such information. In general, personnel of UBS Global Asset Management making investment decisions will make decisions based solely upon information known by such decision makers without regard to information known by other UBS personnel.

In conformance with a fund's investment objective and subject to compliance with applicable law, UBS Global Asset Management may purchase securities for a fund during an underwriting or other offering of securities in which a broker/dealer affiliate acts as a manager, co-manager, underwriter or placement agent, or receives a benefit in the form of management, underwriting, or other fees. Affiliates of UBS Global Asset Management may act in other capacities in such offerings for which a fee, compensation, or other benefit will be received. From time to time, affiliates of UBS Global Asset Management will be current investors in companies engaged in an offering of securities which UBS Global Asset Management may purchase on behalf of its clients. Such purchases may provide a direct or indirect benefit to UBS Global Asset Management affiliates acting as a selling shareholder. UBS Global Asset Management may also participate in structured fixed income offerings of securities in which a related person may serve as trustee, depositor, originator, service agent or other service provider in which fees will be paid to such related person. Further, a related person may act as originator and/or servicing agent of loans or receivables for a structured fixed income offering in which UBS Global Asset Management may invest fund assets. Participation in such offering may directly or indirectly relieve financial obligations of related persons.

UBS Global Asset Management may purchase or sell, or recommend for purchase or sale, for its investment advisory clients securities of companies: (i) with respect to which its affiliates act as an investment banker or financial adviser; (ii) with which its affiliates have other confidential relationships; (iii) in which its affiliates maintain a position or (iv) for which its affiliates make a market; or in which it or its officers, directors or employees or those of its affiliates own securities or otherwise have an interest. Except to the extent prohibited by law or regulation or by client instruction, UBS Global Asset Management may recommend to its clients, or purchase for its clients, securities of issuers in which UBS has an interest as described in this paragraph.

UBS' financial and other interests and relationships may incentivize UBS to promote the sale of fund shares. UBS, its personnel and other financial service providers, have interests in promoting sales of the funds. UBS Global Asset Management may also make cash and non-cash payments to banks, broker-dealers, insurance companies, financial planning firms and other financial intermediaries, that sell shares of the funds, subject to UBS Global Asset Management's internal policies and procedures. The source of such payments may come from sales charges on such shares, 12b-1 fees collected from the fund and/or from the underwriter's own resources (including through transfers from affiliates). Payments made out of the underwriter's own resources are often referred to as "revenue sharing." Please read the section entitled "Investment advisory, administration and principal underwriting arrangements" for more information.

With respect to both UBS and its personnel, the remuneration and profitability relating to services to and sales of the funds or other products may be greater than the remuneration and profitability relating to services to and sales of other products that might be provided or offered by UBS or other third parties. UBS and its sales personnel may directly or indirectly receive a portion of the fees and commissions charged to the funds or their shareholders. UBS and its advisory or other personnel may also benefit from increased amounts of assets under management. Fees and commissions charged to the funds may also be higher than for other products or services, and the remuneration and profitability to UBS and such personnel resulting from transactions on behalf of or management of the funds may be greater than the remuneration and profitability resulting from similar transactions for other funds or products.

UBS also may have relationships with, and purchase, or distribute or sell, services or products from or to, distributors, consultants and others who recommend the funds, or who engage in transactions with or for the funds. For example, UBS regularly participates in industry and consultant sponsored conferences and may purchase educational, data or other services from consultants or other third parties that it deems to be of value to its personnel and its business. The products and services purchased from consultants may include, but are not limited to, those that help UBS understand the consultant's points of view on the investment management process. Consultants and other parties that provide consulting or other services to potential investors in the funds may receive fees from UBS or the funds in connection with the distribution of shares in the funds or other UBS products. For example, UBS may enter into revenue or fee sharing arrangements with consultants, service providers, and other intermediaries relating to investments in mutual funds, collective trusts, or other products or services offered or managed by UBS Global Asset Management. UBS may also pay a fee for membership in industry-wide or state and municipal organizations or otherwise help sponsor conferences and educational forums for investment industry participants including, but not limited to, trustees, fiduciaries, consultants, administrators, state and municipal personnel and other clients. UBS' membership in such organizations allows UBS to participate in these conferences and educational forums and helps UBS interact with conference participants and to develop an understanding of the points of view and challenges of the conference participants. In addition, UBS' personnel, including employees of UBS, may have board, advisory, brokerage or other relationships with issuers, distributors, consultants and others that may have investments in the funds or that may recommend investments in the funds. In addition, UBS, including UBS Global Asset Management, may make charitable contributions to institutions, including those that have relationships with clients or personnel of clients. UBS' personnel may also make political contributions. As a result of the relationships and arrangements described in this paragraph, consultants, distributors and other parties may have conflicts associated with their promotion of the funds or other dealings with the funds that create incentives for them to promote the funds or certain portfolio transactions.

To the extent permitted by applicable law, UBS Global Asset Management may make payments to authorized dealers and other financial intermediaries ("Intermediaries") from time to time to promote the funds. The additional payments by UBS Global Asset Management may also compensate Intermediaries for subaccounting, administrative and/or shareholder processing services that are in addition to the fees paid for these or similar services by the funds. Payments made by UBS Global Asset Management may vary between different Intermediaries. Please read the section entitled "Investment advisory, administration and principal underwriting arrangements" for more information.

Potential conflicts relating to the allocation of investment opportunities among the funds and other UBS accounts. UBS Global Asset Management manages accounts of certain clients by means of separate accounts ("Separate Accounts"). With respect to the funds, UBS Global Asset Management may follow a strategy that is expected to be similar over time to that utilized by the Separate Accounts. The funds and the Separate Account clients are subject to independent management and, given the independence in the implementation of advice to these accounts, there can be no assurance that such investment advice will be implemented simultaneously. Neither UBS Global Asset Management nor its affiliates will know when advice issued has been executed (if at all) and, if so, to what extent. While each will use reasonable endeavors to procure timely execution, it is possible that prior execution for or on behalf of the Separate Accounts could adversely affect the prices and availability of the securities, currencies and instruments in which a fund invests.

Other potential conflicts relating to the management of the funds by UBS Global Asset Management

Potential restrictions and issues relating to information held by UBS. From time to time and subject to UBS Global Asset Management's policies and procedures regarding information barriers, UBS Global Asset Management may consult with personnel in other areas of UBS, or with persons unaffiliated with UBS. The performance by such persons of obligations related to their consultation with personnel of UBS Global Asset Management could conflict with their areas of primary responsibility within UBS or elsewhere. There will be no obligation on the part of such persons to make available for use by the funds any information or strategies known to them or developed in connection with their own client, proprietary or other activities. In addition, UBS will be under no obligation to make available any research or analysis prior to its public dissemination.

In connection with its management of the funds, UBS Global Asset Management may have access to certain fundamental analysis and proprietary technical models developed by UBS Global Asset Management or its affiliates (including UBS). UBS Global Asset Management will not be under any obligation, however, to effect transactions on behalf of the funds in accordance with such analysis and models. In addition, neither UBS Global Asset Management nor any of its affiliates (including UBS) will have any obligation to make available any information regarding their proprietary activities or strategies, or the activities or strategies used for other accounts managed by them, for the benefit of the management of the funds, and it is not anticipated that UBS Global Asset Management will have access to such information for the purpose of managing the funds. The proprietary activities or portfolio strategies of UBS Global Asset Management and its affiliates (including UBS) or the activities or strategies used for accounts managed by them or other client accounts could conflict with the transactions and strategies employed by UBS Global Asset Management, and have adverse effects on the funds.

Potential conflicts relating to UBS' and UBS Global Asset Management's proprietary activities and activities on behalf of other accounts. Transactions undertaken by UBS or client accounts managed by UBS ("Client Accounts") may adversely impact the funds. UBS and one or more Client Accounts may buy or sell positions while a fund is undertaking the same or a differing, including potentially opposite, strategy, which could disadvantage the fund. For example, an equity fund (but not these money market funds) may establish a short position in a security and UBS or other Client Accounts may buy that same security. The subsequent purchase may result in an increase of the price of the underlying position in the short sale exposure of the equity fund and such increase in price would be to the equity fund's detriment. Conversely, the equity fund may buy a security and UBS or Client Accounts may establish a short position in that same security. The subsequent short sale may result in impairment of the price of the security which the equity fund holds. Conflicts may also arise because portfolio decisions regarding the equity fund may benefit UBS or other Client Accounts. For example, the sale of a long position or establishment of a short position by the equity fund may impair the price of the same security sold short by (and therefore benefit) UBS or other Client Accounts, and the purchase of a security or covering of a short position in a security by the equity fund may increase the price of the same security held by (and therefore benefit) UBS or other Client Accounts.

The directors, officers and employees of UBS and UBS Global Asset Management may buy and sell securities or other investments for their own accounts or for seed capital accounts (including through investment funds managed by UBS and UBS Global Asset Management). As a result of differing trading and investment strategies or constraints, positions may be taken by directors, officers and employees that are the same, different from or made at different times than positions taken for a fund. To reduce the possibility that a fund will be materially adversely affected by the personal or proprietary trading described above, the funds, UBS and UBS Global Asset Management, have established policies and procedures that restrict securities trading in the personal accounts of investment professionals and others who normally come into possession of information regarding the funds' portfolio transactions.

UBS Global Asset Management's affiliates have direct or indirect interests in electronic communication networks and alternative trading systems (collectively "ECNs"). UBS Global Asset Management, in accordance with its fiduciary obligation to seek to obtain best execution, may execute client trades through ECNs in which its related persons have, or may acquire, an interest. A related person may receive compensation based upon its ownership percentage in relation to the transaction fees charged by the ECNs. UBS Global Asset Management will execute through an ECN in which a related person has an interest only in situations where it reasonably believes such transactions will be in the best interests of its clients and the requirements of applicable law have been satisfied.

In accordance with Section 11(a) of the Securities Exchange Act of 1934, as amended, and the rules thereunder, UBS Global Asset Management's affiliates may effect transactions for funds or advisory client accounts on a national securities exchange of which an affiliate is an equity owner and/or a member and may retain compensation in connection with those transactions.

Gifts and entertainment. From time to time, directors, officers and employees of UBS and UBS Global Asset Management may receive gifts and/or entertainment from clients, intermediaries, or service providers to the funds, UBS and UBS Global Asset Management, which could have the appearance of affecting or may potentially affect the judgment of the directors, officers and employees or the manner in which they conduct business on behalf of the funds, UBS and UBS Global Asset Management. To reduce the appearance of impropriety and the possibility that the funds may be materially adversely affected by such gifts and entertainment, UBS and UBS Global Asset Management have established policies and procedures that restrict the receipt of gifts and entertainment from clients, intermediaries, or service providers to the funds, UBS and UBS Global Asset Management.

UBS may in-source or outsource. Subject to applicable law, UBS, including UBS Global Asset Management, may from time to time and without notice to investors in-source or outsource certain processes or functions in connection with a variety of services that it provides to the funds in its administrative or other capacities. Such in-sourcing or outsourcing may give rise to additional conflicts of interest.

Selection of brokers and dealers and commission rates

While UBS Global Asset Management selects brokers primarily on the basis of the execution capabilities, UBS Global Asset Management, in its discretion, may cause a client to pay a commission to brokers or dealers for effecting a transaction for that client in excess of the amount another broker or dealer would have charged for effecting that transaction. This may be done when UBS Global Asset Management has determined in good faith that the commission is reasonable in relation to the value of the execution, brokerage and/or research services provided by the broker. UBS Global Asset Management's arrangements for the receipt of research services from brokers may create conflicts of interest, in that UBS Global Asset Management has an incentive to choose a broker or dealer that provides research services, instead of one that charges a lower commission rate but does not provide any research.

UBS Global Asset Management does not allocate the relative costs or benefits of research received from brokers or dealers among clients because UBS Global Asset Management believes that the research received is, in the aggregate, of assistance in fulfilling UBS Global Asset Management's overall responsibilities to clients. The research may be used in connection with the management of accounts other than those for which trades are executed by the brokers or dealers providing the research. UBS Global Asset Management may receive a variety of research services and information on many topics, which UBS Global Asset Management can use in connection with its management responsibilities with respect to the various accounts over which it exercises investment discretion or otherwise provides investment advice. These topics include: issuers, industries, securities, economic factors and trends, portfolio strategy, the performance of accounts, statistical information, market data, earnings estimates, credit analysis, pricing, risk measurement analysis, and other information that may affect US or foreign economies, security prices, or management of the portfolio.

The research services may include written reports, pricing and appraisal services, market data services, analysis of issues raised in proxy statements, educational seminars, subscriptions to trade journals, portfolio attribution and monitoring services and computer software and access charges which are directly related to investment research. Research services may be received in the form of written reports, online services, telephone contacts and personal meetings with security analysts, economists, corporate and industry spokespersons, investment consultants and government representatives. Research services are either provided directly by broker-dealers or generated by third parties and are provided by the brokerage firm to which the commissions are paid including commission sharing arrangements.

Certain services may be mixed use, or used for research purposes as well as other purposes. Payment for these services is made as follows: the portion allocated to research is paid for through commissions, and the portion allocated to other purposes is paid for by UBS Global Asset Management. This allocation is determined by UBS Global Asset Management's Best Execution and Trading Committee in good faith and based on objective criteria, to the extent available, of the amounts used for research and non-research purposes; however, the decision regarding what amounts are paid by UBS Global Asset Management versus paid by clients through commissions presents a conflict of interest. Research services received from brokers and dealers may be supplemental to UBS Global Asset Management's own research efforts and, when utilized, are subject to internal analysis before being incorporated into UBS Global Asset Management's investment process. As a practical matter, it would not be possible for UBS Global Asset Management to generate all of the information presently provided by brokers and dealers.

UBS Global Asset Management may receive in-house or proprietary research from dealers that execute trades on a principal basis for its clients. The research received will be of the type described above, excluding third-party research services.

Potential regulatory restrictions on investment advisor activity

From time to time, the activities of the funds may be restricted because of regulatory requirements applicable to UBS and/or its internal policies designed to comply with, limit the applicability of, or otherwise relate to such requirements. A client not advised by UBS would not be subject to some of those considerations. There may be periods when UBS Global Asset Management may not initiate or recommend certain types of transactions, or may otherwise restrict or limit its advice with respect to certain securities or instruments issued by or related to companies for which UBS is performing investment banking, market making or other services or has proprietary positions or otherwise has come into possession of material inside information. For example, when UBS is engaged in an underwriting or other distribution of securities of, or advisory services for, a company, the funds may be prohibited from or limited in purchasing or selling securities of that company. Similar situations could arise if UBS personnel serve as directors of companies the securities of which a fund wishes to purchase or sell. The larger UBS Global Asset Management's investment advisory business and UBS' businesses, the larger the potential that these restricted list policies will impact investment transactions. However, if permitted by applicable law, a fund may purchase securities or instruments that are issued by such companies or are the subject of an underwriting, distribution, or advisory assignment by UBS, or in cases in which UBS personnel are directors or officers of the issuer.

The investment activities of UBS for its proprietary accounts and for Client Accounts may also limit the investment strategies and rights of the funds. For example, in regulated industries, in certain emerging or international markets, in corporate and regulatory ownership definitions, and in certain futures and derivative transactions, there may be limits on the aggregate amount of investment by affiliated investors that may not be exceeded without the grant of a license or other regulatory or corporate consent or, if exceeded, may cause UBS, the funds or other Client Accounts to suffer disadvantages or business restrictions. If certain aggregate ownership thresholds are reached or certain transactions undertaken, the ability of UBS Global Asset Management on behalf of a fund to purchase or dispose of investments, or exercise rights or undertake business transactions, may be restricted by regulation or otherwise impaired. As a result, UBS Global Asset Management on behalf of a fund may limit purchases, sell existing investments, or otherwise restrict or limit the exercise of rights (including voting rights) when UBS Global Asset Management, in its sole discretion, deems it appropriate.

UBS Global Asset Management and its affiliates, including, without limitation, UBS and its advisory affiliates, have proprietary interests in, and may manage or advise with respect to, accounts or funds (including separate accounts, other funds and collective investment vehicles) that have investment objectives similar to those of the funds and/or that engage in transactions in the same types of securities, currencies and instruments as the funds. UBS and its affiliates are also major participants in the global currency, equities, swap and fixed income markets, in each case both on a proprietary basis and for the accounts of customers. As such, UBS and its affiliates may be actively engaged in transactions in the same securities, currencies, and instruments in which the funds invest. Such activities could affect the prices and availability of the securities, currencies, and instruments in which the funds invest, which could have an adverse impact on a fund's performance. Such transactions, particularly in respect of most proprietary accounts or client accounts, will be executed independently of the funds' transactions and thus at prices or rates that may be more or less favorable than those obtained by the funds. UBS Global Asset Management has developed policies and procedures consistent with regulatory requirements that provide that it will allocate investment opportunities and make purchase and sale decisions among the funds and other client accounts in a manner that it considers, in its sole discretion and consistent with its fiduciary obligation to each account, to be reasonable. Allocations may be based on numerous factors and may not always be pro rata based. Thus, this system may adversely affect the size or price of the assets purchased or sold for the funds.

The results of the funds' investment activities may differ significantly from the results achieved by UBS Global Asset Management and its affiliates for their proprietary accounts or other accounts (including investment companies or collective investment vehicles) managed or advised by them. It is possible that UBS Global Asset Management and its affiliates and such other accounts will achieve investment results that are substantially more or less favorable than the results achieved by the funds. Moreover, it is possible that a fund will sustain losses during periods in which UBS Global Asset Management and its affiliates achieve significant profits on their trading for proprietary or other accounts. The opposite result is also possible.

The investment activities of UBS Global Asset Management and its affiliates for their proprietary accounts and accounts under their management may also limit the investment opportunities for a fund in certain emerging and other markets in which limitations are imposed upon the amount of investment, in the aggregate or in individual issuers, by affiliated foreign investors.

From time to time, the funds' activities may also be restricted because of regulatory restrictions applicable to UBS Global Asset Management and its affiliates, and/or their internal policies designed to comply with such restrictions. As a result, there may be periods, for example, when UBS Global Asset Management, and/or its affiliates, will not initiate or recommend certain types of transactions in certain securities or instruments with respect to which UBS Global Asset Management and/or its affiliates are performing services or when position limits have been reached where such securities or instruments otherwise would have been permissible investments for the funds. Additionally, the funds or certain accounts may be licensed to trade securities or engage in transactions in certain jurisdictions while other funds and accounts are not licensed.

In addition, certain officers and certain employees of UBS Global Asset Management are also officers or employees of UBS, or its affiliated entities. As a result, the performance by these officers and employees of their obligations to such other entities may be a consideration of which investors in the funds should be aware.

UBS Global Asset Management may enter into transactions and invest in securities, instruments and currencies on behalf of a fund where customers of UBS or, to the extent permitted by the SEC, UBS itself, serves as the counterparty, principal or issuer. In such cases, such party's interests in the transaction will be adverse to the interests of the fund, and such party may have no incentive to assure that the fund obtains the best possible prices or terms in connection with the transaction. In addition, the purchase, holding and sale of such investments by the fund may enhance the profitability of UBS Global Asset Management and/or UBS. UBS and its affiliates may also create, write or issue derivative instruments for customers of UBS or its affiliates, the underlying securities, currencies or instruments of which may be those in which a fund invests or which may be based on the performance of a fund. The funds may, subject to applicable law, purchase investments that are the subject of an underwriting or other distribution by UBS or its affiliates and may also enter into transactions with other clients of UBS Global Asset Management or its affiliates where such other clients have interests adverse to those of the funds. At times, these activities may cause UBS Global Asset Management or its affiliates to give advice to clients that may cause these clients to take actions adverse to the interests of the funds. To the extent affiliated transactions are permitted, the funds will deal with UBS Global Asset Management, UBS and its affiliates on an arms-length basis. UBS Global Asset Management or UBS may also have an ownership interest in certain trading or information systems used by the funds. The fund's use of such trading or information systems may enhance the profitability of UBS Global Asset Management and its affiliates.

It is also possible that, from time to time, UBS Global Asset Management or any of its affiliates may, although they are not required to, purchase and hold shares of the funds. Increasing a fund's assets may enhance investment flexibility and diversification and may contribute to economies of scale that tend to reduce a fund's expense ratio. UBS Global Asset Management and its affiliates reserve the right to redeem at any time some or all of the shares of the funds acquired for their own accounts. A large redemption of shares of a fund by UBS Global Asset Management or its affiliates could significantly reduce the asset size of the fund, which might have an adverse effect on the fund's investment flexibility, portfolio diversification, expense ratio and may result in significant transaction costs. UBS Global Asset Management will consider the effect of redemptions on the fund and other shareholders in deciding whether and when to redeem its shares.

It is possible that the funds may invest in securities of companies with which UBS has or is trying to develop investment banking relationships as well as securities of entities in which UBS Global Asset Management or UBS has significant debt or equity investments or in which UBS makes a market. The funds also may invest in securities of companies to which UBS Global Asset Management or UBS provides or may someday provide research coverage. Such investments could cause conflicts between the interests of the funds and the interests of other UBS Global Asset Management or UBS clients. In making investment decisions for the funds, UBS Global Asset Management is not permitted to obtain or use material non-public information acquired by any division, department or affiliate of UBS Global Asset Management in the course of these activities. In addition, from time to time, UBS' activities may limit the funds' flexibility in purchases and sales of securities. When UBS is engaged in an underwriting or other distribution of securities of an entity, UBS Global Asset Management may be prohibited from purchasing or recommending the purchase of certain securities of that entity for the funds.

Present and future activities of UBS Global Asset Management and its affiliates, in addition to those described in this section, may give rise to additional conflicts of interest.

UBS Global Asset Management may buy for a fund securities or obligations of issuers in which UBS or other funds or accounts have made, or are making, an investment in securities or obligations that are subordinate or senior to securities of the fund. For example, a fund may invest in debt securities of an issuer at the same time that UBS or other funds or accounts are investing, or currently have an investment, in equity securities of the same issuer. To the extent that the issuer experiences financial or operational challenges which may impact the price of its securities and its ability to meet its obligations, decisions by UBS (including UBS Global AM) relating to what actions to be taken may also raise conflicts of interests and UBS may take actions for certain accounts that have negative impacts on other advisory accounts.

While UBS Global Asset Management will make proxy voting decisions as it believes appropriate and in accordance with UBS Global Asset Management's policies designed to help avoid conflicts of interest, proxy voting decisions made by UBS Global Asset Management with respect to a fund's portfolio securities may have the effect of favoring the interests of other clients or businesses of other divisions or units of UBS. UBS Global Asset Management's proxy voting policy is discussed in more detail in the section entitled "Proxy voting policies and procedures."

As a registered investment adviser under the Advisers Act, UBS Global AM is required to file a Form ADV with the SEC. Form ADV Part 2 contains information about assets under management, types of fee arrangements, types of investments, potential conflicts of interest, and other relevant information regarding UBS Global AM. A copy of UBS Global AM's Form ADV Parts 1 and 2 is available on the SEC's Web site (www.adviserinfo.sec.gov).

Other information

Delaware statutory trust. Although Delaware law statutorily limits the potential liabilities of a Delaware statutory trust's shareholders to the same extent as it limits the potential liabilities of a Delaware corporation's shareholders, shareholders of a fund could, under certain conflicts of laws jurisprudence in various states, be held personally liable for the obligations of the Trust or the funds. However, the Trust's Trust Instrument disclaims shareholder liability for acts or obligations of the Trust or its funds. The Trust Instrument provides for indemnification from each fund's property for all losses and expenses of any fund shareholder held personally liable for the obligations of a fund. Thus, the risk of a shareholder's incurring financial loss on account of shareholder liability is limited to circumstances in which a fund itself would be unable to meet its obligations, a possibility which UBS Global AM believes is remote and not material. Upon payment of any liability incurred by a shareholder solely by reason of being or having been a shareholder of a fund, the shareholder paying such liability will be entitled to reimbursement from the general assets of the fund. The trustees intend to conduct the operations of the funds in such a way as to avoid, as far as possible, ultimate liability of the shareholders for liabilities of the funds.

Voting rights. Shareholders of each fund are entitled to one vote for each full share held and fractional votes for fractional shares held. Voting rights are not cumulative and, as a result, the holders of more than 50% of all the shares of the Trust may elect all its board members. The shares of each series of the Trust will be voted separately, except when an aggregate vote of all the shares is required by law.

UBS Money Series does not hold annual meetings. There normally will be no meetings of shareholders to elect trustees unless fewer than a majority of the trustees holding office have been elected by shareholders. Shareholders of record holding no less than two thirds of the outstanding shares of UBS Money Series may remove a board member by vote cast in person or by proxy at a meeting called for that purpose. A meeting will be called to vote on the removal of a board member at the written request of holders of record of at least 10% of the outstanding shares of UBS Money Series.

Prior names. Prior to August 28, 2007, UBS Select Prime Institutional Fund was known as "UBS Select Money Market Fund," and UBS Select Treasury Institutional Fund was known as "UBS Select Treasury Fund." Prior to April 8, 2002, UBS Money Series was known as Brinson Money Series, and UBS Select Money Market Fund was known as "Brinson Select Money Market Fund." Prior to May 9, 2001, UBS Money Series was known as "Mitchell Hutchins LIR Money Series," and UBS Select Money Market Fund was known as "Mitchell Hutchins LIR Select Money Fund." Prior to July 28, 1999, UBS Money Series was known as "Mitchell Hutchins Institutional Series." Prior to August 28, 2007, the shares issued by UBS Select Prime Institutional Fund and UBS Select Treasury Institutional Fund had the designation "Institutional shares."

Custodian; transfer and dividend agent. State Street Bank and Trust Company, located at 2 Avenue de Lafayette, Boston, MA 02206-5501, is custodian of the master funds' assets. BNY Mellon Investment Servicing (US) Inc. ("BNY Mellon"), a subsidiary of BNY Mellon Bank, N.A., serves as each fund's transfer and dividend disbursing agent. BNY Mellon is located at 400 Bellevue Parkway, Wilmington, DE 19809.

Counsel. The law firm of Dechert LLP, 1775 I Street, N.W., Washington, D.C. 20006-2401, serves as counsel to the funds. Dechert LLP also has acted as counsel to UBS Global AM in connection with other matters. Stroock & Stroock & Lavan LLP, 180 Maiden Lane, New York, NY 10038, serves as independent counsel to the Independent Trustees.

Independent registered public accounting firm. Ernst & Young LLP, 5 Times Square, New York, New York 10036, serves as independent registered public accounting firm for the funds.

Financial statements

The Annual Reports to Shareholders for UBS Select Prime Institutional Fund, UBS Select Treasury Institutional Fund, UBS Select Tax-Free Institutional Fund, UBS Select Prime Preferred Fund, UBS Select Treasury Preferred Fund, UBS Select Tax-Free Preferred Fund, UBS Select Prime Investor Fund, UBS Select Treasury Investor Fund and UBS Select Tax-Free Investor Fund for the fiscal year ended April 30, 2011 are separate documents supplied with this SAI, and the financial statements, accompanying notes and reports of independent registered public accounting firm appearing therein are incorporated by this reference in this SAI. Because UBS Select Prime Capital Fund, UBS Select Treasury Capital Fund and UBS Select Tax-Free Capital Fund had not yet commenced operations as of April 30, 2011, no financial statements are available for those funds as of the date of this SAI.

You should rely only on the information contained or referred to in the prospectus for a particular fund and this Statement of Additional Information. The funds and their principal underwriter have not authorized anyone to provide you with information that is different. The prospectuses and this Statement of Additional Information are not an offer to sell shares of the funds in any jurisdiction where the funds or their principal underwriter may not lawfully sell those shares.

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UBS Global Asset Management (US) Inc.
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